Filed electronically with the Securities and Exchange Commission on
                               February 20, 1998

                                                                File No. 2-14400

                                                                File No. 811-642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.
                                   ----
      Post-Effective Amendment No.  61
                                   ----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No. 41
                   ----

                        Scudder International Fund, Inc.
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                 Two International Place, Boston, MA 02110-4103
            --------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

             immediately upon filing pursuant to paragraph (b)
      ------

         X   on March 1, 1998 pursuant to paragraph (b)
      ------

             60 days after filing pursuant to paragraph (a)(i)
      ------

             on ________________ pursuant to paragraph (a)(i)
      ------

             75 days after filing pursuant to paragraph (a)(ii)
      ------

             on ________________________ pursuant to paragraph (a)(ii) of
      ------ Rule 485


If appropriate, check the following:

             this post-effective amendment designates a new effective date for a previously filed post-effective amendment
      ------

                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER LATIN AMERICA FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption           Prospectus Caption
  --------    ------------           ------------------

     1.       Cover Page             COVER PAGE

     2.       Synopsis               EXPENSE INFORMATION

     3.       Condensed Financial    FINANCIAL HIGHLIGHTS
              Information            DISTRIBUTION AND PERFORMANCE INFORMATION

     4.       General Description    INVESTMENT OBJECTIVE AND POLICIES
              of Registrant          WHY INVEST IN THE FUND?
                                     LATIN AMERICAN INVESTMENT EXPERIENCE
                                     ADDITIONAL INFORMATION ABOUT POLICIES AND
                                        INVESTMENTS
                                     FUND ORGANIZATION

     5.       Management of the      FINANCIAL HIGHLIGHTS
              Fund                   A MESSAGE FROM SCUDDER'S PRESIDENT
                                     FUND ORGANIZATION--Investment adviser,
                                        Transfer agent
                                     SHAREHOLDER BENEFITS--A team approach to
                                        investing
                                     DIRECTORS AND OFFICERS

    5A.       Management's           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and      DISTRIBUTION AND PERFORMANCE
              Other Securities          INFORMATION--Dividends and capital gains
                                        distributions
                                     FUND ORGANIZATION
                                     TRANSACTION INFORMATION--Tax Information
                                     SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                        Automated Information Line, Dividend
                                        reinvestment plan, T.D.D. service for
                                        the hearing impaired
                                     HOW TO CONTACT SCUDDER

     7.       Purchase of            PURCHASES
              Securities Being       FUND ORGANIZATION--Underwriter
              Offered                TRANSACTION INFORMATION--Purchasing shares,
                                        Share price, Processing time, Minimum
                                        balances, Third party transactions
                                     SHAREHOLDER BENEFITS--Dividend reinvestment
                                        plan
                                     SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                     INVESTMENT PRODUCTS AND SERVICES

     8.       Redemption or          EXCHANGES AND REDEMPTIONS
              Repurchase             TRANSACTION INFORMATION--Redeeming shares,
                                        Tax identification number, Minimum
                                        balances

     9.       Pending Legal          NOT APPLICABLE
              Proceedings

                           SCUDDER LATIN AMERICA FUND
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS--Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts, Other
                                         Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices        Commissions, Portfolio Turnover

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                    FUND--Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

                        SCUDDER INTERNATIONAL FUND, INC.
                       SCUDDER PACIFIC OPPORTUNITIES FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             EXPENSE INFORMATION

     3.       Condensed            FINANCIAL HIGHLIGHTS
              Financial            DISTRIBUTION AND PERFORMANCE INFORMATION
              Information

     4.       General              INVESTMENT OBJECTIVE AND POLICIES
              Description of       WHY INVEST IN THE FUND?
              Registrant           INTERNATIONAL INVESTMENT EXPERIENCE
                                   ADDITIONAL INFORMATION ABOUT POLICIES AND
                                      INVESTMENTS
                                   FUND ORGANIZATION

     5.       Management of the    FINANCIAL HIGHLIGHTS
              Fund                 A MESSAGE FROM SCUDDER'S PRESIDENT
                                   FUND ORGANIZATION--Investment adviser,
                                      Transfer agent
                                   SHAREHOLDER BENEFITS--A team approach to
                                      investing
                                   DIRECTORS AND OFFICERS

    5A.       Management's         NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    DISTRIBUTION AND PERFORMANCE
              Other Securities        INFORMATION--Dividends and capital gains
                                      distributions
                                   FUND ORGANIZATION
                                   TRANSACTION INFORMATION--Tax Information
                                   SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                      Automated Information Line, Dividend
                                      reinvestment plan, T.D.D. service for
                                      the hearing impaired
                                   HOW TO CONTACT SCUDDER

     7.       Purchase of          PURCHASES
              Securities Being     FUND ORGANIZATION--Underwriter
              Offered              TRANSACTION INFORMATION--Purchasing shares,
                                      Share price, Processing time, Minimum
                                      balances, Third party transactions
                                   SHAREHOLDER BENEFITS--Dividend reinvestment
                                      plan
                                   SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                   INVESTMENT PRODUCTS AND SERVICES

     8.       Redemption or        EXCHANGES AND REDEMPTIONS
              Repurchase           TRANSACTION INFORMATION--Redeeming shares,
                                      Tax identification number, Minimum
                                      balances

     9.       Pending Legal        NOT APPLICABLE
              Proceedings

                       SCUDDER PACIFIC OPPORTUNITIES FUND
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS--Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts, Other
                                         Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices        Commissions, Portfolio Turnover

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                    FUND--Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

                        SCUDDER INTERNATIONAL FUND, INC.
                       SCUDDER GREATER EUROPE GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

 Item No.   Item Caption          Prospectus Caption
 --------   ------------          ------------------

    1.      Cover Page            COVER PAGE

    2.      Synopsis              EXPENSE INFORMATION

    3.      Condensed Financial   FINANCIAL HIGHLIGHTS
            Information           DISTRIBUTION AND PERFORMANCE INFORMATION

    4.      General Description   INVESTMENT OBJECTIVE AND POLICIES
            of Registrant         WHY INVEST IN THE FUND?
                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                  ADDITIONAL INFORMATION ABOUT POLICIES AND
                                    INVESTMENTS
                                  RISK CONSIDERATIONS
                                  FUND ORGANIZATION

    5.      Management of the     FINANCIAL HIGHLIGHTS
            Fund                  A MESSAGE FROM SCUDDER'S PRESIDENT
                                  FUND ORGANIZATION--Investment adviser,
                                    Transfer agent
                                  SHAREHOLDER BENEFITS--A team approach to
                                    investing
                                  DIRECTORS AND OFFICERS

   5A.      Management's          NOT APPLICABLE
            Discussion of Fund
            Performance

    6.      Capital Stock and     DISTRIBUTION AND PERFORMANCE
            Other Securities        INFORMATION--Dividends and capital gains
                                    distributions
                                  FUND ORGANIZATION
                                  TRANSACTION INFORMATION--Tax information
                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                    Automated Information Line, Dividend
                                    reinvestment plan, T.D.D. service for the hearing impaired
                                  HOW TO CONTACT SCUDDER

    7.      Purchase of           PURCHASES
            Securities Being      FUND ORGANIZATION--Underwriter
            Offered               TRANSACTION INFORMATION--Purchasing shares,
                                    Share price, Processing time, Minimum
                                    balances, Third party transactions
                                  SHAREHOLDER BENEFITS--Dividend reinvestment
                                    plan
                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                  INVESTMENT PRODUCTS AND SERVICES

    8.      Redemption or         EXCHANGES AND REDEMPTIONS
            Repurchase            TRANSACTION INFORMATION--Redeeming shares,
                                    Tax identification number, Minimum
                                    balances

    9.      Pending Legal         NOT APPLICABLE
            Proceedings

                       SCUDDER GREATER EUROPE GROWTH FUND
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUNDS' INVESTMENT OBJECTIVE AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS -- Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts, Other
                                         Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices        Commissions, Portfolio Turnover

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                    FUND--Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

                        SCUDDER INTERNATIONAL FUND, INC.
                      SCUDDER EMERGING MARKETS GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A
 Item No.   Item Caption          Prospectus Caption
 --------   ------------          ------------------

    1.      Cover Page            COVER PAGE

    2.      Synopsis              EXPENSE INFORMATION

    3.      Condensed Financial   NOT APPLICABLE
            Information

    4.      General Description   INVESTMENT OBJECTIVE AND POLICIES
            of Registrant         WHY INVEST IN THE FUND?
                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                  ADDITIONAL INFORMATION ABOUT POLICIES AND
                                    INVESTMENTS
                                  RISK CONSIDERATIONS
                                  FUND ORGANIZATION

    5.      Management of the     A MESSAGE FROM SCUDDER'S PRESIDENT
            Fund                  FUND ORGANIZATION--Investment adviser,
                                    Transfer agent
                                  SHAREHOLDER BENEFITS--A team approach to
                                    investing
                                  DIRECTORS AND OFFICERS

   5A.      Management's          NOT APPLICABLE
            Discussion of Fund
            Performance

    6.      Capital Stock and     DISTRIBUTION AND PERFORMANCE
            Other Securities        INFORMATION--Dividends and capital gains
                                    distributions
                                  FUND ORGANIZATION
                                  TRANSACTION INFORMATION--Tax information
                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                    Automated Information Line, Dividend
                                    reinvestment plan, T.D.D. service for the hearing impaired
                                  HOW TO CONTACT SCUDDER

    7.      Purchase of           PURCHASES
            Securities Being      FUND ORGANIZATION--Underwriter
            Offered               TRANSACTION INFORMATION--Purchasing shares,
                                    Share price, Processing time, Minimum
                                    balances, Third party transactions
                                  SHAREHOLDER BENEFITS--Dividend reinvestment
                                    plan
                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                  INVESTMENT PRODUCTS AND SERVICES

    8.      Redemption or         EXCHANGES AND REDEMPTIONS
            Repurchase            TRANSACTION INFORMATION--Redeeming shares,
                                    Tax identification number, Minimum
                                    balances

    9.      Pending Legal         NOT APPLICABLE
            Proceedings

                      SCUDDER EMERGING MARKETS GROWTH FUND
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUNDS' INVESTMENT OBJECTIVE AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS -- Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts, Other
                                         Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices        Commissions, Portfolio Turnover

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                    FUND-- Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

                        SCUDDER INTERNATIONAL FUND, INC.
                 SCUDDER INTERNATIONAL GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A
 Item No.   Item Caption          Prospectus Caption
 --------   ------------          ------------------

    1.      Cover Page            COVER PAGE

    2.      Synopsis              EXPENSE INFORMATION

    3.      Condensed Financial   NOT APPLICABLE
            Information

    4.      General Description   INVESTMENT OBJECTIVE AND POLICIES
            of Registrant         INVESTMENT PROCESS
                                  WHY INVEST IN THE FUND?
                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                  ADDITIONAL INFORMATION ABOUT POLICIES AND
                                    INVESTMENTS
                                  RISK CONSIDERATIONS
                                  FUND ORGANIZATION

    5.      Management of the     A MESSAGE FROM SCUDDER'S PRESIDENT
            Fund                  FUND ORGANIZATION--Investment adviser,
                                    Transfer agent
                                  SHAREHOLDER BENEFITS--A team approach to
                                    investing
                                  DIRECTORS AND OFFICERS

   5A.      Management's          NOT APPLICABLE
            Discussion of Fund
            Performance

    6.      Capital Stock and     DISTRIBUTION AND PERFORMANCE
            Other Securities        INFORMATION--Dividends and capital gains
                                    distributions
                                  FUND ORGANIZATION
                                  TRANSACTION INFORMATION--Tax information
                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                    Automated Information Line, Dividend
                                    reinvestment plan, T.D.D. service for the hearing impaired
                                  HOW TO CONTACT SCUDDER

    7.      Purchase of           PURCHASES
            Securities Being      FUND ORGANIZATION--Underwriter
            Offered               TRANSACTION INFORMATION--Purchasing shares,
                                    Share price, Processing time, Minimum
                                    balances, Third party transactions
                                  SHAREHOLDER BENEFITS--Dividend reinvestment
                                    plan
                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                  INVESTMENT PRODUCTS AND SERVICES

    8.      Redemption or         EXCHANGES AND REDEMPTIONS
            Repurchase            TRANSACTION INFORMATION--Redeeming shares,
                                    Tax identification number, Minimum
                                    balances

    9.      Pending Legal         NOT APPLICABLE
            Proceedings

                  SCUDDER INTERNATIONAL GROWTH AND INCOME FUND
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUNDS' INVESTMENT OBJECTIVE AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS -- Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts, Other
                                         Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices        Commissions, Portfolio Turnover

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                    FUND-- Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER INTERNATIONAL FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A
 Item No.   Item Caption          Prospectus Caption
 --------   ------------          ------------------

    1.      Cover Page            COVER PAGE

    2.      Synopsis              EXPENSE INFORMATION

    3.      Condensed Financial   NOT APPLICABLE
            Information

    4.      General Description   INVESTMENT OBJECTIVE AND POLICIES
            of Registrant         INVESTMENT PROCESS
                                  WHY INVEST IN THE FUND?
                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                  ADDITIONAL INFORMATION ABOUT POLICIES AND
                                    INVESTMENTS
                                  RISK CONSIDERATIONS
                                  FUND ORGANIZATION

    5.      Management of the     A MESSAGE FROM SCUDDER'S PRESIDENT
            Fund                  FUND ORGANIZATION--Investment adviser,
                                    Transfer agent
                                  SHAREHOLDER BENEFITS--A team approach to
                                    investing
                                  DIRECTORS AND OFFICERS

   5A.      Management's          NOT APPLICABLE
            Discussion of Fund
            Performance

    6.      Capital Stock and     DISTRIBUTION AND PERFORMANCE
            Other Securities        INFORMATION--Dividends and capital gains
                                    distributions
                                  FUND ORGANIZATION
                                  TRANSACTION INFORMATION--Tax information
                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                    Automated Information Line, Dividend
                                    reinvestment plan, T.D.D. service for the hearing impaired
                                  HOW TO CONTACT SCUDDER

    7.      Purchase of           PURCHASES
            Securities Being      FUND ORGANIZATION--Underwriter
            Offered               TRANSACTION INFORMATION--Purchasing shares,
                                    Share price, Processing time, Minimum
                                    balances, Third party transactions
                                  SHAREHOLDER BENEFITS--Dividend reinvestment
                                    plan
                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                  INVESTMENT PRODUCTS AND SERVICES

    8.      Redemption or         EXCHANGES AND REDEMPTIONS
            Repurchase            TRANSACTION INFORMATION--Redeeming shares,
                                    Tax identification number, Minimum
                                    balances

    9.      Pending Legal         NOT APPLICABLE
            Proceedings

                           SCUDDER INTERNATIONAL FUND
                                   (continued)

PART B
                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUNDS' INVESTMENT OBJECTIVE AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS -- Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS

              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts, Other
                                         Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices        Commissions, Portfolio Turnover

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                    FUND-- Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

This prospectus sets forth concisely the information about Scudder Latin America Fund, a non-diversified series of Scudder International Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed
information, a Statement of Additional Information dated March 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.
----------------------------
NOT FDIC  MAY LOSE VALUE
INSURED   NO BANK GUARANTEE
----------------------------

[RECYCLE LOGO] Printed in recycled paper

SCUDDER

[SCUDDER LOGO]

Scudder
Latin America
Fund

[GRAPHIC OMITTED]

Prospectus
March 1, 1998

A pure no-load(TM) (no sales charges) mutual fund which seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

Expense information
--------------------------------------------------------------------------------


How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Latin America Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)                 NONE

      Commissions to reinvest dividends                                 NONE

      Redemption fees                                                   NONE*

      Fees to exchange shares                                           NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1997.

      Investment management fee                                         1.25%

      12b-1 fees                                                        NONE

      Other expenses                                                    0.64%

      Total Fund operating expenses                                     1.89%

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders.

        1 Year               3 Years            5 Years            10 Years
        ------               -------            -------            --------
         $19                   $59                $102               $221

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."
--------------------------------------------------------------------------------



--
 2

Financial highlights
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1997 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                                  For the Period
                                                                                                 December 8, 1992
                                                                                                  (commencement
                                                            Years Ended October 31,              of operations) to
                                                                                                    October 31,
                                                1997 (a)     1996 (a)     1995          1994           1993
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........  $20.63       $16.22      $24.44         $18.41         $12.00
Income from investment operations:
Net investment income (loss) .................     .26          .25         .09          (.03)            .03
Net realized and unrealized gain (loss) on
   investment transactions ...................    4.49         4.30      (7.62)           6.10           6.36

Total from investment operations .............    4.75         4.55      (7.53)           6.07           6.39

Less distributions:
From net investment income .. ................    (.26)        (.15)         --             --            --
In excess of net investment income                  --           --          --          (.06)            --
From net realized gains on investment
   transactions ..............................      --           --       (.73)          (.06)            --

Total distributions ..........................    (.26)        (.15)      (.73)          (.12)            --

Redemption fees (c) ..........................      --          .01        .04            .08            .02
Net asset value, end of period ...............  $25.12       $20.63     $16.22         $24.44         $18.41
---------------------------------------------------------------------------------------------------------------
Total Return (%) .............................   23.25        28.31(d)   (30.96)(d)      33.43(d)       53.42**(d)
Ratios and Supplemental Data
Net assets, end of period ($ millions) .......     883          622         519            809            261
Ratio of operating expenses, net to average
   daily net assets (%) ......................    1.89         1.96        2.08           2.01           2.00*
Ratio of operating expenses before expense
   reductions, to average daily net assets (%)    1.89         1.96        2.11           2.05           2.69*
Ratio of net investment income (loss) to
   average daily net assets (%) ..............     .98         1.32         .52           (.20)           .44*
Portfolio turnover rate (%) ..................    41.8         22.4        39.5           22.4            4.6*
Average commission rate paid (b) .............  $.0002       $.0001          --             --             --

(a) Based on monthly average of shares outstanding during the period.
(b) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years ending on or after October 31, 1996.
(c) Until September 5, 1996, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 2% was assessed and retained by the Fund for the benefit of the remaining shareholders.
(d) Total return does not reflect the effect to the shareholder of the 2% redemption fee on shares held less than one year.
*   Annualized
**  Not annualized

--------------------------------------------------------------------------------


                                                                              --

A message from the President

[PHOTO OMITTED]

Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani

Scudder Latin America Fund

Investment objective

o long-term capital appreciation through investment primarily in the securities of Latin American issuers

Investment characteristics

o convenient, low-cost access to emerging investment opportunities in Latin America

o professional management of a broad range of equity securities, debt securities and other investments in a rapidly growing region of the world

o     above-average investment risk

Contents

Investment objective and policies ..........................................   6
Why invest in the Fund? ....................................................   9
Latin American investment experience .......................................   9
Additional information about policies
  and investments ..........................................................   9
Distribution and performance information ...................................  15
Fund organization ..........................................................  15
Transaction information ....................................................  17
Shareholder benefits .......................................................  21
Purchases ..................................................................  24
Exchanges and redemptions ..................................................  25
Directors and Officers .....................................................  27
Investment products and services


--
 4

How to contact Scudder

Investment objective and policies

Scudder Latin America Fund (the "Fund"), a non-diversified series of Scudder International Fund, Inc., seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time.

The Fund involves above-average investment risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. For purposes of this prospectus, Latin America is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;

o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or

o Securities of Latin American issuers, as defined above, in the form of depositary shares.


Although the Fund may participate in markets throughout Latin America, under present conditions the Fund expects to focus its investments in Argentina, Brazil, Chile, Colombia, Mexico and Peru. In the opinion of the Adviser, these six countries offer the most developed capital markets in Latin America. The Fund may invest in other countries in Latin America when the Adviser deems it appropriate. The Fund intends to allocate investments among at least three countries at all times.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depositary receipts and warrants. These may be illiquid securities and may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market.

The Fund may invest in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities. Capital appreciation in



                                                                              --
debt securities may arise from a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. Receipt of income from such debt securities is incidental to the Fund's objective of long-term capital appreciation. Most debt securities in which the Fund invests are not rated. When debt securities are rated, it is expected that such ratings will generally be below investment grade; that is, rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Corporation ("S&P"). For more information about the debt securities in which the Fund may invest, including risks, please see "Additional information about policies and investments."

The Fund may invest up to 35% of its total assets in the equity securities of U.S. and other non-Latin American issuers. In evaluating non-Latin American investments, the Adviser seeks investments where an issuer's Latin American business activities and the impact of developments in Latin America may have a positive effect on the issuer's business results.

In selecting companies for investment, the Fund typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.

The allocation between equity and debt, and among countries in Latin America, varies based on a number of factors, including?: expected rates of economic and corporate profit growth; past performance and current and comparative valuations in Latin American capital markets; the level and anticipated direction of interest rates; changes or anticipated changes in Latin American government policy; and the condition of the balance of payments and changes in the terms of trade. The Fund, in seeking undervalued markets or individual securities, also considers the effects of past economic crises or ongoing financial and political uncertainties.


To provide for redemptions, or in anticipation of investment in Latin American securities, the Fund may hold cash or cash equivalents (in U.S. dollars or foreign currencies) and other short-term securities, including money market securities denominated in U.S. dollars or foreign currencies. The Fund may assume a defensive position when, due to political or other factors, the Adviser determines that opportunities for capital appreciation in Latin American markets would be significantly limited over an extended period or that investing in those markets poses undue risk to investors. The Fund may, for temporary defensive purposes, invest without limit in cash or cash equivalents and money market instruments, or invest all or a portion of its assets in securities of U.S. or other non-Latin American issuers when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to accurately predict how long such alternative strategies may be utilized. The Fund may also invest in closed-end investment companies investing primarily in Latin America. In addition, the Fund may invest in loan participations and assignments, when-issued securities, convertible securities, illiquid and restricted securities, repurchase agreements, reverse repurchase agreements and may engage in strategic transactions, including derivatives. See "Additional information about policies and investments" for more information about these investment techniques.



--
 6

Why invest in the Fund?

The Fund seeks to take advantage of evolving economic and political trends in Latin America. These trends are largely a result of efforts by Latin American governments to institute democratic and market-oriented economic reforms.

Although the pace and success in accomplishing these objectives vary significantly throughout Latin America, there has been a general trend in recent years towards reducing government's role in economic affairs and creating a business environment conducive to investment and growth. To take better advantage of Latin America's abundant natural resources and other strengths, many countries in the region have established policies to control inflation, reduce government deficits and external debt, stabilize currency exchange rates, reduce taxes and interest rates, and modernize and open securities markets. Governments have also privatized state-owned enterprises, including telephone companies, utilities, banks, petrochemical concerns and railroads, and are beginning to invest heavily in infrastructure, which is necessary for a strong economy. In some Latin American countries these initiatives have already led to more stable economic conditions, stronger economic growth, reduction of capital outflows, and increased interest by foreign investors in Latin America, all of which have helped boost capital market returns in recent years.

Investors should be aware that participation in the Fund involves special considerations and risks not typically associated with a mutual fund investing principally in the securities of U.S. issuers. However, for investors who can accept the risks of Latin American investing and have a long-term investment horizon, the Fund offers the potential for substantial capital appreciation over time. See "Additional information about policies and investments--Risk factors."

The Fund is the first pure no-load fund to invest in Latin America.

Latin American investment experience

The Adviser has been active in international investment for over 40 years. The Adviser manages a number of offshore and U.S. investment companies that invest in all or select regions of Latin America, including two closed-end funds trading on the New York Stock Exchange: The Argentina Fund, Inc., and The Brazil Fund, Inc.

Additional information about policies and investments



Investment restrictions

The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Fund's Board of Directors. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Fund's combined Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.



                                                                              --

Loan participations and assignments

The Fund may invest in fixed and floating rate loans arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("lenders"). Generally, the Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

When investing in a participation, the Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, the Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Fund's obligations may differ from, and be more limited than, those held by the assigning lender.

Loan participations and assignments may be illiquid. Please refer to "Risk factors--Illiquid investments" for more information.

When-issued securities

The Fund may purchase equity and debt securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible securities.

Common stocks

Under normal circumstances, the Fund invests in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. The Fund may also enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risk similar to that of debt securities.


Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.



--
8

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").


Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's total assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.


Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.


Non-diversified investment company. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.


Investing in Latin America. The Adviser believes that investment opportunities may result from


                                                                              --
recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.


The portion of the Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years.


Foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Further, it may be more difficult for the Fund's agents to keep


--
10
currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

The Fund invests in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, it generally will not be possible to reduce the Fund's Latin American currency risk through hedging. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings of the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.


Debt securities. The Fund may invest in debt securities which are unrated, rated or the equivalent of those rated below investment grade (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund will invest no more than 10% of its assets in securities rated B or lower by Moody's or S&P, and may invest in securities rated C by Moody's or D by S&P, which may be in default with respect to payment of principal or interest. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.

Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.


Borrowing. Although the principal of the Fund's borrowing will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for


                                                                              --
prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's combined Statement of Additional Information.


Distribution and performance information

Dividends and capital gains distributions

The Fund intends to distribute dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made if required, at a later date. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If the investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individuals at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable distributions are taxable as ordinary income.


Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.


--
12

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.


Fund organization

Scudder Latin America Fund is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in July 1975.

The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.


Investment adviser

The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

The Fund pays the Adviser an annual fee of 1.25% of the first $1 billion and 1.15% of such assets in excess of $1 billion of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than that charged by many funds which invest primarily in U.S. securities but not necessarily higher than the fees charged to funds with investment objectives similar to that of the Fund.

All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Kemper Investments, Inc., is located at 345 Park Avenue, New York, New York.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of


                                                                              --
the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.


Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:
      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your  wire instructions must also include:
--    the name of the fund in which the money is to be invested,
--    the account number of the fund, and
--    the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member


--
14
of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Directors. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call.


                                                                              --

"QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and


--
16
may result in a gain or loss for income tax purposes.

Tax identification number


Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.


Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Directors. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Shareholder benefits

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment.


                                                                              --

Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing


Scudder Latin America Fund is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging the Adviser's extensive resources.

Edmund B. Games, Jr., Lead Portfolio Manager, has set the Fund's investment strategy and overseen its daily operation since the Fund was introduced in 1992. Mr. Games joined the Adviser's equity research area in 1960 and has focused on Latin American stocks since 1988. Tara C. Kenney, Portfolio Manager, assists with the Fund's research and investment strategy. Ms. Kenney, who joined the Fund's team in 1996, has over ten years of financial industry experience.
Paul Rogers, Portfolio Manager, also joined the Fund's team in 1996 and is primarily responsible for research on Latin American corporations. Mr. Rogers joined the Adviser in 1994 and has over ten years of investment experience.


SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility


Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.


Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.


--
18

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports


In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.


Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


                                                                              --

Purchases
--------------------------------------------------------------------------------
Opening        Minimum initial investment: $2,500; IRAs $1,000
an account     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
               See appropriate plan literature.


Make checks    o By Mail       Send your completed and signed application and
payable to                     check
"The Scudder
Funds."                          by regular mail to: or  by express, registered,
                                                         or certified mail to:

                                 The Scudder Funds       The Scudder Funds
                                 P.O. Box 2291           66 Brooks Drive
                                 Boston, MA              Braintree, MA 02184
                                 02107-2291

               o  By Wire      Please see Transaction information--Purchasing
                               shares--By wire for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.


               o By Wire       Please see Transaction information--Purchasing
                               shares-- By wire for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.

               o In Person     Visit one of our Investor Centers to
                               complete your application with the help of a
                               Scudder representative. Investor Center locations
                               are listed under Shareholder benefits.
-------------------------------------------------------------------------- -----
Purchasing     Minimum additional investment: $100; IRAs $50
additional     Group retirement plans (401(k), 403(b), etc.) have similar or
shares         lower minimums.
               See appropriate plan literature.

Make checks  o By Mail       Send a check with a Scudder investment slip, or
payable to                   with a letter of instruction including your account
"The Scudder                 number and the complete Fund name, to the
 Funds."                     appropriate address listed above.

             o By Wire       Please see Transaction information--Purchasing
                             shares--By wire for details, including the ABA wire transfer number.

             o In Person     Visit one of our Investor Centers to make an
                             additional investment in your Scudder fund account.
                             Investor Center locations are listed under Shareholder benefits.

             o By Telephone  Please see Transaction information--Purchasing shares--By QuickBuy or By telephone order for more details.

             o By Automatic  You may arrange to make investments on a regular
               Investment    basis through automatic deductions from
               Plan ($50     your bank checking account. Please call
               minimum)      1-800-225-5163 for more information and an
                             enrollment form.
--------------------------------------------------------------------------------


--
20

Exchanges and redemptions

Exchanging   Minimum investments:    $2,500 to establish a new account;
shares                               $100 to exchange among existing accounts

            o By Telephone  To speak with a service representative, call
                            1-800-225-5163 from 8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated Information Line, call 1-800-343-2890
                            (24 hours a day).

             o By Mail      Print or type your instructions and include:
               or Fax       - the name of the Fund and the account number you
                              are exchanging from;
                            - your name(s) and address as they appear on your
                              account;
                            - the dollar amount or number of shares you wish to
                              exchange;
                            - the name of the Fund you are exchanging into;
                            - your signature(s) as it appears on your account;
                              and
                            - a daytime telephone number.

                            Send your instructions
                            by regular mail  or  by express,  or  by fax to:
                            to:                  registered,
                                                 or certified
                                                 mail to:

                            The Scudder Funds   The Scudder Funds 1-800-821-6234
                            P.O. Box 2291       66 Brooks Drive
                            Boston, MA          Braintree, MA
                            02107-2291           02184
--------------------------------------------------------------------------------
Redeeming    o By Telephone  To speak with a service representative, call
shares                       1-800-225-5163 from 8 a.m. to 8 p.m. eastern time
                             or to access SAIL(TM), Scudder's Automated
                             Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

             o By Mail       Send your instructions for redemption to the
               or Fax        appropriate or Fax address or fax number above and
                             include:
                             - the name of the Fund and account number you are
                               redeeming from;
                             - your name(s) and  address as they appear on your
                               account;
                             - the dollar amount or number of shares you wish to
                               redeem;
                             - your signature(s) as it appears on your account;
                               and
                             - a daytime telephone number.

                             A signature guarantee is required for redemptions over $100,000. See Transaction information-- Redeeming shares.

             o By Automatic  You may arrange to receive automatic cash payments
               Withdrawal    periodically. Call 1-800-225-5163 for more
               Plan          information and an enrollment form.


                                                                              --

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.


o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.


o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.


o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options. Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.


--
22

Directors and Officers

Daniel Pierce*
   Chairman of the Board and Director

Paul Bancroft III
   Director; Venture Capitalist and Consultant

Sheryle J. Bolton
   Director; Chief Executive Officer, Scientific Learning Corporation

William T. Burgin
   Director; General Partner, Bessemer Venture Partners

Thomas J. Devine
   Director; Consultant

Keith R. Fox
   Director; President, Exeter Capital Management Corporation

William H. Gleysteen, Jr.
   Director; Consultant; Guest Scholar, Brookings Institute

William H. Luers
   Director; President, The Metropolitan Museum of Art

Wilson Nolen
   Director; Consultant

Kathryn L. Quirk*
   Director, Vice President and Assistant Secretary

Robert W. Lear
   Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business


Robert G. Stone, Jr.
   Honorary Director; Chairman Emeritus and Director, Kirby Corporation

Elizabeth J. Allan*
   Vice President

Nicholas Bratt*
   President

Irene T. Cheng*
   Vice President

Joyce E. Cornell*
   Vice President

Richard W. Desmond*
   Assistant Secretary

Carol L. Franklin*
   Vice President

Edmund B. Games, Jr.*
   Vice President

Jerard K. Hartman*
   Vice President

John R. Hebble*
   Assistant Treasurer

Thomas W. Joseph*
   Vice President

Thomas F. McDonough*
   Treasurer, Vice President and Secretary

Caroline Pearson*
   Assistant Secretary

Sheridan Reilly*
   Vice President


*Scudder Kemper Investments, Inc.


                                                                              --

Investment products and services

The Scudder Family of Funds[


Money Market

  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
   Premium  Shares*
   Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+

  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
   Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income

  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income

  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation

  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
  Value
   Scudder Large Company Value  Fund
   Scudder Value Fund
   Scudder Small Company Value Fund
   Scudder Micro Cap Fund
  Growth
   Scudder Classic Growth Fund
   Scudder Large Company Growth Fund
   Scudder Development Fund
   Scudder 21st Century Growth Fund

Global Growth

  Worldwide
   Scudder Global Fund
   Scudder International Growth and Income Fund
   Scudder International Fund
   Scudder Global Discovery Fund
   Scudder Emerging Markets Growth Fund
   Scudder Gold Fund

  Regional

   Scudder Greater Europe Growth Fund
   Scudder Pacific Opportunities Fund
   Scudder Latin America Fund
   The Japan Fund, Inc.

Industry Sector Funds

  Choice Series
   Scudder Financial Services Fund
   Scudder Health Care Fund
   Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs

  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **[[
  (a variable annuity)

Education Accounts

  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------

  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. [Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. [[A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.



--
24

How to contact Scudder

Account Service and Information:
      For existing account service and transactions
            Scudder Investor Relations -- 1-800-225-5163

      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you
            Scudder Electronic Account Services -- http://funds.scudder.com

      For personalized information about your Scudder accounts, exchanges and redemptions
            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions
            Scudder Investor Relations -- 1-800-225-2470
                                          Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com

      For establishing 401(k) and 403(b) plans
            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application
            Scudder Brokerage Services* -- 1-800-700-0820

Personal CounselSM -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program
            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:
            Boca Raton   Chicago   San Francisco
            Boston       New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.


                                                                              --

This prospectus sets forth concisely the information about Scudder Pacific Opportunities Fund, a non-diversified series of Scudder International Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.

If you require more detailed information, a Statement of Additional Information dated March 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

---------------------------------
NOT FDIC-   MAY LOSE VALUE
INSURED     NO BANK GUARANTEE
---------------------------------



[LOGO] PRINTED WITH
       SOYINK

[LOGO] Printed on recycled paper

SCUDDER
SCUDDER [LOGO]

Scudder
Pacific
Opportunities
Fund


Prospectus
March 1, 1998


A pure no-load(TM) (no sales charges) mutual fund which seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

---------------------------------------
Expense information
---------------------------------------

--------------------------------------------------------------------------------

How to compare a Scudder Family of Funds pure no-load(TM) fund


This information is designed to help you understand the various costs and expenses of investing in Scudder Pacific Opportunities Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)            NONE

      Commissions to reinvest dividends                            NONE

      Redemption fees                                              NONE*

      Fees to exchange shares                                      NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1997.

      Investment management fee                                    1.10%

      12b-1 fees                                                   NONE

      Other expenses                                               0.84%
                                                                   ----
      Total Fund operating expenses                                1.94%
                                                                   ====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


       1 Year              3 Years             5 Years             10 Years
       ------              -------             -------             --------
        $20                  $61                 $105                $226


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

--------------------------------------------------------------------------------


--
2

---------------------------------------
Financial highlights
---------------------------------------

--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1997 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.



                                                                                                   For the Period
                                                                                                  December 8, 1992
                                                                                                  (commencement of
                                                                                                   operations) to
                                                            Years Ended October 31,                  October 31,
                                             1997(a)       1996(a)        1995          1994            1993
--------------------------------------------------------------------------------------------------------------------
                                            ------------------------------------------------------------------------
Net asset value, beginning of period .....   $15.93        $15.59        $17.57        $16.21        $12.00
                                            ------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss) .............     (.04)          .02           .10           .04           .04
Net realized and unrealized gain
   (loss) on investment transactions......    (4.50)          .42         (1.98)         1.41          4.17
                                            ------------------------------------------------------------------------
Total from investment operations .........    (4.54)          .44         (1.88)         1.45          4.21
                                            ------------------------------------------------------------------------
Less distributions from:
Net investment income ....................     (.01)         (.10)         (.10)         (.08)           --
Net realized gains on investment
   transactions...........................       --            --            --          (.01)           --
                                            ------------------------------------------------------------------------
Total distributions ......................     (.01)         (.10)         (.10)         (.09)           --
                                            ------------------------------------------------------------------------

                                            ------------------------------------------------------------------------
Net asset value, end of period ...........   $11.38        $15.93        $15.59        $17.57        $16.21
                                            ------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return (%) .........................   (28.52)         2.76        (10.73)         8.97         35.08**
Ratios and Supplemental Data
Net assets, end of period ($ millions)....      147           329           384           499           270
Ratio of operating expenses, net to
   average daily net assets (%)...........     1.94          1.75          1.74          1.81          1.75*
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) ..................     1.94          1.75          1.74          1.81          2.90*
Ratio of net investment income
   (loss) to average daily net
   assets (%).............................     (.22)          .12           .65           .28          1.41*
Portfolio turnover rate (%) ..............     97.2          95.4          64.0          38.5           9.9*
Average commission rate paid (b) .........   $.0094        $.0148            --            --            --


(a)   Based on monthly average shares outstanding during the period.
(b) Average commission rate paid per share of common and preferred stocks is calculated for periods ending on or after October 31, 1996.
*     Annualized
**    Not annualized

--------------------------------------------------------------------------------


                                                                              --

---------------------------------------
A message from the President
---------------------------------------

[PHOTO]

Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani


---------------------------------------
Scudder Pacific Opportunities Fund
---------------------------------------

Investment objective

o long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan

Investment characteristics

o     convenient, low-cost access to investment opportunities in the Pacific
      Basin
o participation in a professionally managed portfolio of securities in a region of the world that few investors have the time, resources or experience to research
o     increased international diversification
o     daily liquidity at net asset value
o     above-average investment risk

---------------------------------------
Contents
---------------------------------------

Investment objective and policies .................    5
Why invest in the Fund? ...........................    6
International investment experience ...............    7
Additional information about policies
   and investments ................................    7
Distribution and performance information ..........   10
Fund organization .................................   11
Transaction information ...........................   12
Shareholder benefits ..............................   16
Purchases .........................................   18
Exchanges and redemptions .........................   19
Directors and Officers ............................   21
Investment products and services ..................   22
How to contact Scudder ............................   23


--
4

---------------------------------------
Investment objective and policies
---------------------------------------

Scudder Pacific Opportunities Fund (the "Fund"), a non-diversified series of Scudder International Fund, Inc., seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan. The Fund's investment program focuses on the smaller, emerging markets in this region of the world. The Fund is appropriate for no-load investors seeking to benefit from economic growth in the Pacific Basin, but who do not want direct exposure to the Japanese market. An investment in the Fund entails above-average investment risk.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments


The Fund invests, under normal market conditions, at least 65% of its total assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan--the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times.


The Fund defines securities of Pacific Basin companies as follows:

o Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or

o Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.


The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depositary receipts and warrants. These may be illiquid securities. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter or have no organized market.

The Fund may invest up to 35% of its total assets in foreign and domestic debt securities if the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser") determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. The Fund may purchase bonds rated Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA or A by Standard & Poor's Corporation ("S&P") or, if unrated, of equivalent quality as determined by the Adviser. Should the rating of a security in the Fund's portfolio be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.


Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). In evaluating non-Pacific Basin investments, the Adviser seeks investments where an issuer's Pacific Basin business activities and the impact of developments in the Pacific Basin may have a positive effect on the issuer's business results. The Fund may also purchase shares of closed-end investment companies that


                                                                              --
invest primarily in the Pacific Basin. In addition, the Fund may invest in when-issued securities and convertible securities, illiquid and restricted securities, reverse repurchase agreements and may engage in strategic transactions, including derivaties. For temporary defensive purposes, the Fund may hold without limit debt instruments as well as cash and cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to accurately predict how long such alternative strategies may be utilized. More information about investment techniques is provided under "Additional information about policies and investments."


Investment strategy

The Adviser seeks to identify companies with favorable potential for appreciation through growing earnings or market recognition over time. While these companies may be among the largest in their local markets, they may be small by the standards of U.S. market capitalization.

The Adviser evaluates investments for the Fund from both a macroeconomic and a microeconomic perspective, using extensive field research. Macroeconomic research includes a study of the economic fundamentals of each country and an examination of regional themes such as growing trade, increases in direct foreign investment and deregulation of capital markets. Understanding regional themes allows the Adviser to identify the industries and sectors most likely to benefit from the political, social and economic changes taking place across the Pacific Basin. Microeconomic analysis identifies individual companies with exceptional business prospects, which may be due to market dominance, unique franchises, high growth potential, or innovative services, products or technologies.

---------------------------------------
Why invest in the Fund?
---------------------------------------


The Fund is designed for investors wishing to participate in the investment opportunities afforded by the Asian markets in the Pacific Basin excluding Japan. The Adviser believes that the economies of the Pacific Basin, although experiencing many economic challenges currently, could return to above average rates of economic growth within a few years. These economies are generally characterized by large, hard-working labor pools, a well-educated and growing middle class, high savings rates and a diverse group of entrepreneurial companies. The Adviser will look for companies with sound balance sheets, low cost structures, healthy cash flow, U.S. dollar earnings, and strong competitive positions.

The Fund involves above-average risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. However, movements in the Fund's share price may have a low correlation with movements in the U.S. markets, so adding shares of the Fund to an investor's portfolio may increase the investor's portfolio diversification, and moderate overall portfolio risk.

Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult to arrange purchases and sales, obtain current market, industry or corporate information, hold securities for safekeeping and convert profits from foreign currencies to U.S. dollars. The Fund manages these tasks for the investor. The Adviser has had many years of experience in dealing in foreign markets and believes the Fund affords a convenient and cost-effective method of investing in the more dynamic, developing countries in the Pacific Basin region. See "Additional information about policies and investments--Risk factors."



--
6

---------------------------------------
International investment
experience
---------------------------------------

The Adviser, a leader in international investment management, has been investing in the Pacific Basin for over 35 years. The Adviser manages a number of offshore and U.S. investment companies that invest in all or select regions of the Pacific Basin, including two closed-end funds that trade on the New York Stock
Exchange: Scudder New Asia Fund, Inc. and The Korea Fund, Inc. The Adviser also manages The Japan Fund, Inc., an open-end investment company investing primarily in securities of Japanese companies.

---------------------------------------
Additional information about
policies and investments
---------------------------------------


Investment restrictions

The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Fund's Board of Directors. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Fund's combined Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.


When-issued securities

The Fund may purchase equity and debt securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible securities.

Common stocks

Under normal circumstances, the Fund invests in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.


                                                                              --

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities subject to the seller's agreement to repurchase at a specified time and price.


Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.


Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").


Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's total assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.


Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management


--
8
strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.


Non-diversified investment company. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.


Investing in the Pacific Basin. The Fund is susceptible to political and economic factors affecting issuers in Pacific Basin countries. Although the Fund will not invest in Japanese companies, some Pacific Basin economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. Many of the countries of the Pacific Basin are developing both economically and politically. Pacific Basin countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Pacific Basin countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Pacific Basin countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the Pacific Basin may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the income and gains from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.


Currency movements. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Should the U.S. dollar appreciate against foreign currencies, then the value of the Fund's securities holdings would depreciate, all other things being equal. If the reverse is true, then the Fund's holdings would appreciate in value.


Convertible securities. While convertible securities generally offer lower yields than


                                                                              --
non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings of the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.


Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's combined Statement of Additional Information.


---------------------------------------
Distribution and performance
information
---------------------------------------

Dividends and capital gains distributions

The Fund intends to distribute dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made if required, at a later date. Any dividends or capital


--
10
gains distributions declared in October, November or December with a record date in such month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If the investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individuals at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.


Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in additional shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

---------------------------------------
Fund organization
---------------------------------------

Scudder Pacific Opportunities Fund is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in July 1975.

The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser


The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global



                                                                              --
investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.


The Fund pays the Adviser an annual fee of 1.10% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than that charged by many funds which invest primarily in U.S. securities but not necessarily higher than the fees charged to funds with investment objectives similar to that of the Fund.

All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.


Scudder Kemper Investments, Inc., is located at 345 Park Avenue, New York, New York.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund.

Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

---------------------------------------
Transaction information
---------------------------------------

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:


--
12

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.


By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Directors. Your new account will have the same registration and address as your existing account.


The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.


By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.



                                                                              --

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.


By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.


"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.


Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time,


--
14
on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number


Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.


Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Directors. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to


                                                                              --

"Exchanges and Redemptions--Other information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

---------------------------------------
Shareholder benefits
---------------------------------------

Experienced professional management


Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Pacific Opportunities Fund is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

Elizabeth J. Allan, co-Lead Portfolio Manager, assumed responsibility for the Fund's day-to-day management and investment strategies in February 1994. Ms. Allan joined the Adviser in 1987 as a member of the portfolio management team of a closed-end mutual fund concentrating its investments in Asia. Theresa Gusman, co-Lead Portfolio Manager, joined the team in 1997 and shares responsibility with Ms. Allan in the Fund's day-to-day management and investment strategies. Ms. Gusman joined the Adviser in 1995 after three years as an analyst of Asian markets at Arhold and S. Beichroeder. Ms. Gusman has 14 years of experience in international investments. Nicholas Bratt, Portfolio Manager, has been a member of the Fund's team since 1992 and has over 20 years of experience in global investing.


SAIL(TM)--Scudder Automated Information Line


For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.



--
16

Investment flexibility


Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.


Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.


Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.


T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


                                                                              --

---------------------------------------
Purchases
---------------------------------------

------------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                 by regular mail to:    or       by express, registered,
                                                                                or certified mail to:

                                                The Scudder Funds               The Scudder Funds
                                                P.O. Box 2291                   66 Brooks Drive
                                                Boston, MA                      Braintree, MA 02184
                                                02107-2291

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.
                                            Then call 1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

------------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.

Make checks         o By Mail               Send a check with a Scudder investment slip, or with a letter of
payable to "The                             instruction including your account number and the
Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                    o By Wire               Please see Transaction information--Purchasing shares--
                                            By  wire for details, including the ABA wire transfer number.

                    o In Person             Visit one of our Investor Centers to make an additional
                                            investment in your Scudder fund account. Investor Center
                                            locations are listed under Shareholder benefits.

                    o By Telephone          Please see Transaction information--Purchasing shares--
                                            By QuickBuy or By telephone order for more details.

                    o By Automatic          You may arrange to make investments on aregular basis regular basis
                      Investment Plan       through automatic deductions from your bank checking
                      ($50 minimum)         account. Please call 1-800-225-5163 for more information and an enrollment form.
------------------------------------------------------------------------------------------------------------------------



--
18

---------------------------------------
 Exchanges and redemptions
---------------------------------------

------------------------------------------------------------------------------------------------------------------------
Exchanging        Minimum investments:  $2,500 to establish a new account;
shares                                  $100 to exchange among existing accounts

                  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day).

                  o By Mail          Print or type your instructions and include:
                    or Fax             - the name of the Fund and the account number you are exchanging from;
                                       - your name(s) and address as they appear on your account;
                                       - the dollar amount or number of shares you wish to exchange;
                                       - the name of the Fund you are exchanging into;
                                       - your signature(s) as it appears on your account; and
                                       - a daytime telephone number.

                                     Send your instructions
                                     by regular mail to:      or   by express, registered,   or   by fax to:
                                                                   or certified mail to:

                                     The Scudder Funds             The Scudder Funds              1-800-821-6234
                                     P.O. Box 2291                 66 Brooks Drive
                                     Boston, MA                    Braintree, MA 02184
                                     02107-2291
------------------------------------------------------------------------------------------------------------------------
Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                  o By Mail          Send your instructions for redemption to the appropriate address or fax number
                    or Fax           above and include:
                                       - the name of the Fund and account number you are redeeming from;
                                       - your name(s) and address as they appear on your account;
                                       - the dollar amount or number of shares you wish to redeem;
                                       - your signature(s) as it appears on your account; and
                                       - a daytime telephone number.

                                     A signature guarantee is required for redemptions over $100,000.
                                     See Transaction information--Redeeming shares.

                  o By Automatic     You may arrange to receive automatic cash payments periodically.
                    Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                    Plan
------------------------------------------------------------------------------------------------------------------------



                                                                              --

---------------------------------------
Scudder tax-advantaged
retirement plans
---------------------------------------

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.


--
20

--------------------------------------------------------------------------------
Directors and Officers
--------------------------------------------------------------------------------

Daniel Pierce*
   Chairman of the Board and Director

Paul Bancroft III
   Director; Venture Capitalist and Consultant

Sheryle J. Bolton
   Director; Chief Executive Officer, Scientific Learning Corporation

William T. Burgin
   Director; General Partner, Bessemer Venture Partners

Thomas J. Devine
   Director; Consultant

Keith R. Fox
   Director; President, Exeter Capital Management Corporation

William H. Gleysteen, Jr.
   Director; Consultant; Guest Scholar, Brookings Institute

William H. Luers
   Director; President, The Metropolitan Museum of Art

Wilson Nolen
   Director; Consultant

Kathryn L. Quirk*
   Director, Vice President and Assistant Secretary

Robert W. Lear
   Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Robert G. Stone, Jr.
   Honorary Director; Chairman Emeritus and Director, Kirby Corporation

Elizabeth J. Allan*
   Vice President

Nicholas Bratt*
   President

Irene T. Cheng*
   Vice President

Joyce E. Cornell*
   Vice President

Richard W. Desmond*
   Assistant Secretary

Carol L. Franklin*
   Vice President

Edmund B. Games, Jr.*
   Vice President

Jerard K. Hartman*
   Vice President

John R. Hebble*
   Assistant Treasurer

Thomas W. Joseph*
   Vice President

Thomas F. McDonough*
   Treasurer, Vice President and Secretary

Caroline Pearson*
   Assistant Secretary

Sheridan Reilly*
   Vice President

* Scudder Kemper Investments, Inc.



                                                                              --

--------------------------------------------------------------------------------
Investment products and services
--------------------------------------------------------------------------------

The Scudder Family of Funds++
--------------------------------------------------------------------------------

Money Market

  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
   Premium  Shares*
   Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+

  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+

  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
   Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income

  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income

  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation

  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income

  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth

  Value
   Scudder Large Company Value  Fund
   Scudder Value Fund
   Scudder Small Company Value Fund
   Scudder Micro Cap Fund

  Growth
   Scudder Classic Growth Fund
   Scudder Large Company Growth Fund
   Scudder Development Fund
   Scudder 21st Century Growth Fund

Global Growth

  Worldwide
   Scudder Global Fund
   Scudder International Growth and Income Fund
   Scudder International Fund
   Scudder Global Discovery Fund
   Scudder Emerging Markets Growth Fund
   Scudder Gold Fund

  Regional
   Scudder Greater Europe Growth Fund
   Scudder Pacific Opportunities Fund
   Scudder Latin America Fund
   The Japan Fund, Inc.

Industry Sector Funds

  Choice Series
   Scudder Financial Services Fund
   Scudder Health Care Fund
   Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs

  Traditional IRA
  Roth IRA
  SEP-IRA

Keogh Plan
401(k), 403(b) Plans
Scudder Horizon Plan **+++
  (a variable annuity)

Education Accounts
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------

  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.

  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.

  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. ++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.



--
22

--------------------------------------------------------------------------------
How to contact Scudder
--------------------------------------------------------------------------------

Account Service and Information:

      For existing account service and transactions
            Scudder Investor Relations -- 1-800-225-5163
      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you
            Scudder Electronic Account Services -- http://funds.scudder.com For personalized information about your Scudder accounts, exchanges and redemptions
            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions
            Scudder Investor Relations -- 1-800-225-2470
                                    Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com
      For establishing 401(k) and 403(b) plans
            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application
            Scudder Brokerage Services* -- 1-800-700-0820 Personal CounselSM --

A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program
            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

             Boca Raton  Chicago     San Francisco
             Boston      New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.


                                                                              --

This prospectus sets forth concisely the information about Scudder Greater Europe Growth Fund, a non-diversified series of Scudder International Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated March 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.
----------------------------
NOT FDIC   MAY LOSE VALUE
INSURED    NO BANK GUARANTEE
----------------------------

[LOGO] Printed in recycled paper

SCUDDER

      [SCUDDER LOGO]

Scudder
Greater Europe
Growth Fund

[GRAPHIC OMITTED]

Prospectus
March 1, 1998

A pure no-load(TM) (no sales charges) mutual fund seeking long-term growth of capital through investments primarily in the equity securities of European companies.

Expense information
--------------------------------------------------------------------------------

How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Greater Europe Growth Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)                NONE

      Commissions to reinvest dividends                                NONE

      Redemption fees                                                  NONE*

      Fees to exchange shares                                          NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1997.

      Investment management fee                                        1.00%**

      12b-1 fees                                                       NONE

      Other expenses                                                   0.72%
                                                                       -----
      Total Fund operating expenses                                    1.72% **
                                                                       =====

Example


Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

        1 Year               3 Years            5 Years            10 Years
        ------               -------            -------            --------
          $17                 $54                 $93                 $203

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.


* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until February 28, 1997, the Adviser waived a portion of its investment management fee to the extent necessary so that the total annualized expenses of the Fund did not exceed 1.50% of average daily net assets. Expenses shown above are restated to reflect what the Fund would have paid during the fiscal year ended October 31, 1997, absent such waiver. Actual expenses for the fiscal year ended October 31, 1997 were: investment management fee 0.94%, other expenses 0.72% and total Fund operating expenses 1.66%.


--------------------------------------------------------------------------------

Financial highlights
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1997 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                               For the Period
                                                                                                 October 10,
                                                                                                   1994
                                                                                              (commencement
                                                                 Years Ended October 31,     of operations) to
                                                                                                 October 31,
                                                             1997 (a)    1996 (a)    1995          1994
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......................   $   17.20   $   13.99   $   12.18    $   12.00
                                                             ----------------------------------------------
Income from investment operations:
Net investment income ....................................         .03         .13         .13          .01
Net realized and unrealized gain
  on investment transactions .............................        4.14        3.33        1.70          .17
                                                             ----------------------------------------------
Total from investment operations .........................        4.17        3.46        1.83          .18
                                                             ----------------------------------------------
Less distributions from:
Net investment income ....................................        (.06)       (.11)       (.02)          --
Net realized gains on investment transactions.............        (.14)       (.14)         --           --
                                                             ----------------------------------------------
Total distributions ......................................        (.20)       (.25)       (.02)          --
                                                             ----------------------------------------------
                                                             ----------------------------------------------
Net asset value, end of period ...........................   $   21.17   $   17.20   $   13.99    $   12.18
-----------------------------------------------------------------------------------------------------------
Total Return (%) (b) .....................................       24.47       25.11       15.06        1.50**
Ratios and Supplemental Data
Net assets, end of period ($millions) ....................         196         120          41            8
Ratio of operating expenses, net
  to average daily net assets (%).........................        1.66        1.50        1.50         1.50*
Ratio of operating expenses
  before expense reductions, to
  average daily net assets (%).............................       1.72        1.97        2.74        11.46*
Ratio of net investment income
  to average daily net assets (%)..........................        .16         .82        1.25         2.40*
Portfolio turnover rate (%) ...............................       88.8        39.0        27.9           --
Average commission rate paid (c) ......................... .  $  .0562   $   .0509          --           --

(a) Based on monthly average shares outstanding during the period.
(b) Total returns would have been lower had certain expenses not been reduced.
(c) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years ending on or after October 31, 1996.
*  Annualized
** Not annualized

--------------------------------------------------------------------------------

A message from the President

[PHOTO OMITTED]

Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edward D. Villani

Scudder Greater Europe Growth Fund

Investment objective

o long-term growth of capital through investments primarily in the equity securities of European companies

Investment characteristics

o focus on well-managed companies standing to benefit from economic growth and changes underway in Europe

o actively managed by Scudder Kemper Investments, Inc., an investment adviser with over 35 years of experience investing in Europe

o a pure no-load(TM) fund: no sales charges, redemption fees, or annual 12b-1 payments

Contents


Investment objective and policies ..........................................   5
Why invest in the Fund? ....................................................   6
International investment experience ........................................   7
Additional information about policies
  and investments ..........................................................   7
Distribution and performance information ...................................  11
Fund organization ..........................................................  12
Transaction information ....................................................  13
Shareholder benefits .......................................................  17
Purchases ..................................................................  19
Exchanges and redemptions ..................................................  20
Directors and Officers .....................................................  22
Investment products and services ...........................................  23
How to contact Scudder .............................................  Back cover

Investment objective and policies

Scudder Greater Europe Growth Fund (the "Fund"), a non-diversified series of Scudder International Fund, Inc., seeks long-term growth of capital through investments primarily in the equity securities of European companies. Although its focus is on long-term growth, the Fund may provide current income principally through holdings in dividend-paying securities.

Greater Europe includes both the industrialized nations of Western Europe and the less wealthy or developed countries in Southern and Eastern Europe. Within this diverse area, the Fund seeks to benefit from accelerating economic growth transformation and deregulation taking hold. These developments involve, among other things, increased privatizations and corporate restructurings, the reopening of equity markets and economies in Eastern Europe, further broadening of the European Community, and the implementation of economic policies to promote non-inflationary growth. The Fund invests in companies it believes are well placed to benefit from these and other structural and cyclical changes now underway in this region of the world.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund will invest, under normal market conditions, at least 80% of its total assets in the equity securities of European companies. The Fund defines a European company as follows:

o A company organized under the laws of a European country or for which the principal securities trading market is in Europe; or

o A company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in its most recent fiscal year represents (directly or indirectly through subsidiaries) assets or activities located in Europe.

The Fund expects the majority of its equity assets to be in the more established and liquid markets of Western and Southern Europe. These more established Western and Southern European countries include: Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom. To enhance return potential, however, the Fund may pursue investment opportunities in the less wealthy nations of Southern Europe, currently Greece, Portugal and Turkey, and the former communist countries of Eastern Europe, including countries once part of the Soviet Union. The Fund may invest in other countries of Europe when their markets become sufficiently developed, in the opinion of the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser").


The Fund intends to allocate its investments among at least three countries at all times. The Fund's equity investments are common stock, preferred stock (convertible or non-convertible), depositary receipts (sponsored or unsponsored) and warrants. These may be illiquid securities. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter or have no organized market. In addition, the Fund may engage in strategic transactions, including derivatives.


The Fund may invest, under normal market conditions, up to 20% of its total assets in European debt securities. Capital appreciation in debt securities may arise from a favorable change in relative interest rate levels or in the creditworthiness of issuers. Within this 20% limit, the Fund may invest in debt securities which are unrated, rated, or the equivalent of those rated below investment grade (commonly referred to as "junk bonds"); that is, rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Corporation ("S&P"). Such securities may be in default with respect to payment of principal or interest. See "Risk considerations -- Debt securities."

The Fund may invest in when-issued securities, illiquid and restricted securities and convertible securities and may enter into repurchase agreements and reverse repurchase agreements. The Fund may also invest in closed-end investment companies that invest primarily in Europe.


When, in the opinion of the Adviser, market conditions warrant, the Fund may hold foreign or U.S. debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements without limit for temporary defensive purposes and up to 20% to maintain liquidity. It is impossible to accurately predict for how long such alternative strategies may be utilized. More information about investment techniques is provided under "Additional information about policies and investments."

Investment strategy

The Adviser will conduct regional, country, industry and company analysis in search of investments likely to benefit from economic, political, industrial and other changes occurring across Europe. In investigating these four areas, the Adviser relies heavily on fundamental analysis supplemented by field research.

Regional and country analysis involves evaluating such factors as projected levels of economic growth, changes in interest rates and inflation, trade patterns, fluctuations in currencies and political developments within and among nations. Along with this macroeconomic analysis, the Adviser weighs the prospects for individual industries and companies. The focus will be on looking for companies with strong management teams, solid finances, leading products, franchises or technologies, and market strategies well positioned to benefit from growth and developments in the region.

Why invest in the Fund?

The goal of Scudder Greater Europe Growth Fund is to provide investors with long-term growth of capital by participating in investments, primarily in the form of equity securities, located throughout Greater Europe, which encompasses both the industrialized nations of Western Europe and the less wealthy or developed markets in Southern and Eastern Europe. Greater Europe is a region of more than 3.8 million square miles, 800 million consumers, and has a total wealth unsurpassed by any other continent. While this region is diverse in culture, politics and industrial development, it is taking steps to promote greater economic integration and cooperation.

In selecting investments for the Fund, the Adviser seeks out well-managed companies, both large multinationals and smaller local firms, standing to benefit from structural and cyclical changes now underway in Europe. Economic growth transformation and renewal are taking place in different areas and different ways including: a trend toward privatizations and corporate restructurings; deregulation and modernization of securities markets; reduction in trade barriers and currency restrictions; global expansion by major European companies of both exports and production; steps toward the broadening of the European Community; economic reform and modernization of the former communist countries of Eastern Europe; expected further growth of an already large middle class and a general increase in consumer confidence; and anticipated labor market restructurings. The Adviser believes that active management, based on disciplined fundamental research, will yield promising investment opportunities for long-term capital appreciation.

The Fund seeks to provide appreciation over time with average international equity fund risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. While the Fund entails stock market and other risks, movements in its share price may have a low correlation with movements in the U.S. markets, so adding shares of the Fund to an investor's portfolio may increase the investor's portfolio diversification, and thus may moderate overall portfolio risk.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. If the dollar falls in value relative to the German deutschemark, for example, the dollar value of a German stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the deutschemark, the dollar value of the German stock will fall.


Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult and expensive to arrange purchases and sales, obtain current market, industry or corporate information, hold securities for safekeeping and convert profits from foreign currencies to U.S. dollars. The Fund manages these tasks for the investor. The Adviser has had many years of experience in dealing in foreign markets and believes the Fund affords a convenient and cost-effective method of investing in the European markets. See "Risk considerations."


International investment experience


The Adviser, a leader in international investment management, has been investing in Europe for over 35 years. In 1953, the Adviser introduced the first foreign investment company registered with the United States Securities and Exchange Commission, Scudder International Fund. As of December 31, 1997, the Adviser was responsible for managing more than $200 billion in assets globally.

The Adviser also manages a number of offshore and U.S. investment companies that can invest in all or select regions of Europe, including two closed-end funds: Scudder New Europe Fund, Inc. and The Spain and Portugal Fund, Inc. The Adviser maintains an office in London with various contacts there and elsewhere in Europe.


Additional information about policies and investments


Investment restrictions

The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Fund's Board of Directors. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Fund's combined Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness, or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.


When-issued securities

The Fund may purchase equity and debt securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible securities.

Common stocks

Under normal circumstances, the Fund invests in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. The Fund may also enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risk similar to that of debt securities.

Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivatives contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").


Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's total assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk considerations--Strategic Transactions and derivatives" for more information.

Risk factors


The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.


Non-diversified investment company. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the securities of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.


Investing in Europe. The Fund's performance is susceptible to political, social and economic factors affecting issuers in European countries. Such factors may include, but are not limited to: growth of GDP or GNP, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position, as well as interest and monetary exchange rates among European countries.

Eastern European countries and certain Southern European countries are considered to be emerging markets. Securities traded in certain emerging European markets may be subject to additional risks due to political and economic reforms including efforts to decentralize the economic decision-making process and move toward a market-oriented economy. Additionally, the inexperience of financial intermediaries, lack of modern technology and the possibility of permanent or temporary termination of trading of securities may affect the Fund's performance. To the extent that the Fund purchases equity securities of smaller companies, such securities may experience greater volatility and have limited liquidity.

Former communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunity.

Although the governments of certain Eastern European countries currently are implementing or considering reforms directed at political and economic liberalization, there can be no assurance that these reforms will continue or achieve their goals.

Currency movements. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Should the U.S. dollar appreciate against foreign currencies, then the value of the Fund's securities holdings would depreciate, all other things being equal. If the reverse is true, then the Fund's holdings would appreciate in value.

Foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities.

Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Debt securities. The Fund may invest up to 20% of its total assets in debt securities which are unrated, rated or the equivalent of those rated below investment-grade. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund may invest in securities rated C by Moody's or D by S&P, which may be in default with respect to payment of principal or interest. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk. The trading market for lower-grade securities is generally less liquid than for higher rated securities and the Fund may have difficulty disposing of these securities at the time it wishes to.

Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Strategic Transactions and derivatives. Strategic Transactions, including derivatives contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position.


Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's combined Statement of Additional Information.


Distribution and performance information

Dividends and capital gains distributions

The Fund intends to distribute dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made, if required, at a later date. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the account.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individuals at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.


Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

Fund organization

Scudder Greater Europe Growth Fund is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in July 1975.

The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Corporation is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.


Investment adviser

The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

The Fund pays the Adviser an annual fee of 1.00% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than that charged by many funds which invest primarily in U.S. securities but not necessarily higher than the fees charged to funds with investment objectives similar to that of the Fund.


Until February 28, 1997, the Adviser waived a portion of its management fee to the extent necessary so that the total annualized expenses of the Fund did not exceed 1.50% of average daily net assets. Accordingly, for the fiscal year ended October 31, 1997, the Adviser received an investment management fee of 0.94% of the Fund's daily net assets.


All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder Kemper Investments, Inc., is located at 345 Park Avenue, New York, New York.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s)of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Directors. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Trading in securities on European securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of the Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined by the Corporation's Board of Directors.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Directors. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Shareholder benefits

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing


Scudder Greater Europe Growth Fund is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

Carol Franklin, Lead Portfolio Manager, sets Fund investment strategy and oversees its daily operation. Ms. Franklin joined the Adviser in 1981 and has over ten years of European research and investment management experience. Nicholas Bratt, Portfolio Manager, helps set the Fund's general investment strategies. Mr. Bratt has over 20 years of experience in worldwide investing and has been with the Adviser since 1976.


Joan Gregory, Portfolio Manager, focuses on stock selection, a role she has played since she joined the Adviser in 1992. Ms. Gregory has been involved with investment in global and international stocks since 1989.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility


Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.


Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.


Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, ssuch as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.


Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Purchases
--------------------------------------------------------------------------------
Opening      Minimum initial investment: $2,500; IRAs $1,000
an account
             Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
             See appropriate plan literature.


Make checks  o By Mail       Send your completed and signed application and
payable to                   check
"The Scudder
 Funds."                       by regular mail to: or   by express, registered,
                                                        or certified mail to:

                               The Scudder Funds        The Scudder Funds
                               P.O. Box 2291            66 Brooks Drive
                               Boston, MA               Braintree, MA
                               02107-2291               02184


             o  By Wire      Please see Transaction information--Purchasing
                             shares--By wire for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.

             o  In Person    Visit one of our Investor Centers to complete your
                             application with the help of a Scudder
                             representative. Investor Center locations are
                             listed under Shareholder benefits.
------------------------------------------------------------------------------

Purchasing   Minimum additional investment: $100; IRAs $50
additional
shares       Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
             See appropriate plan literature.

Make checks  o By Mail       Send a check with a Scudder investment slip, or
payable to                   payable to with a letter of instruction including
"The Scudder                 your "The Scudder account number and the complete
 Funds."                     Fund name, to the Funds." appropriate address
                             listed above.

             o By Wire       Please see Transaction information--Purchasing
                             shares--By wire for details, including the ABA wire transfer number.

             o In Person     Visit one of our Investor Centers to
                             make an additional investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

             o By Telephone  Please see Transaction information--Purchasing shares--By QuickBuy or By telephone order for more details.

             o By Automatic  You may arrange to make investments on a regular
               Investment    basis through automatic deductions from
               Plan ($50     your bank checking account. Please call
               minimum)      1-800-225-5163 for more information and an
                             enrollment form.
--------------------------------------------------------------------------------

Exchanges and redemptions
--------------------------------------------------------------------------------
Exchanging  Minimum investments:     $2,500 to establish a new account;
shares                               $100 to exchange among existing accounts

            o By Telephone  To speak with a service representative, call
                            1-800-225-5163 from 8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated Information Line, call 1-800-343-2890
                            (24 hours a day).

            o By Mail       Print or type your instructions and include:
               or Fax the name of the Fund and the account number you are exchanging from;
                             your name(s)and address as they appear on your account;
                             the dollar amount or number of shares you wish to exchange;
                             the name of the Fund you are exchanging into;
                             your signature(s) as it appears on your account; and a daytime telephone number.


                            Send your instructions
                            by regular mail  or by express,    or  by fax to:
                            to:                 registered,
                                                or certified
                                                mail to:

                            The Scudder         The Scudder Funds 1-800-821-6234
                            Funds               66 Brooks Drive
                            P.O. Box 2291       Braintree, MA
                            Boston, MA          02184
                            02107-2291

 -------------------------------------------------------------------------------
 Redeeming  o By Telephone  To speak with a service representative, call shares 1-800-225-5163 from 8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

             o By Mail      Send your instructions for redemption to the or Fax
                            appropriate address or fax number above and include:
                              the name of the Fund and account number you are redeeming from;
                              your name(s) and address as they appear on your account;
                              the dollar amount or number of shares you wish to redeem;
                              your signature(s) as it appears on your account; and a daytime telephone number.

                            A signature guarantee is required for redemptions over $100,000. See Transaction information-- Redeeming shares.

             o By Automatic You may arrange to receive automatic cash payments
               Withdrawal   periodically. Call 1-800-225-5163 for more
               Plan         information and an enrollment form.
--------------------------------------------------------------------------------

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.


o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Directors and Officers

Daniel Pierce*
  Chairman of the Board and Director

Paul Bancroft III
   Director; Venture Capitalist and Consultant

Sheryle J. Bolton
   Director; Chief Executive Officer, Scientific Learning Corporation

William T. Burgin
   Director; General Partner, Bessemer Venture Partners

Thomas J. Devine
   Director; Consultant

Keith R. Fox
   Director; President, Exeter Capital Management Corporation

William H. Gleysteen, Jr.
   Director; Consultant; Guest Scholar, Brookings Institute

William H. Luers
   Director; President, The Metropolitan Museum of Art

Wilson Nolen
   Director; Consultant

Kathryn L. Quirk*
   Director, Vice President and Assistant Secretary

Robert W. Lear
   Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Robert G. Stone, Jr.
   Honorary Director; Chairman Emeritus and Director, Kirby Corporation

Elizabeth J. Allan*
   Vice President

Nicholas Bratt*
   President

Irene T. Cheng*
   Vice President

Joyce E. Cornell*
   Vice President

Richard W. Desmond*
   Assistant Secretary

Carol L. Franklin*
   Vice President

Edmund B. Games, Jr.*
   Vice President

Jerard K. Hartman*
   Vice President

John R. Hebble*
   Assistant Treasurer

Thomas W. Joseph*
   Vice President

Thomas F. McDonough*
   Treasurer, Vice President and Secretary

Caroline Pearson*
   Assistant Secretary

Sheridan Reilly*
   Vice President

*Scudder Kemper Investments, Inc.

Investment products and services

The Scudder Family of Funds++

Money Market

  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
   Premium  Shares*
   Managed Shares*
  Scudder Government Money Market
   Series--Managed Shares*

Tax Free Money Market+

  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market
   Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+

  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
   Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income

  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income

  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation

  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income

  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth

  Value
   Scudder Large Company Value  Fund
   Scudder Value Fund
   Scudder Small Company Value Fund
   Scudder Micro Cap Fund

  Growth
   Scudder Classic Growth Fund
   Scudder Large Company Growth Fund
   Scudder Development Fund
   Scudder 21st Century Growth Fund

Global Growth

 Worldwide
   Scudder Global Fund
   Scudder International Growth and Income Fund
   Scudder International Fund
   Scudder Global Discovery Fund
   Scudder Emerging Markets Growth Fund
   Scudder Gold Fund

  Regional
   Scudder Greater Europe Growth Fund
   Scudder Pacific Opportunities Fund
   Scudder Latin America Fund
   The Japan Fund, Inc.

Industry Sector Funds

  Choice Series
   Scudder Financial Services Fund
   Scudder Health Care Fund
   Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs

  Traditional IRA
  Roth IRA
  SEP-IRA

Keogh Plan

401(k), 403(b) Plans
Scudder Horizon Plan **+++
  (a variable annuity)

Education Accounts

  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. ++ Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. + A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. * A class of shares of the Fund. **Not available in all states. +++ A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. # These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.

How to contact Scudder

Account Service and Information:

     For existing account service and transactions

          Scudder Investor Relations -- 1-800-225-5163

     For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

          Scudder Electronic Account Services -- http://funds.scudder.com

     For personalized information about your Scudder accounts, exchanges and redemptions

          Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

     For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

          Scudder Investor Relations -- 1-800-225-2470
                                        Investor.Relations@scudder.com

          Scudder's World Wide Web Site -- http://funds.scudder.com

     For establishing 401(k) and 403(b) plans

          Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

     To receive information about this discount brokerage service and to obtain an application

          Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

     To receive information about this mutual fund portfolio guidance and management program

          Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

          The Scudder Funds
          P.O. Box 2291
          Boston, Massachusetts
          02107-2291

Or Stop by a Scudder Investor Center:

     Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

          Boca Raton  Chicago     San Francisco
          Boston      New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

This prospectus sets forth concisely the information about Scudder Emerging Markets Growth Fund, a non-diversified series of Scudder International Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.

If you require more detailed information, a Statement of Additional Information dated March 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.


----------------------------------
NOT FDIC-   MAY LOSE VALUE
INSURED     NO BANK GUARANTEE
----------------------------------


[LOGO] PRINTED WITH
       SOYINK

[LOGO] Printed on recycled paper

SCUDDER
SCUDDER [LOGO]

Scudder
Emerging Markets
Growth Fund


Prospectus
March 1, 1998


A pure no-load(TM) (no sales charges) mutual fund seeking long-term growth of capital primarily through equity investment in emerging markets around the globe.

---------------------------------------
Expense information
---------------------------------------

--------------------------------------------------------------------------------
How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Emerging Markets Growth Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)         NONE
      Commissions to reinvest dividends                         NONE
      Deferred sales charge                                     NONE
      Redemption fees payable to the Fund                       2.00%*
      Exchange fees payable to the Fund                         2.00%*

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1997.


      Investment management fee (after waiver)                  1.17%**
      12b-1 fees                                                NONE
      Other expenses (after reimbursements)                     1.08%**
                                                                ----
      Total Fund operating expenses (after waiver
            and reimbursements)                                 2.25%**
                                                                ====


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders.

        1 Year               3 Year             5 Years            10 Years
        ------               ------             -------            --------
         $23                   $70                $120               $258

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* There may be a 2% fee retained by the Fund which is imposed only on redemptions or exchanges of shares held less than one year. You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Exchanging and redeeming shares."


** The Adviser and certain of its subsidiaries agreed not to impose all or a portion of its management fee until February 28, 1998, in oder to maintain the annualized expenses of the Fund at not more than 2.00% of average daily net assets. Due to such waiver and reimbursements for the fiscal year ended October 31, 1997, the total annualized expenses of the Fund did not exceed 2.00% of average daily net assets. From March 1, 1998, until August 31, 1998, the Adviser and certain of its subsidiaries have agreed to waive and/or reimburse all or portions of their fees and expenses payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 2.25% of average daily net assets. Expenses shown above are restated to reflect what the Fund would have paid during the fiscal year ended October 31, 1997 if expenses had been maintained at 2.25% throughout the period. If the Adviser and its subsidiaries had not agreed to waive and/or reimburse all or portions of their fees and expenses, Fund expenses would have been: investment management fee 1.25%, other expenses 1.08% and total operating expenses 2.33% for the fiscal year ending October 31, 1997.


--------------------------------------------------------------------------------


--
2

---------------------------------------
Financial highlights
---------------------------------------

--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                                For the Period
                                                                                                  May 8, 1996
                                                                                    Year         (commencement)
                                                                                    Ended      of operations) to
                                                                                 October 31,       October 31,
                                                                                    1997              1996
------------------------------------------------------------------------------------------------------------------
                                                                                ----------------------------------
Net asset value, beginning of period .....................................        $12.85             $12.00
                                                                                ----------------------------------
Income from investment operations:
Net investment income (loss) .............................................           .02               (.02)
Net realized and unrealized gain on investments ..........................          1.67                .86
                                                                                ----------------------------------
Total from investment operations .........................................          1.69                .84
                                                                                ----------------------------------
Less distributions from net investment income ............................          (.03)                --
Redemption fees ..........................................................           .05                .01
                                                                                ----------------------------------
Net asset value, end of period ...........................................        $14.56             $12.85
                                                                                ----------------------------------
------------------------------------------------------------------------------------------------------------------
Total Return (%) (c) (d) .................................................         13.51               7.08**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...................................           220                 76
Ratio of operating expenses, net to average daily net assets (%) .........          2.00               2.00*
Ratio of operating expenses before expense reductions,
   to average daily netassets (%) ........................................          2.33               3.79*
Ratio of net investment income (loss) to average daily net assets (%) ....           .11               (.32)*
Portfolio turnover rate (%) ..............................................          61.5               19.5*
Average commission rate paid (b) .........................................        $.0013             $.0006

(a)   Based on monthly average of shares outstanding during the period.
(b)   Average commission rate paid per share of common and preferred stocks.
(c)   Total return is higher due to maintenance of the Fund's expenses.
(d) Total return does not reflect the effect to the shareholder of the 2% redemption fee on shares held less than one year.
*     Annualized
**    Not annualized

--------------------------------------------------------------------------------


                                                                              --

---------------------------------------
A message from the President
---------------------------------------

[PHOTO]

Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani


Scudder Emerging Markets Growth Fund

Investment objective

o long-term growth of capital primarily through equity investment in emerging markets around the globe

Investment characteristics

o access to dynamic investment opportunities in the emerging markets of Asia, Europe, Africa, the Middle East and Latin America
o opportunity to enhance the return potential and global diversification of an investment portfolio
o     involves above-average investment risk and above-average return potential
o     a pure no-load(TM) fund with no sales charges, commissions or 12b-1 fees
o a 2% redemption and exchange fee on shares held less than one year, retained by the Fund for the benefit of remaining shareholders

---------------------------------------
Contents
---------------------------------------

Investment objective and policies ...............      5
Why invest in the Fund? .........................      6
International investment experience .............      7
Additional information about policies
   and investments ..............................      7
Distribution and performance information ........     12
Fund organization ...............................     13
Transaction information .........................     14
Shareholder benefits ............................     18
Purchases .......................................     21
Exchanges and redemptions .......................     22
Directors and Officers ..........................     24
Investment products and services ................     25
How to contact Scudder ..........................     26


--
4

---------------------------------------
Investment objective and policies
---------------------------------------

Scudder Emerging Markets Growth Fund (the "Fund"), a non-diversified series of Scudder International Fund, Inc., seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.


The Fund will invest in the Asia-Pacific region, Latin America, less developed nations in Europe, the Middle East and Africa, focusing investments in countries and regions where there appears to be the best value and appreciation potential, subject to considerations of portfolio diversification and liquidity. In the opinion of the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), many emerging nations around the globe are likely to continue to experience economic growth rates well in excess of those found in the U.S., Japan and other developed markets. In the opinion of the Adviser, this economic growth should translate into strong stock market performance over the long term.


While the Fund offers the potential for substantial price appreciation over time, it also involves above-average investment risk. The Fund is designed as a long-term investment and not for short-term trading purposes. It should not be considered a complete investment program. The Fund's net asset value (price) can fluctuate significantly with changes in stock market levels, political developments, movements in currencies, investment flows and other factors. To encourage a long-term investment horizon, a 2% redemption and exchange fee, described more fully below, is payable to the Fund for the benefit of remaining shareholders on shares held less than one year.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objectives will be met.

Investments

At least 65% of the Fund's total assets will be invested in the equity securities of emerging market issuers. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund intends to allocate its investments among at least three countries at all times, and does not expect to concentrate in any particular industry. There is no limitation, however, on the amount the Fund can invest in a specific country or region of the world.

The Fund deems an issuer to be located in an emerging market if:

o     the issuer is organized under the laws of an emerging market country;
o     the issuer's principal securities trading market is in an emerging market;
      or
o at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets.


The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depository receipts and warrants. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market. The Fund may invest in illiquid securities.


The Fund may invest up to 35% of its total assets in emerging market and domestic debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. Debt instruments held by the Fund take the form of bonds, notes, bills, debentures,


                                                                              --
convertible securities, warrants, bank obligations, short-term paper, loan participations, loan assignments, and trust interests.


Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of issuers in the U.S. and other developed markets. In evaluating the appropriateness of such investments for the Fund, the Adviser takes into account the issuer's involvement in the emerging markets and the potential impact of that involvement on business results. The Fund may also purchase securities on a when-issued or forward delivery basis, enter into reverse repurchase agreements and may engage in various strategic transactions, including derivatives.


For temporary defensive purposes, the Fund may hold, without limit, debt instruments as well as cash and cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements. It is impossible to accurately predict how long such alternative strategies will be utilized. The Fund may also invest in closed-end investment companies investing primarily in the emerging markets. To the extent the Fund invests in such closed-end investment companies, shareholders will incur certain duplicate fees and expenses. Such closed-end investment company investments will generally only be made when market access or liquidity restricts direct investment in the market.

More information about the investments and policies of the Fund is provided under "Additional information about policies and investments."

Investment strategy

The Adviser takes a top-down approach to evaluating investments for the Fund, using extensive fundamental and field research. The process begins with a study of the economic fundamentals of each country and region as well as an examination of regional themes such as growing trade, increases in direct foreign investment and deregulation of capital markets. Understanding regional themes allows the Adviser to identify the industries and companies most likely to benefit from the political, social and economic changes taking place in a given region of the world.

Within a market, the Adviser looks for individual companies with exceptional business prospects, which may be due to market dominance, unique franchises, high growth potential, or innovative services, products or technologies. The Adviser seeks to identify companies with favorable potential for appreciation through growing earnings or greater market recognition over time. While these companies may be among the largest in their local markets, they may be small by the standards of U.S. stock market capitalization.

---------------------------------------
Why invest in the Fund?
---------------------------------------

This Fund is designed as a convenient, low cost way for investors to participate in the growth opportunities afforded by a broad range of emerging markets. Through one actively managed, pure no-loadO fund, investors can tap into developing regions throughout the world, without the burden of deciding where and when to invest on their own.


The Adviser believes the emerging markets will continue to experience some of the fastest rates of economic growth over the next decade and continue to offer attractive stock market potential. In the Pacific Rim and other parts of Asia, economies are typically characterized by large, relatively low cost labor pools, high savings rates and worldwide demand for their products. The Adviser believes that the economies of the Pacific Basin, although experiencing many economic challenges currently, could return to above average rates of economic growth within a few years. In Latin America, the region has benefited from governmental efforts to reduce inflation and budget deficits, invest in much needed infrastructure, deregulate or privatize industry and liberalize their capital markets.



--
6

Eastern European countries are experiencing strong economic growth as capitalism takes hold. Many African and Middle Eastern countries are also benefiting from the shift to market based economies and from improved fiscal and monetary discipline. These regions, as a whole, are attracting a growing pool of foreign investment and benefiting from growing regional trade, which is helping fuel rapid economic growth. Stock markets in many of these countries have outperformed our own and those of the other more developed countries.

Investors should be aware that participation in the Fund involves special considerations and risks not typically associated with a mutual fund investing principally in the securities of U. S. issuers. However, movements in the Fund's share price may have a low correlation with movements in the U.S. markets, so adding shares of the Fund to an investor's portfolio may, over time, increase the investor's overall diversification, and reduce overall risk.

Investing directly in emerging market securities is usually impractical for individual investors. Investors frequently find it difficult to arrange purchases and sales, obtain current market, industry or corporate information, hold securities for safekeeping, and convert profits from foreign currencies to U.S. dollars. The Fund offers professional management and administrative convenience to shareholders wishing to invest in these more dynamic, emerging markets of the world.

---------------------------------------
International investment experience
---------------------------------------


The Adviser has been active in international investment management for over four decades. As of December 31, 1997, the Adviser was responsible for managing more than $200 billion in assets globally.


The Adviser manages a number of U.S. investment companies that invest in emerging market equity securities. These include Scudder Pacific Opportunities Fund, Scudder Latin America Fund and Scudder Greater Europe Growth Fund, as well as a number of closed-end funds that trade on the New York Stock Exchange.

---------------------------------------
Additional information about
policies and investments
---------------------------------------


Investment restrictions

The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Fund's Board of Directors. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Fund's combined Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness, or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.


When-issued securities

The Fund may purchase equity and debt securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement,


                                                                              --
the market value of the security may be more or less than the purchase price.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

Debt securities


Although the debt securities in which the Fund invests are predominantly denominated in U.S. dollars, the Fund may also invest in debt securities denominated in foreign currencies. Such securities may be rated below investment- grade; that is, rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Corporation ("S&P"), or may be unrated but equivalent to those rated below investment- grade by internationally recognized rating agencies such as S&P or Moody's. The Fund may invest in "Brady Bonds," which are debt securities issued under the framework of the Brady Plan as a mechanism for debtor countries to restructure their outstanding bank loans. Most "Brady Bonds" have their principal collaterized by zero coupon U.S. Treasury bonds.


Illiquid securities


The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price. Some restricted securities, however, may be considered liquid despite resale restrictions, since they can be sold to other qualified institutional buyers under a rule of the Securities and Exchange Commission (Rule 144A). The Corporation's Board of Directors has delegated to the Adviser the authority to determine those Rule 144A securities that will be considered liquid.


Common stocks

Under normal circumstances, the Fund invests in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. The Fund may also enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risk similar to that of debt securities.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio


--
8
management and are regularly utilized by many mutual funds and other institutional investors.

Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices, equity swaps and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various transactions such as interest rate and equity swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").


Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's total assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.


Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Non-diversified investment company. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

Investing in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon.


                                                                              --

The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of those securities or, if the Fund has entered into a contract to sell a security, in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on the Fund's non-dollar denominated securities.

Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.


Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Furthermore, there can be no assurance that the Fund's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and adversely affect existing investment opportunities. For a more complete description of the risks of investing in emerging markets, please refer to the Fund's combined Statement of Additional Information.

Currency movements. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Should the U.S. dollar appreciate against foreign currencies, then the value of the Fund's securities holdings would depreciate, all other things being equal. If the reverse is true, then the Fund's holdings would appreciate in value.


Foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets, the greater potential for insider trading and stock price manipulation, and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; exchange


--
10
closure; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

The Fund invests in securities denominated in currencies of many other countries. Exchange rate changes or devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

Some countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, it generally will not be possible to eliminate the Fund's foreign currency risk through hedging.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less risk than the issuer's common stock.

Debt securities. The Fund may invest in debt securities with varying degrees of credit quality. High quality bonds (rated AAA or AA by S&P or Aaa or Aa by Moody's) characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds (rated A or BBB by S&P or A or Baa by Moody's) are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. Debt securities rated below BBB by S&P or below Baa by Moody's are considered to be below investment-grade. These types of high yield/high risk debt obligations (commonly referred to as "junk bonds") are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with their terms and generally involve a greater risk of default and more volatility in price than securities in higher rating categories, such as investment-grade U.S. bonds. The Fund may invest in securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's, which may be in default with respect to payment of principal or interest.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the securities. Also, if a seller defaults, the value of such securities may decline before the Fund is able to dispose of them.

Borrowing. Although the principal of the Fund's borrowing will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.


                                                                              --

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's combined Statement of Additional Information.


---------------------------------------
Distribution and performance
information
---------------------------------------

Dividends and capital gains distributions

The Fund intends to distribute any dividends from its net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in December. An additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. Distributions are not subject to the 2% redemption fee, whether paid in cash or reinvested. If the investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individuals at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain) regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable distributions are taxable as ordinary income.


Shareholders may be able to claim a credit or deduction on their income tax returns for their


--
12
pro rata portion of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

---------------------------------------
Fund organization
---------------------------------------


Scudder Emerging Markets Growth Fund is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in July, 1975.


The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Corporation is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser


The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

The Fund pays the Adviser an annual fee of 1.25% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than that charged by many funds which invest primarily in U.S. securities but not necessarily higher than the fees charged by funds with similar investment objectives.

The Adviser has agreed to maintain the annualized expenses of the Fund at no more than 2.25% of the average daily net assets of the Fund from March 1, 1998 until August 31, 1998. For the fiscal year ended October 31, 1997 the Adviser maintained expenses at no more than 2.00% of



                                                                              --
average daily net assets of the Fund and as a result received an investment management fee of 0.92% of the Fund's average daily net assets.

All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Kemper Investments, Inc., is located at 345 Park Avenue, New York, New York.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter.

Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

---------------------------------------
Transaction information
---------------------------------------

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:

--    the name of the fund in which the money is to be invested,
--    the account number of the fund, and
--    the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment


--
14
the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

Exchanging and redeeming shares


Upon the redemption or exchange of shares held less than one year, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The fee is waived for all shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans. However, if such shares are purchased through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to any IRA or SEP-IRA accounts. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

The fee applies to redemptions from the Fund and exchanges to other Scudder Family of Funds, but not to dividend or capital gains distributions which have been automatically reinvested in the Fund. The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. See "Exchanges and Redemptions" in the Fund's combined Statement of Additional Information for a more detailed description of the redemption fee.


Exchanges. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless it is otherwise determined by the Board of Directors. Your new account will have the same registration and address as your existing account. The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information,


                                                                              --
including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redemptions by telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of


--
16
telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Trading in securities on European and Far Eastern securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of the Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined by the Corporation's Board of Directors.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Directors. Scudder


                                                                              --
retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.


Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other information" in the Fund's combined Statement of Additional Information for more information.


Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

---------------------------------------
Shareholder benefits
---------------------------------------

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing


Scudder Emerging Markets Growth Fund is managed by a team of investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in the Adviser's offices across the United States and abroad.

The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.


Joyce E. Cornell, Lead Portfolio Manager, has responsibility for the Fund's day-to-day management and investment strategies. Ms. Cornell has been a portfolio manager with the Adviser since 1993, and joined the firm in 1991 after eight years of investment experience as a research analyst.

Tara C. Kenney, Portfolio Manager, assists with the Fund's research and investment strategy by focusing on the Latin American securities in the


--
18
portfolio. Ms. Kenney joined the Adviser in 1995 and has over ten years of financial industry experience. Ms. Kenney was a vice president of corporate finance for an investment banking firm for seven years, and most recently, a portfolio manager for two years.


Elizabeth Allan, Portfolio Manager, helps set the Fund's general investment strategies. Ms. Allan joined the Adviser in 1987, and has numerous years of Pacific Basin research and investing experience.

Andre J. DeSimone, Portfolio Manager, assists in investment selection. Mr. DeSimone joined the Adviser in 1997 after three years as Chief Executive Officer of a stock brokerage company in Kenya. Mr. DeSimone also has six years of experience in investment banking.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility


Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.


Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports


In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call



                                                                              --

1-800-225-5163 if you wish to receive additional shareholder reports.


Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


--
20

---------------------------------------
Purchases
---------------------------------------


------------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                 by regular mail to:    or       by express, registered,
                                                                                or certified mail to:

                                                The Scudder Funds               The Scudder Funds
                                                P.O. Box 2291                   66 Brooks Drive
                                                Boston, MA                      Braintree, MA 02184
                                                02107-2291

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.
                                            Then call 1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

------------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.

Make checks         o By Mail               Send a check with a Scudder investment slip, or with a letter of
payable to "The                             instruction including your account number and the
Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                    o By Wire               Please see Transaction information--Purchasing shares--
                                            By  wire for details, including the ABA wire transfer number.

                    o In Person             Visit one of our Investor Centers to make an additional
                                            investment in your Scudder fund account. Investor Center
                                            locations are listed under Shareholder benefits.

                    o By Telephone          Please see Transaction information--Purchasing shares--
                                            By QuickBuy or By telephone order for more details.

                    o By Automatic          You may arrange to make investments on aregular basis regular basis
                      Investment Plan       through automatic deductions from your bank checking
                      ($50 minimum)         account. Please call 1-800-225-5163 for more information and an enrollment form.
------------------------------------------------------------------------------------------------------------------------



                                                                              --

---------------------------------------
 Exchanges and redemptions
---------------------------------------

------------------------------------------------------------------------------------------------------------------------
Exchanging        Minimum investments:  $2,500 to establish a new account;
shares                                  $100 to exchange among existing accounts

                  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day).

                  o By Mail          Print or type your instructions and include:
                    or Fax              the name of the Fund and the account number you are exchanging from;
                                        your name(s) and address as they appear on your account;
                                        the dollar amount or number of shares you wish to exchange;
                                        the name of the Fund you are exchanging into;
                                        your signature(s) as it appears on your account; and
                                        a daytime telephone number.

                                     Send your instructions
                                     by regular mail to:      or   by express, registered,   or   by fax to:
                                                                   or certified mail to:

                                     The Scudder Funds             The Scudder Funds              1-800-821-6234
                                     P.O. Box 2291                 66 Brooks Drive
                                     Boston, MA                    Braintree, MA 02184
                                     02107-2291
------------------------------------------------------------------------------------------------------------------------
Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                  o By Mail          Send your instructions for redemption to the appropriate address or fax number
                    or Fax           above and include:
                                        the name of the Fund and account number you are redeeming from;
                                        your name(s) and address as they appear on your account;
                                        the dollar amount or number of shares you wish to redeem;
                                        your signature(s) as it appears on your account; and
                                        a daytime telephone number.

                                     A signature guarantee is required for redemptions over $100,000.
                                     See Transaction information--Redeeming shares.

                  o By Automatic     You may arrange to receive automatic cash payments periodically.
                    Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                    Plan
------------------------------------------------------------------------------------------------------------------------



--
22

---------------------------------------
Scudder tax-advantaged
retirement plans
---------------------------------------

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.


o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.


o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.


o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.


                                                                              --

---------------------------------------
Directors and Officers
---------------------------------------

Daniel Pierce*
   Chairman of the Board and Director

Paul Bancroft III
   Director; Venture Capitalist and Consultant

Sheryle J. Bolton
   Director; Chief Executive Officer, Scientific Learning Corporation

William T. Burgin
   Director; General Partner, Bessemer Venture Partners

Thomas J. Devine
   Director; Consultant

Keith R. Fox
   Director; President, Exeter Capital Management Corporation

William H. Gleysteen, Jr.
   Director; Consultant; Guest Scholar, Brookings Institute

William H. Luers
   Director; President, The Metropolitan Museum of Art

Wilson Nolen
   Director; Consultant

Kathryn L. Quirk*
   Director, Vice President and Assistant Secretary

Robert W. Lear
   Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business


Robert G. Stone, Jr.
   Honorary Director; Chairman Emeritus and Director, Kirby Corporation

Elizabeth J. Allan*
   Vice President

Nicholas Bratt*
   President

Irene T. Cheng*
   Vice President

Joyce E. Cornell*
   Vice President

Richard W. Desmond*
   Assistant Secretary

Carol L. Franklin*
   Vice President

Edmund B. Games, Jr.*
   Vice President

Jerard K. Hartman*
   Vice President

John R. Hebble*
   Assistant Treasurer

Thomas W. Joseph*
   Vice President

Thomas F. McDonough*
   Treasurer, Vice President and Secretary

Caroline Pearson*
   Assistant Secretary

Sheridan Reilly*
   Vice President

* Scudder Kemper Investments, Inc.



--
24

--------------------------------------------------------------------------------
Investment products and services
--------------------------------------------------------------------------------

The Scudder Family of Funds++
--------------------------------------------------------------------------------

Money Market

  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
   Premium  Shares*
   Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+

  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+

  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
   Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income

  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income

  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation

  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income

  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth

  Value
   Scudder Large Company Value  Fund
   Scudder Value Fund
   Scudder Small Company Value Fund
   Scudder Micro Cap Fund

  Growth
   Scudder Classic Growth Fund
   Scudder Large Company Growth Fund
   Scudder Development Fund
   Scudder 21st Century Growth Fund

Global Growth

  Worldwide
   Scudder Global Fund
   Scudder International Growth and Income Fund
   Scudder International Fund
   Scudder Global Discovery Fund
   Scudder Emerging Markets Growth Fund
   Scudder Gold Fund

  Regional
   Scudder Greater Europe Growth Fund
   Scudder Pacific Opportunities Fund
   Scudder Latin America Fund
   The Japan Fund, Inc.

Industry Sector Funds

  Choice Series
   Scudder Financial Services Fund
   Scudder Health Care Fund
   Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs

  Traditional IRA
  Roth IRA
  SEP-IRA

Keogh Plan
401(k), 403(b) Plans
Scudder Horizon Plan **+++
  (a variable annuity)

Education Accounts
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.

  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.

  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. ++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.



                                                                              --

--------------------------------------------------------------------------------
How to contact Scudder
--------------------------------------------------------------------------------

Account Service and Information:

      For existing account service and transactions
            Scudder Investor Relations -- 1-800-225-5163 For 24 hour account information, fund information, exchanges, and an overview of all the services available to you
            Scudder Electronic Account Services -- http://funds.scudder.com For personalized information about your Scudder accounts, exchanges and redemptions
            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions
            Scudder Investor Relations -- 1-800-225-2470
                              Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com
      For establishing 401(k) and 403(b) plans
            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application
            Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program
            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

             Boca Raton  Chicago     San Francisco
             Boston      New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.


--
26

                           SCUDDER LATIN AMERICA FUND


            A Pure No-Load(TM) (No Sales Charges) Mutual Fund Seeking
                Long-Term Capital Appreciation Through Investment
                         Primarily in the Securities of
                             Latin American Issuers

                                       and

                       SCUDDER PACIFIC OPPORTUNITIES FUND


            A Pure No-Load(TM) (No Sales Charges) Mutual Fund Seeking
                 Long-Term Growth of Capital Through Investment
                      Primarily in the Equity Securities of
                            Pacific Basin Companies,
                                 Excluding Japan

                                       and

                       SCUDDER GREATER EUROPE GROWTH FUND


            A Pure No-Load(TM) (No Sales Charges) Mutual Fund Seeking Long-Term Growth of Capital Through Investments Primarily
                 in the Equity Securities of European Companies

                                       and

                      SCUDDER EMERGING MARKETS GROWTH FUND


                A Pure No-Load(TM) (No Sales Charges) Mutual Fund
               which seeks to provide long-term growth of capital
                       primarily through equity investment
                               in emerging markets
                                around the globe


-------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 1998


-------------------------------------------------------------------------------


         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Latin America Fund, Scudder Pacific Opportunities Fund, Scudder Greater Europe Growth Fund and Scudder Emerging Markets Growth Fund dated March 1, 1998, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.


THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.........................................................................1
         General Investment Objective and Policies of Scudder Latin America Fund......................................1
         Special Considerations.......................................................................................4
         General Investment Objective and Policies of Scudder Pacific Opportunities Fund..............................6
         Special Considerations.......................................................................................8
         General Investment Objective and Policies of Scudder Greater Europe Growth Fund..............................8
         Special Considerations......................................................................................10
         General Investment Objectives and Policies of Scudder Emerging Markets Growth Fund..........................12
         Special Considerations......................................................................................13
         Investing in Foreign Securities.............................................................................18
         Specialized Investment Techniques...........................................................................19
         Master/feeder structure.....................................................................................31
         Investment Restrictions.....................................................................................32

PURCHASES............................................................................................................36
         Additional Information About Opening An Account.............................................................36
         Additional Information About Making Subsequent Investments..................................................37
         Additional Information About Making Subsequent Investments by QuickBuy......................................37
         Checks......................................................................................................38
         Wire Transfer of Federal Funds..............................................................................38
         Share Price.................................................................................................38
         Share Certificates..........................................................................................38
         Other Information...........................................................................................38

EXCHANGES AND REDEMPTIONS............................................................................................39
         Exchanges...................................................................................................39
         Special Redemption and Exchange Information for Scudder Emerging Markets Growth Fund........................40
         Redemption by Telephone.....................................................................................41
         Redemption by QuickSell.....................................................................................41
         Redemption by Mail or Fax...................................................................................42
         Redemption-in-Kind..........................................................................................42
         Other Information...........................................................................................42

FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................43
         The Pure No-Load(TM) Concept................................................................................43
         Internet access.............................................................................................44
         Dividend and Capital Gain Distribution Options..............................................................45
         Scudder Investor Centers....................................................................................46
         Reports to Shareholders.....................................................................................46
         Transaction Summaries.......................................................................................46

THE SCUDDER FAMILY OF FUNDS..........................................................................................51

SPECIAL PLAN ACCOUNTS................................................................................................56
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations and
              Self-Employed Individuals..............................................................................56
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.........56
         Scudder IRA:  Individual Retirement Account.................................................................56
         Scudder 403(b) Plan.........................................................................................57
         Scudder Roth IRA:  Individual Retirement Account............................................................57
         Automatic Withdrawal Plan...................................................................................58
         Group or Salary Deduction Plan..............................................................................58
         Automatic Investment Plan...................................................................................59

                                       i

         Uniform Transfers/Gifts to Minors Act.......................................................................59
         Automatic Investment Plan...................................................................................59
         Uniform Transfers/Gifts to Minors Act.......................................................................59

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................59

PERFORMANCE INFORMATION..............................................................................................60
         Average Annual Total Return.................................................................................60
         Cumulative Total Return.....................................................................................61
         Total Return................................................................................................62
         Comparison of Portfolio Performance.........................................................................63

ORGANIZATION OF THE FUNDS............................................................................................67

INVESTMENT ADVISER...................................................................................................68
         Personal Investments by Employees of the Adviser............................................................73

DIRECTORS AND OFFICERS...............................................................................................73

REMUNERATION.........................................................................................................79
         Responsibilities of the Board-Board and Committee Meetings..................................................79
         Compensation of Officers and Directors......................................................................79

DISTRIBUTOR..........................................................................................................82

TAXES................................................................................................................82

PORTFOLIO TRANSACTIONS...............................................................................................87
         Brokerage Commissions.......................................................................................87
         Portfolio Turnover..........................................................................................88

NET ASSET VALUE......................................................................................................89

ADDITIONAL INFORMATION...............................................................................................90
         Experts.....................................................................................................90
         Other Information...........................................................................................90

FINANCIAL STATEMENTS.................................................................................................92
         Latin America Fund..........................................................................................92
         Pacific Opportunities Fund..................................................................................92
         Greater Europe Growth Fund..................................................................................92
         Emerging Markets Growth Fund................................................................................92

APPENDIX

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

      (See "Investment objective and policies" in the Funds' prospectuses.)

         Scudder Latin America Fund, Scudder Pacific Opportunities Fund, Scudder Greater Europe Growth Fund and Scudder Emerging Markets Growth Fund (each a "Fund," collectively, the "Funds"), are each series of Scudder International Fund, Inc. (the "Corporation"), a pure no-load(TM), non-diversified, open-end management investment company which continuously offers and redeems its shares at net asset value. They are companies of the type commonly known as mutual funds.

General Investment Objective and Policies of Scudder Latin America Fund

     Scudder Latin America Fund's ("Latin America Fund") investment objective is to seek long-term capital appreciation through investment primarily in the securities of Latin American issuers.

         The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time.


         The Fund involves above-average investment risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program.

         Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

         At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. For purposes of this prospectus, Latin America is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

     o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

     o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;

     o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or

     o Securities of Latin American issuers, as defined above, in the form of depositary shares.

     Although the Fund may participate in markets throughout Latin America, under present conditions the Fund expects to focus its investments in Argentina, Brazil, Chile, Mexico and Peru. In the opinion of the Adviser, these five countries offer the most developed capital markets in Latin America. The Fund may invest in other countries in Latin America when the Adviser deems it appropriate. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.

         The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depositary receipts and warrants. These may be restricted securities and may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market.

         The Fund may invest in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities. Capital appreciation in debt securities may arise from a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. Receipt of income from such debt securities is incidental to the Fund's objective of long-term capital appreciation. Most debt securities in which the Fund invests are not rated. When debt securities are rated, it is expected that such ratings will generally be below investment grade; that is, rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Corporation ("S&P"). For more information about the debt securities in which the Fund may invest, including risks, please see "Additional information about policies and investments."

         The Fund may invest up to 35% of its total assets in the equity securities of U.S. and other non-Latin American issuers. In evaluating non-Latin American investments, the Adviser seeks investments where an issuer's Latin American business activities and the impact of developments in Latin America may have a positive effect on the issuer's business results.

         In selecting companies for investment, the Fund typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.

         The allocation between equity and debt, and among countries in Latin America, varies based on a number of factors, including: expected rates of economic and corporate profit growth; past performance and current and comparative valuations in Latin American capital markets; the level and anticipated direction of interest rates; changes or anticipated changes in Latin American government policy; and the condition of the balance of payments and changes in the terms of trade. The Fund, in seeking undervalued markets or individual securities, also considers the effects of past economic crises or ongoing financial and political uncertainties.

         To provide for redemptions, or in anticipation of investment in Latin American securities, the Fund may hold cash or cash equivalents (in U.S. dollars or foreign currencies) and other short-term securities, including money market securities denominated in U.S. dollars or foreign currencies. In addition, to provide for redemptions or distributions, the Fund may borrow from banks in an amount not exceeding the value of one-third of the Fund's total assets. The Fund does not expect to borrow for investment purposes. The Fund may assume a defensive position when, due to political or other factors, the Adviser determines that opportunities for capital appreciation in Latin American markets would be significantly limited over an extended period or that investing in those markets poses undue risk to investors. The Fund may, for temporary defensive purposes, invest without limit in cash and money market instruments, or invest all or a portion of its assets in securities of U.S. or other non-Latin American issuers when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to accurately predict how long such alternative strategies may be utilized. The Fund may also invest in closed-end investment companies investing primarily in Latin America. In addition, the Fund may invest in loan participations and assignments, when-issued securities, convertible securities, repurchase agreements, reverse repurchase agreements and may engage in strategic transactions.


         Under exceptional economic or market conditions abroad, the Fund may, for temporary defensive purposes, until normal conditions return, invest all or a major portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in such countries.

         Foreign securities such as those purchased by the Fund may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. (See "TAXES.")


         From time to time, the Fund may be a purchaser of restricted debt or equity securities (i.e., securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to be sold in the ordinary course of business) in a private placement. The Fund has undertaken not to purchase or acquire any such securities if, solely as a result of such purchase or acquisition, more than 15% of the value of the Fund's net assets would be invested in restricted securities (securities subject to legal or contractual restrictions on resales).


Special Considerations

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

         The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         The Fund invests in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

         Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

         The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Fund at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.

         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.

         Holders of sovereign debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

         Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960's and 1970's, but slowed dramatically (and in some instances was negative) in the 1980's as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly rescheduled. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Fund's investments in this region.

         Changes in political leadership, the implementation of market oriented economic policies, such as the North American Free Trade Agreement ("NAFTA"), privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

         The Fund is intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in a broad range of securities of Latin American issuers. Management of the Fund believes that allocation of assets on an international basis decreases the degree to which events in any one country, including the United States, will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the United States economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Because of the Fund's investment policy, it is not intended to provide a complete investment program for an investor.

General Investment Objective and Policies of Scudder Pacific Opportunities Fund

         Scudder Pacific Opportunities Fund's ("Pacific Opportunities Fund") investment objective is to seek long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.


         The Fund's investment program focuses on the smaller, emerging markets in this region of the world. The Fund is appropriate for no-load investors seeking to benefit from economic growth in the Pacific Basin, but who do not want direct exposure to the Japanese market. An investment in the Fund entails above-average investment risk.

     Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

     The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan - the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.

     The Fund defines securities of Pacific Basin companies as follows:

o Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or

o Securities of Companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.

         The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depositary receipts and warrants. These may be restricted securities. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter or have no organized market.

         The Fund may invest up to 35% of its total assets in foreign and domestic debt securities if the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser") determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. The Fund may purchase bonds rated Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA or A by Standard & Poor's Corporation ("S&P") or, if unrated, of equivalent quality as determined by the Adviser. Should the rating of a security in the Fund's portfolio be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). In evaluating non-Pacific Basin investments, the Adviser seeks investments where an issuer's Pacific Basin business activities and the impact of developments in the Pacific Basin may have a positive effect on the issuer's business results. The Fund may also purchase shares of closed-end investment companies that invest primarily in the Pacific Basin. In addition, the Fund may invest in when-used securities and convertible securities, reverse repurchase agreements and may engage in strategic transactions. For temporary defensive purposes, the Fund may hold without limit debt instruments as well as cash and cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to accurately predict for how long such alternative strategies may be utilized.


         Foreign securities such as those purchased by the Fund may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. (See "TAXES.")

Special Considerations

Investing in the Pacific Basin. Economies of individual Pacific Basin countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

         With respect to the Peoples Republic of China and other markets in which the Fund may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Fund's investment in that country.

         Trading volume on Pacific Basin stock exchanges outside of Japan, although increasing, is substantially less than in the U.S. stock market. Further, securities of some Pacific Basin companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on Pacific Basin stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions and may be able to purchase securities in which the Fund may invest on other stock exchanges where commissions are negotiable.

         Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation of Pacific Basin stock exchanges, brokers, and listed companies than in the U.S.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.


         Recent conditions in the Pacific Basin region include political uncertainty, economic overheating, erratic trade policies and extreme currency fluctuations that have resulted in equity market decline. The conditions that have given rise to these developments, however, are changeable, and there is no way to predict if they will continue or the speed at which the economies of that region will recover.


General Investment Objective and Policies of Scudder Greater Europe Growth Fund

         Scudder Greater Europe Growth Fund's ("Greater Europe Growth Fund") investment objective is to seek long-term growth of capital through investments primarily in the equity securities of European companies. Although its focus is on long-term growth, the Fund may provide current income principally through holdings in dividend-paying securities.

         Greater Europe includes both the industrialized nations of Western Europe and the less wealthy or developed countries in Southern and Eastern Europe. Within this diverse area, the Fund seeks to benefit from accelerating economic growth transformation and deregulation taking hold. These developments involve, among other things, increased privatizations and corporate restructurings, the reopening of equity markets and economies in Eastern Europe, further broadening of the European Community, and the implementation of economic policies to promote non-inflationary growth. The Fund invests in companies it believes are well placed to benefit from these and other structural and cyclical changes now underway in this region of the world.

         Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. 'If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

         The Fund will invest, under normal market conditions, at least 80% of its assets in the equity securities of European companies. The Fund defines a European company as follows: a company organized under the laws of a European country or for which the principal securities trading market is in Europe; or a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in its most recent fiscal year represents (directly or indirectly through subsidiaries) assets or activities located in Europe.

         The Fund expects the majority of its equity assets to be in the more established and liquid markets of Western and Southern Europe. These more established Western and Southern European countries include Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom. To enhance return potential, however, the Fund may pursue investment opportunities in the less wealthy nations of Southern Europe, currently Greece, Portugal and Turkey, and the former communist countries of Eastern Europe, including countries once part of the Soviet Union. 'The Fund may invest in other countries of Europe when their markets become sufficiently developed in the opinion of the Adviser.


         The Fund intends to allocate its investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund's equity investments are common stock, preferred stock (convertible or non-convertible), depositary receipts (sponsored or unsponsored) and warrants. These may be restricted securities. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter or have no organized market. In addition, the Fund may engage in strategic transactions.


         The Fund may invest, under normal market conditions, up to 20% of its total assets in European debt securities. Capital appreciation in debt securities may arise from a favorable change in relative interest rate levels or in the creditworthiness of issuers. Within this 20% limit, the Fund may invest in debt securities which are unrated, rated, or the equivalent of those rated below investment grade (commonly referred to as "junk bonds"); that is, rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Corporation ("S&P"). 'See the Appendix to this Statement of Additional Information for a more complete description of the ratings organizations and their respective characteristics.

         The Fund may invest in when-issued securities and may enter into repurchase agreements and reverse purchase agreements. The Fund may also invest in closed-end investment companies that invest primarily in Europe.-'

         When, in the opinion of the Adviser, market conditions warrant, the Fund may hold foreign or U.S. debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements without limit for temporary defensive purposes and up to 20% to maintain liquidity. It is impossible to accurately predict for how long such alternative strategies may be utilized. More information about investment techniques is provided under "Additional information about policies and investments" in the Fund's prospectus.


         Foreign securities such as those purchased by the Fund may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. (See "TAXES.")


         From time to time, the Fund may be a purchaser of restricted debt or equity securities (i.e., securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to be sold in the ordinary course of business) in a private placement. The Fund has undertaken not to purchase or acquire any such securities if, solely as a result of such purchase or acquisition, more than 15% of the value of the Fund's net assets would be invested in restricted securities and more than 15% of its total net assets would be invested in securities that are not readily marketable.


Special Considerations


Investing in Greater Europe. Scudder Kemper Investments, Inc. has been managing European investments for over 35 years. Scudder employs a dedicated team of approximately 20 experienced analysts, some of whom have specialized expertise in Europe, and others of whom focus on one or more industries globally. These analysts research the diverse European markets and seek to identify companies, industries and markets which may be undervalued which have outstanding growth prospects. These two groups of analysts work in teams to create expertise synergies.


         In managing the Fund, the Adviser utilizes reports, statistics and other investment information from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser. Investment decisions, however, will be based primarily on critical analyses and investigations, including visiting companies, touring facilities, and interviewing suppliers and customers, by the Adviser's own research specialists and portfolio managers. Field research, including visiting the companies and/or countries a particular analyst covers, is an important piece of the research effort.

Market Characteristics. The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund's investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain European countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. The
Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation.

         In accordance with the Investment Company Act of 1940 (the "1940 Act"), the Fund may invest up to 10% of its total assets in securities of closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain small capital markets. If the Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies (including management and advisory fees).

Role of Banks in Capital Markets. In a number of European countries, commercial banks act as securities brokers and dealers, and as underwriters, investment fund managers and investment advisers. They also may hold equity participations, as well as controlling interests, in industrial, commercial or financial enterprises, including companies whose securities are publicly traded and listed on European stock exchanges. Investors should consider the potential conflicts of interest that result from the combination in a single firm of commercial banking and diversified securities activities.

         The Fund is prohibited under the 1940 Act, in the absence of an exemptive rule or other exemptive relief, from purchasing the securities of any company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities.

Corporate  Disclosure   Standards.   Issuers  of  securities  in  some  European
jurisdictions are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

Transaction Costs. Brokerage commissions and transaction costs for transactions both on and off the securities exchanges in many European countries are generally higher than in the U.S.

Economic and Political Risks. The economies of individual European countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, as the case may be, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In addition, securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology, the lack of sufficient capital base to expand business operations and the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices for securities in such markets. Business entities in many Eastern European countries do not have any recent history of operating in a market-oriented economy, and the ultimate impact of Eastern European countries' attempts to move toward more market-oriented economies is currently unclear. In addition, any change in the leadership or policies of Eastern European countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Other Risks of European Investments. The Fund's investments could in the future be adversely affected by any increase in taxes or by political, economic or diplomatic developments. The Fund intends to seek investment opportunities within the former "east bloc" countries in Eastern Europe. See "Investment objective and policies" in the Fund's prospectus. All or a substantial portion of such investments may be considered "not readily marketable" for purposes of the limitations set forth below.

         Most Eastern European countries have had a centrally planned, socialist economy since shortly after World War II. The governments of a number of Eastern European countries currently are implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision-making process and move towards a market economy. There can be no assurance that these reforms will continue or, if continued will achieve their goals.

         Investing in the securities of the former "east bloc" Eastern European issuers involves certain considerations not usually associated with investing in securities of issuers in more developed capital markets such as the U.S., Japan or Western Europe, including (i) political and economic considerations, such as greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability; (ii) the small current size of markets for such securities and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interest; and (iv) the absence of developed legal structures governing foreign private investments and private property. Applicable accounting and financial reporting standards in Eastern Europe may be substantially different from U.S. accounting standards and, in certain Eastern European countries, no reporting standards currently exist. Consequently, substantially less information is available to investors in Eastern Europe, and the information that is available may not be conceptually comparable to, or prepared on the same basis as that available in more developed capital markets, which may make it difficult to assess the financial status of particular companies.


         The governments of certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such countries. These authorities may not be qualified to act as foreign custodians under the 1940 Act and, as a result, the Fund would not be able to invest in these countries in the absence of exemptive relief from the Securities and Exchange Commission (the "SEC"). In addition, the risk of loss through government confiscation may be increased in such countries.


General Investment Objectives and Policies of Scudder Emerging Markets
Growth Fund

         Scudder Emerging Markets Growth Fund ("Emerging Markets Growth Fund") seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.


     The Fund will invest in the Asia-Pacific region, Latin America, less developed nations in Europe, the Middle East and Africa, focusing investments in countries and regions where there appear to be the best value and appreciation potential, subject to considerations of portfolio diversification and liquidity. In the opinion of the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), many emerging nations around the globe are likely to continue to experience economic growth rates well in excess of those found in the U.S., Japan and other developed markets. In the opinion of the Adviser, this economic growth should translate into strong stock market performance over the long term.

         While the Fund offers the potential for substantial price appreciation over time, it also involves above-average investment risk. The Fund is designed as a long-term investment and not for short-term trading purposes. It should not be considered a complete investment program. The Fund's net asset value (price) can fluctuate significantly with changes in stock market levels, political developments, movements in currencies, investment flows and other factors. To encourage a long-term investment horizon, a 2% redemption and exchange fee, described more fully below, is payable to the Fund for the benefit of remaining shareholders on shares held less than one year.

         Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the Fund's objectives will be met.

         At least 65% of the Fund's total assets will be invested in the equity securities of emerging market issuers. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund intends to allocate its investments among at least three countries at all times, and does not expect to concentrate in any particular industry. There is no limitation, however, on the amount the Fund can invest in a specific country or region of the world.


     The Fund deems an issuer to be located in an emerging market if:

o    the issuer is organized under the laws of an emerging market country;

o    the issuer's principal  securities trading market is in an emerging market;
     or

o at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets.

         The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depository receipts and warrants. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market. The Fund may invest in illiquid or restricted securities.

         The Fund may invest up to 35% of its total assets in emerging market and domestic debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. Debt instruments held by the Fund take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank obligations, short-term paper, loan participations, loan assignments, and trust interests.

         Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of issuers in the U.S. and other developed markets. In evaluating the appropriateness of such investments for the Fund, the Adviser takes into account the issuer's involvement in the emerging markets and the potential impact of that involvement on business results. The Fund may also purchase securities on a when-issued or forward delivery basis, enter into reverse repurchase agreements and may engage in various strategic transactions, including derivatives. In addition, to maintain liquidity, the Fund may borrow from banks in an amount not exceeding the value of one-third of the Fund's total assets.

         For temporary defensive purposes, the Fund may hold, without limit, debt instruments as well as cash and cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements. It is impossible to accurately predict for how long such alternative strategies will be utilized. The Fund may also invest in closed-end investment companies investing primarily in the emerging markets. To the extent the Fund invests in such closed-end investment companies, shareholders will incur certain duplicate fees and expenses. Such closed-end investment company investments will generally only be made when market access or liquidity restricts direct investment in the market.


Special Considerations

Investing in Emerging Markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

         Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no cash is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         In the course of investment in emerging markets, the Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. While the Fund will manage its assets in a manner that will seek to minimize the exposure to such risks, there can be no assurance that adverse political, social or economic changes will not cause the Fund to suffer a loss of value in respect of the securities in the Fund's portfolio.


         The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available. The Corporation may suspend redemption of its shares for any period during which an emergency exists, as determined by the "SEC". Accordingly if the Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Corporation's Board of Directors.


         Volume and liquidity in most foreign markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The chart below sets forth the risk ratings of selected emerging market countries' sovereign debt securities.

   Sovereign Risk Ratings for Selected Emerging Market Countries as of 1/15/98
        (Source: J.P. Morgan Securities, Inc., Emerging Markets Research)

    Country                    Moody's          Standard & Poor's

    Chile                      Baa1                  A-

    Turkey                     B1                    B
    Mexico                     Ba2                   BB
    Czech Republic             Baa1                  A
    Hungary                    Baa3                  BBB-
    Colombia                   Baa3                  BBB-
    Venezuela                  Ba2                   B+
    Morocco                    NR                    NR
    Argentina                  Ba3                   BB
    Brazil                     B1                    BB-
    Poland                     Baa3                  BBB-
    Ivory Coast                NR                    NR

         A Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is, therefore, somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements. With four exceptions (Panama, Cuba, Costa Rica and Yugoslavia), no sovereign emerging markets borrower has defaulted on an external bond issue since World War II.

         Income from securities held by a Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. A Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.



         Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Fund's assets should these conditions recur.

         The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Investing in Europe. Most Eastern European nations, including Hungary, Poland, Czechoslovakia, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently exist within the former Yugoslavia. The outcome is uncertain.

         Both the European Community (the "EC") and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

         The  conditions  that  have  given  rise  to  these   developments  are
changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

         Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

         Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita GDP increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

         Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

         Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

         Investing in Africa. Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism and cattle.

         Many of the countries are fraught with political instability. There has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.

         Economically, the Northern Rim countries (including Morocco, Egypt and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.

         On the other end of the economic spectrum are countries, such as Burkinafaso, Madagascar and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. A general decline in oil prices may have an adverse impact on many economies.


Economic Growth. Emerging markets are an increasingly important part of the world's investment activity. The chief rationale for investing in emerging markets is the dramatic growth rates that these economies continue to enjoy. Over the past decade, the annual percentage change in the economic growth rates of emerging market countries has been climbing above that of the mature markets, as shown in the chart below.1


         This growth translates into an average annual percentage change (as measured by GDP) of 2.53% for mature economies, compared to 3.89% for developing countries.2 Emerging market economies are projected to grow at a 6.3% annual rate - more than double the expected growth of established countries in Europe, Asia and North America (2.4%).3

High Yield/High Risk Securities. Below investment-grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities of equivalent quality, in which the Fund may invest carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are

--------

1       International Monetary Fund, 1997.  OECD Economic Outlook, October 1997.
2       International Monetary Fund, 1995.  OECD Economic Outlook, June 1995.
3       IMF World Economic Outlook, 1997.

considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund will not purchase the securities of any issuer if, as a result, more than 35% of the Fund's total assets would be invested in below investment-grade securities or unrated securities of equivalent quality. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. An increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "TAXES."

Investing in Foreign Securities

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in United States securities and which may favorably or unfavorably affect the Funds' performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the United States and at times, volatility of price can be greater than in the United States. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause that Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, or diplomatic developments which could affect United States investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Many of the currencies of Eastern European countries have experienced a steady devaluation relative to western currencies. Any future devaluation may have a detrimental impact on any investments made by the Fund in Eastern Europe. The currencies of most Eastern European countries are not freely convertible into other currencies and are not internationally traded. The Fund will not invest its assets in non-convertible fixed income securities denominated in currencies that are not freely convertible into other currencies at the time the investment is made.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of each Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, neither Fund will invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

Specialized Investment Techniques

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because each Fund may hold foreign currencies and forward contracts, futures contracts and options on futures contracts on foreign currencies, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. In particular, many Latin American currencies have experienced significant devaluation relative to the dollar. Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should that Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

Depositary Receipts. Each Fund may invest directly in securities of emerging country issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of each Fund's investment policies, a Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Loan Participations and Assignments. Latin America Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("Lenders"). The Fund's investments in Loans in Latin America are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of portions of Loans ("Assignments") from third parties. Participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Investment Manager to be creditworthy.

         When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and may be more limited than, those held by the assigning Lender.

         The Fund may have difficulty disposing of Assignments and Participations. Because no liquid market for these obligations typically exists, the Fund anticipates that these obligations could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse effect on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations may also make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

Debt Securities. When the Adviser believes that it is appropriate to do so in order to achieve each Fund's objective of long-term capital appreciation, a Fund may invest in debt securities including bonds of foreign governments, supranational organizations and private issuers. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. Each Fund may purchase "investment-grade" bonds, rated Aaa, Aa or A by Moody's or AAA, AA or A by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Greater Europe Growth Fund may invest up to 20% of its total assets in European debt securities. Latin America Fund, Greater Europe Growth Fund (within its 20% limit) and Emerging Markets Growth Fund may also purchase bonds rated Baa by Moody's or BBB by S&P. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics.

         Latin America Fund, Greater Europe Growth Fund (subject to its 20% limit) and Emerging Markets Growth Fund may each also purchase debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P and unrated securities ("high yield/high risk securities"), which usually entail greater risk (including the possibility of default or bankruptcy of the issues of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the greater their risks render them like equity securities. Latin America Fund (subject to a limit of no more than 10% of its total assets), Greater Europe Growth Fund (subject to its 20% limit) and Emerging Markets Growth Fund may purchase bonds rated B or lower by Moody's or S&P, and may invest in securities which are rated C by Moody's or D by S&P or securities of comparable quality in the Adviser's judgment. Such securities may be in default with respect to payment of principal or interest. Such securities carry a high degree of risk and are considered speculative. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         The Adviser expects that a significant portion of any of the Emerging Markets Growth Fund's bond investments will be purchased at a discount to par value. To the extent developments in emerging markets result in improving credit fundamentals and rating upgrades for countries in emerging markets, the Adviser believes that there is the potential for capital appreciation as the improving fundamentals become reflected in the price of the debt instruments. The Adviser also believes that a country's sovereign credit rating (with respect to foreign currency denominated issues) acts as a "ceiling" on the rating of all debt issuers from that country. Thus, the ratings of private sector companies cannot be higher than that of their home countries. The Adviser believes, however, that many companies in emerging market countries, if rated on a stand alone basis without regard to the rating of the home country, possess fundamentals that could justify a higher credit rating, particularly if they are major exporters and receive the bulk of their revenues in U.S. dollars or other hard currencies. The Adviser seeks to identify such opportunities and benefit from this type of market inefficiency.

         Certain  Latin  American  countries  are among the  largest  debtors to commercial banks and foreign governments. Trading in debt obligations ("sovereign debt") issued or guaranteed by Latin American governments or their agencies or instrumentalities ("governmental entities") involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when due in accordance with the terms of such obligations. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, dependence on expected disbursements from third parties, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. As a result, governmental entities may default on their sovereign debt. Holders of sovereign debt (including Latin America Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

High Yield/High Risk Bonds. Within Latin America Fund's 10% limit on investments in bonds rated B or lower by Moody's or S&P and Greater Europe Growth Fund's 20% limit of investments in European debt securities, and Emerging Markets Growth Fund, each Fund may also purchase debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P and unrated securities, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Funds may invest in securities which are rated C by Moody's and D by S&P. Such securities may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         High-yield, high-risk securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuations in response to changes in interest rates. An economic downturn could disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect either Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market. A thin trading market may limit the ability of a Fund to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of a Fund to retain or dispose of such security. For information concerning tax issues related to high yield/high risk securities, see "TAXES."

Strategic Transactions and Derivatives. The Funds may, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the fixed-income securities in each Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Funds may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the fixed-income securities in each Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Funds to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic

Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Funds are authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.


         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Funds will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the "SEC" currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 15% of its net assets in illiquid securities.


         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

         Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         Each Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

         Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or in which a Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Funds may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of a Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, that Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Funds may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. The Funds intend to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where they do not own securities or other instruments providing the income stream the Funds may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.


Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Funds segregate cash or high grade assets with their custodian, Brown Brothers Harriman & Company (the "Custodian") to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets -sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate cash or liquid assets equal to the exercise price.

         Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require a Fund to hold an amount of that currency or liquid assets denominated in that currency equal to a Fund's obligations or to segregate cash or liquid assets equal to the amount of a Fund's obligation.

         OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, and a Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, each Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating cash or liquid assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.



Convertible Securities. Each Fund may invest in convertible securities which are bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks. Investments in convertible securities can provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features. Latin America Fund will limit its purchases of convertible securities to debt securities convertible into common stocks.

         The convertible securities in which a Fund may invest may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As fixed income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONs). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank or with any domestic or foreign broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations a Fund may purchase.

         A repurchase agreement provides a means for each Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Funds) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to a Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to that Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

Repurchase Commitments. Latin America Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase. Such transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

Borrowing. Latin America Fund and Greater Europe Growth Fund are each authorized to borrow money from banks and other entities in an amount equal to up to 33 1/3% of the Fund's net assets for purposes of liquidity and to provide for redemptions and distributions. Each Fund will borrow only when the Adviser believes that borrowing will benefit the Funds after taking into account considerations such as the costs of the borrowing. Each Fund does not expect to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund's borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk. Greater Europe Growth Fund will not make additional investments when borrowings exceed 5%.

Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. A Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event a Fund may be liable to purchasers of such securities if such sale is made in violation of the 1933 Act or if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.


         Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws or in repurchase agreements not terminable within seven days, and each Fund may invest up to 15% of its net assets in restricted securities.


When-Issued Securities. Each Fund may from time to time purchase equity and debt securities on a "when-issued" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, a Fund would earn no income; however, it is each Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, each Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued or forward delivery securities may be more or less than the purchase price. Each Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Lending of Portfolio Securities. Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made to member firms of the Exchange, and would be required to be secured continuously by collateral in cash, U.S. Government securities or other high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. Each Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, a Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If a Fund determines to make securities loans, the value of the securities loaned will not exceed 30% of the value of a Fund's total assets at the time any loan is made.


Master/feeder structure

         The Board of Directors has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Investment Restrictions


         The fundamental policies of each Fund set forth below may not be changed without the approval of a majority of each Fund's outstanding shares. As used in this Statement of Additional Information, "majority of the Fund's outstanding shares" means the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at such meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy.

Each Fund has elected to be classified as a non-diversified series of an open-end investment company.

In addition, as a matter of fundamental policy, each Fund will not:

     (1)  borrow money, except as permitted under the 1940 Act, as amended,  and
          as   interpreted   or  modified   by   regulatory   authority   having
          jurisdiction, from time to time;

     (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     (3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

     (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

     (6) purchase physical commodities or contracts relating to physical commodities; or

     (7) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's objective and policies may be deemed to be loans.

Nonfundamental policies may be changed without shareholder approval. As a matter of nonfundamental policy, each Fund may not:

     (1)  borrow money in an amount greater than 5% of its total assets,  except
          (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

     (2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

     (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions,
          (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

     (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

     (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

     (7) lend portfolio securities in an amount greater than 5% of its total assets.

                                    PURCHASES

              (See "Purchases" and "Transaction information" in the
                              Funds' prospectuses.)

Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. by letter, fax, TWX, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or social security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02110, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder pension and profit sharing, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any Scudder Investor Services, Inc. office listed in each Fund's prospectus. A two-part invoice of the purchase will be mailed out promptly following receipt of a request to buy. Payment should be attached to a copy of the invoice for proper identification. Federal regulations require that payment be received within seven business days. If payment is not received within that time, the shares may be canceled. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, each Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse a Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to a Fund.


Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.


         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine. and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of a Fund are purchased by a check which proves to be uncollectible, each Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, a Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse a Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange, on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by the Custodian of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain local holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such funds on behalf of a Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of Fund management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund.

Other Information


         If purchases or redemptions of a Fund's shares are arranged and settlement is made through a member of the NASD, other than the Distributor, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, the Funds' principal underwriter, each has the right to limit the amount of purchases by and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., certification of exempt status from exempt investors), will be returned to the investor.

         The Funds have authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at that Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.


         Each Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

        (See "Exchanges and redemptions" and "Transaction information" in the Funds' prospectuses.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information-Redeeming shares-Signature guarantees" in each Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the phone or in writing. Automatic exchanges will continue until the shareholder requests by phone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. However, shares that are exchanged from Emerging Markets Growth Fund may be subject to the Fund's 2% redemption fee. (See "Special Redemption and Exchange

Information for Emerging Markets Growth Fund.") An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. Each Fund employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes thereof. For more information, please call 1-800-225-5163.


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Special Redemption and Exchange Information for Scudder Emerging Markets Growth Fund

         In general, shares of the Fund may be exchanged or redeemed at net asset value. However, shares of the Fund held for less than one year are redeemable at a price equal to 98% of the then current net asset value per share. This 2% discount, referred to in the prospectus and this statement of additional information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.


     The redemption discount will not be applied to (a) a redemption of shares of the Fund outstanding for one year or more, (b) shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans, (c) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by the Fund), (d) a redemption of shares due to the death of the registered shareholder of a Fund account, or, due to the death of all registered shareholders of a Fund account with more than one registered shareholder, (i.e., joint tenant account), upon receipt by Scudder Service Corporation of appropriate written instructions and documentation satisfactory to Scudder Service Corporation, or (e) a redemption of shares by the Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information. However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to IRA and SEP-IRA accounts. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. Finally, if a redeeming shareholder acquires Fund shares through a transfer from another shareholder, applicability of the discount, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders.


Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

          (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

          (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between a Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.


Redemption by QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSellEnrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.


         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.


         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.


         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption-in-Kind

         The Corporation reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Other Information

         Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to the Fund through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order with a proper original signature guarantee, as described in the Funds' Prospectuses under "Transaction information-Signature guarantees," should be sent with a copy of the invoice to Scudder Funds, c/o Scudder Confirmed Processing, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.


         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder receives in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. Each Fund does not impose a repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

         If transactions at any time reduce a shareholder's account balance in the Corporation to below $2,500 in value, the Corporation will notify the shareholder that, unless the account balance is brought up to at least $2,500, the Corporation will redeem all shares and close the account by sending redemption proceeds to the shareholder. The shareholder has sixty days to bring the account balance up to $2,500 before any action will be taken by the Corporation. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.) The Directors have the authority to change the minimum account size.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

            (See "Shareholder benefits" in the Funds' prospectuses.)

The Pure No-Load(TM) Concept


     Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based Rule 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.


         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.


======================== ---------------------- ---------------------- ---------------------- ======================
                                Scudder                                                         No-Load Fund with
         YEARS            Pure No-Load(TM)Fund       8.50% Load Fund     Load Fund with 0.75%      0.25% 12b-1 Fee
                                                                             12b-1 Fee
======================== ---------------------- ---------------------- ---------------------- ======================

          10                     $25,937                $23,733                $24,222                $25,354
======================== ---------------------- ---------------------- ---------------------- ======================

          15                      41,772                 38,222                 37,698                 40,371
======================== ====================== ====================== ====================== ======================

          20                      67,275                 61,557                 58,672                 64,282
======================== ====================== ====================== ====================== ======================

         Investors are encouraged to review the fee tables on page 2 of each Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.


Internet access

World Wide Web Site - The address of the Scudder Funds site is http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access - Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities - known as SEAS (Scudder Electronic Account Services) - are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call MeTM feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.


Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to Contact Scudder" in the Funds' Prospectuses for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers


         Investors may visit any of the Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or find assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.

Reports to Shareholders

         The Corporation issues to its shareholders audited semiannual financial statements, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Corporation presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of a Fund. Each distribution will be accompanied by a brief explanation of the source of the distribution.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.


                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.


---------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

---------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth

         Scudder Classic Growth Fund seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.


---------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

SCUDDER CHOICE SERIES

         Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

         Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

         Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

GLOBAL GROWTH

     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

         Scudder  International Fund seeks long-term growth of capital primarily
         through  a   diversified   portfolio  of  marketable   foreign   equity
         securities.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities
         (including American Depository Receipts) of Japanese companies.

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

          (See "Scudder tax-advantaged retirement plans," "Purchases-By Automatic Investment Plan" and "Exchanges and redemptions-By
              Automatic Withdrawal Plan" in the Fund's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)


                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.


Scudder Roth IRA:  Individual Retirement Account

         Shares of the Fund(s) may be purchased as the underlying investment for an individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

Automatic Withdrawal Plan


         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information-Redeeming shares-Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.


         The Corporation reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.


Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Corporation reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.


                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

                       (See "Distribution and performance
                     information-Dividends and capital gains
                   distributions" in the Funds' prospectuses.)

         Each Fund intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

         If a Fund does not distribute an amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax. (See "TAXES.") In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than such an amount.

         Earnings and profits distributed to shareholders on redemptions of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividend paid deduction on its federal tax return.

         The Corporation intends to distribute the Funds' investment company taxable income and any net realized capital gains in December to avoid federal excise tax, although an additional distribution may be made if necessary. Both types of distributions will be made in shares of the Funds and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Funds issue to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION

     (See "Distribution and performance information-Performance information"
                          in the Funds' prospectuses.)

         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year and the life of a Fund, ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1
Where:

                   T        =       Average Annual Total Return
                   P        =       a hypothetical initial payment of $1,000
                   n        =       number of years
                   ERV              = ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.



                          Average Annual Total Return for the periods ended October 31, 1997



                                                 One year                   5 years                 Life of Fund

      Latin America Fund                          23.25%                                             17.84%(1)

      Pacific Opportunities Fund                 -28.52%                                             -0.72%(1)

      Greater Europe Growth Fund                 24.47%*                                             21.58%(2)

      Emerging Markets Growth Fund               13.51%**                                            14.08%(3)


(1) For the period beginning December 8, 1992 (commencement of operations for Latin America Fund and Pacific Opportunities Fund).

(2) For the period beginning October 10, 1994 (commencement of operations for Greater Europe Growth Fund).

(3) For the period beginning May 8, 1996 (commencement of operations for Emerging Markets Growth Fund).


* If the Adviser had not maintained Fund expenses average annual total return would have been approximately 24.4%.

** If the Adviser had not maintained Fund expenses average annual total return would have been approximately 13.2%. Average annual total return does not reflect the effect of the 2% redemption fee on shares held less than one year.


         As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for a Fund will vary based on changes in market conditions and the level of a Fund's expenses.

         In connection with communicating its average annual total return to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Cumulative Total Return

         Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) -1
Where:

                   C        =       Cumulative Total Return
                   P        =       a hypothetical initial investment of $1,000
                   ERV      =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


         Cumulative Total Return for the periods ended October 31, 1997


                                        One year                   5 years                 Life of Fund

Latin America Fund                       23.25%                                            123.48% (1)

Pacific Opportunities Fund               -28.52%                                            -3.47% (1)

Greater Europe Growth Fund               24.47%*                                            81.86% (2)

Emerging Markets Growth Fund            13.51%**                                            21.56% (3)



(1) For the period beginning December 8, 1992 (commencement of operations for Latin America Fund and Pacific Opportunities Fund).

(2) For the period beginning October 10, 1994 (commencement of operations for Greater Europe Growth Fund).

(3) For the period beginning May 8, 1996 (commencement of operations for Emerging Markets Growth Fund).


* If the Adviser had not maintained Fund expenses cumulative total return would have been approximately 24.4%.

** If the Adviser had not maintained Fund expenses cumulative total return would have been approximately 13.2%. Cumulative total return does not reflect the effect of the 2% redemption fee on shares held less than one year.


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Comparison of Portfolio Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         Because some or all each Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part the Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Funds. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which either Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations. In addition, a Fund's performance may also be compared to the performance of broad groups of comparable mutual funds. Unmanaged indices with which a Fund's performance may be compared include, but are not limited to, the following:

 The Europe/Australia/Far East (EAFE) Index
 International Finance Corporation's Latin America Investable Total Return Index Morgan Stanley Capital International World Index
 J.P. Morgan Global Traded Bond Index
 Salomon Brothers World Government Bond Index
 Nasdaq Composite Index
 Wilshire 5000 Stock Index


         From time to time, in marketing and other Fund literature, Directors and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

Taking a Global Approach

         Many U.S. investors limit their holdings to U.S. securities because they assume that international or global investing is too risky. While there are risks connected with investing overseas, it's important to remember that no investment - even in blue-chip domestic securities - is entirely risk free. Looking outside U.S. borders, an investor today can find opportunities that mirror domestic investments - everything from large, stable multinational companies to start-ups in emerging markets. To determine the level of risk with which you are comfortable, and the potential for reward you're seeking over the long term, you need to review the type of investment, the world markets, and your time horizon.

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         The U.S.  is unusual in that it has a very broad  economy  that is well represented in the stock market. However, many countries around the world are not only undergoing a revolution in how their economies operate, but also in terms of the role their stock markets play in financing activities. There is vibrant change throughout the global economy and all of this represents potential investment opportunity.

         Investing beyond the United States can open this world of opportunity, due partly to the dramatic shift in the balance of world markets. In 1970, the United States alone accounted for two-thirds of the value of the world's stock markets. Now, the situation is reversed - only 35% of global stock market capitalization resides here. There are companies in Southeast Asia that are starting to dominate regional activity; there are companies in Europe that are expanding outside of their traditional markets and taking advantage of faster growth in Asia and Latin America; other companies throughout the world are getting out from under state control and restructuring; developing countries continue to open their doors to foreign investment.

         Stocks in many foreign markets can be attractively priced. The global stock markets do not move in lock step. When the valuations in one market rise, there are other markets that are less expensive. There is also volatility within markets in that some sectors may be more expensive while others are depressed in valuation. A wider set of opportunities can help make it possible to find the best values available.

         International or global investing offers diversification because the investment is not limited to a single country or economy. In fact, many experts agree that investment strategies that include both U.S. and non-U.S.
investments strike the best balance between risk and reward.

Scudder's 30% Solution

         The 30 Percent Solution - A Global Guide for Investors Seeking Better Performance With Reduced Portfolio Risk is a booklet, created by Scudder, to convey its vision about the new global investment dynamic. This dynamic is a result of the profound and ongoing changes in the global economy and the financial markets. The booklet explains how Scudder believes an equity investment portfolio with up to 30% in international holdings and 70% in domestic holdings can improve long-term performance while simultaneously helping to reduce overall risk.

                            ORGANIZATION OF THE FUNDS

             (See "Fund organization" in the Funds' prospectuses.)

         The Corporation was organized as Scudder Fund of Canada Ltd. in Canada in 1953 by the investment management firm of Scudder, Stevens & Clark. On March 16, 1964, the name of the Corporation was changed to Scudder International Investments Ltd. On July 31, 1975, the corporate domicile of the Corporation was changed to the United States through the transfer of its net assets to a newly formed Maryland corporation, Scudder International Fund, Inc., in exchange for shares of the Corporation which then were distributed to the shareholders of the Corporation.


         The authorized capital stock of the Corporation consists of 700 million shares of a par value of $.01 each, all of one class and all having equal rights as to voting, redemption, dividends and liquidation. Shareholders have one vote for each share held. The Corporation's capital stock is comprised of six series:
Scudder International Fund, the original series; Scudder Latin America Fund and Scudder Pacific Opportunities Fund, both organized in December, 1992, Scudder Greater Europe Growth Fund, organized in August, 1994, Emerging Markets Growth Fund, organized in May 1996 and Scudder International Growth and Income Fund, organized in June 1997. Each series consists of 100 million shares except for Scudder International Fund which consists of 200 million shares. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.


         The shares of the Corporation have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such

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event,  the holders of the remaining  less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors. The assets of the Corporation received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Corporation. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Corporation, subject to the general supervision of the Directors, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Corporation or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Corporation entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.


         The Directors, in their discretion, may authorize the division of shares of the Corporation (or shares of a series) into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.


         The Corporation's Amended and Restated Certificate of Incorporation (the "Articles") provide that the Directors of the Corporation, to the fullest extent permitted by Maryland General Corporation Law and the 1940 Act, shall not be liable to the Corporation or its shareholders for damages. Maryland law currently provides that Directors shall be immune from liability for any action taken by them in good faith, in a manner reasonably believed to be in the best interests of the Corporation and with the care that an ordinarily prudent person in a like position would use under similar circumstances. In so acting, a Director shall be fully protected in relying in good faith upon the records of the Corporation and upon reports made to the Corporation by persons selected in good faith by the Directors as qualified to make such reports. The Articles and the By-Laws provide that the Corporation will indemnify its Directors, officers, employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Corporation consistent with applicable law. Nothing in the Articles or the By-Laws protects or indemnifies a Director, officer, employee or agent against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

    (See "Fund organization-Investment adviser" in the Funds' prospectuses.)



         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to each Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28,


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


1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.


     Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

     The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

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

     The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

     Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.


         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which a Fund may invest, the conclusions and investment decisions of the Adviser with respect to a Fund are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for the Funds and also for other clients advised by the Adviser. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to a Fund.


         The investment management agreements between the Corporation, on behalf of each Latin America Fund, Pacific Opportunities Fund, Greater Europe Growth Fund, Emerging Markets Growth Fund and the Adviser were last approved by the Directors on September 10-11, 1997. Because the transaction between Scudder and Zurich resulted in the assignment of the Funds' investment management agreements with Scudder, those agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, new investment management agreements between the Funds and the Adviser were approved by the Funds' Directors. At the special meeting of the Funds' stockholders held on October 27, 1997, the stockholders also approved proposed new investment management agreements. The new investment management agreements (the "Agreements") became effective as of December 31, 1997 and will be in effect for an initial term ending on September 30, 1998. The Agreements will continue in effect from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreements or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporation's Directors or of a majority of the outstanding voting securities of each Fund. The Agreements are in all material respects on the same terms as the previous investment management agreements which they supersede. The Agreements incorporate conforming changes which promote consistency among all of the funds advised by the Adviser and which permit ease of administration. The Agreements " "are dated December _, 1997.' The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of their assignment.


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         Under  the  Agreements,  the  Adviser  regularly  provides  a Fund with continuing investment management for a Fund's portfolio consistent with each Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Fund's assets shall be held uninvested, subject to a Fund's Articles, By-Laws, the 1940 Act, the Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Directors of each Fund may from time to time establish.

         Under the Agreements, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Funds (such as the Funds' transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state and local tax returns; preparing and filing the Funds' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Funds' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds' operating budget;
processing the payment of the Funds' bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Funds in the conduct of their business, subject to the direction and control of the Directors.

         The Adviser pays the compensation and expenses of all Directors, officers and executive employees (except expenses incurred attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of the Corporation affiliated with the Adviser and makes available, without expense to the Funds, the services of such Directors, officers and employees of the Adviser as may duly be elected officers of the Corporation, subject to their individual consent to serve and to any limitations imposed by law, and provides the Funds' office space and facilities.



         For these services Latin America Fund pays the Adviser an annual fee equal to 1.25% of the Fund's first $1 billion of average daily net assets, and
1.15 of such assets in excess of $1 billion, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. "During the fiscal years ended October 31, 1995, 1996 and 1997, the Adviser did not impose management fees amounting to $216,058, $0 and $0, respectively. During the fiscal years ended October 31, 1995, 1996 and 1997, the Adviser did impose management fees amounting to $7,166,386, $7,493,637 and $11,498,432, respectively.


         For these services Pacific Opportunities Fund pays the Adviser an annual fee equal to 1.10% of the Fund's average daily net assets payable monthly, provided the Fund will make interim payments as may be requested by the

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

Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the fiscal years ended October 31, 1995, 1996 and 1997, the fees imposed amounted to $4,590,699, $4,235,329 and $3,147,986, respectively, of which $156,290 is unpaid at October 31, 1997.



         For these services Greater Europe Growth Fund pays the Adviser a fee equal to 1.00% of the Fund's average daily net assets, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the fiscal years ended October 31, 1995 1996 and 1997, the Adviser did not impose all of its management fee amounting to $274,656, $305,892 and $100,865, respectively. For the fiscal years ended October 31, 1995, 1996 and 1997, the Adviser did impose management fees amounting to $0, $349,865 and $1,653,445, respectively.

         For these services Emerging Markets Growth Fund pays the Adviser a fee equal to 1.25% of the Fund's average daily net assets, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has agreed until August 31, 1998 to maintain the total annualized expenses of the Fund at no more than 2.25% of the average daily net assets of the Fund. For the fiscal year ended October 31, 1996 and 1997, the Adviser did not impose all of its management fee amounting to $215,973 and $617,962, respectively. The Adviser did impose management fees amounting to $0 and $1,724,110, respectively.


         Under the Agreements the Funds are responsible for all of their other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Directors, officers and employees of the Funds who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. The Funds may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Funds. Each Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Directors of the Funds with respect thereto. The custodian agreement provides that the Custodian shall compute the net asset value. Each Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of any Fund for portfolio pricing services, if any.

         Each Agreement requires the Adviser to reimburse that Fund for all or a portion of advances of its management fee to the extent annual expenses of a Fund (including the management fee stated above) exceed the limitations prescribed by any state in which such Fund's shares are offered for sale. Management has been advised that, while most states have eliminated expense limitations, the lowest of such limitations is presently 2 1/2% of average daily net assets up to $30 million, 2% of the next $70 million of average daily net assets and 1 1/2% of average daily net assets in excess of that amount. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations. Any such fee advance required to be returned to a Fund will be returned as promptly as practicable after the end of the Funds' fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year to date expenses to exceed the cumulative pro rata expense limitations at the time of such payment.


         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         In reviewing the terms of the Agreements and in discussions with the Adviser concerning such Agreements, the Directors of the Corporation who are not "interested persons" of the Adviser are represented by independent counsel at the Funds' expense.

         The Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.


         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.


         None of the officers or Directors of the Corporation may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of a Fund.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             DIRECTORS AND OFFICERS

                                                                                               Position with
                                                                                               Underwriter,
                                                                                               Scudder Investor
Name, Age, and Address         Position with Fund       Principal Occupation**                 Services, Inc.

Daniel Pierce (63)+*           Chairman of the Board    Chairman of the Board and Managing     Vice President,
                               and Director             Director of Scudder Kemper             Director & Assistant
                                                        Investments, Inc.                      Treasurer

Paul Bancroft III (67)         Director                 Venture Capitalist and Consultant;     -
1120 Cheston Lane                                       Retired, President, Chief Executive
Queenstown, MD 21658                                    Officer and Director, Bessemer
                                                        Securities Corporation

                                       68

Sheryle J. Bolton (51)         Director                 CEO, Scientific Learning               -
Scientific Learning                                     Corporation, Former President and
Corporation                                             Chief Operating Officer, Physicians'
1995 University Avenue,                                 Online, Inc. (electronic
Suite 400                                               transmission of clinical information
Berkeley, CA   94704                                    for physicians (1994-1995); Member,
                                                        Senior Management Team, Rockefeller
                                                        & Co. (1990-1993).

William T. Burgin (53)         Director                 General Partner, Bessemer Venture      -
83 Walnut Street                                        Partners; General Partner, Deer &
Wellesley, MA   02181                                   Company; Director, James River
                                                        Corp.; Director,  Galile
                                                        Corp.,    Director    of
                                                        various  privately  held
                                                        companies.

Thomas J. Devine (70)          Director                 Consultant                             -
641 Lexington Avenue
New York, NY  10022

Keith R. Fox (43)              Director                 President, Exeter Capital Management   -
10 East 53rd Street                                     Corporation
New York, NY  10022

William H. Gleysteen, Jr.      Director                 Consultant; Guest Scholar, Brookings   -
(71)                                                    Institute

William H. Luers (68)          Director                 President, The Metropolitan Museum     -
The Metropolitan                                        of Art (1986 to present)
Museum of Art
1000 Fifth Avenue
New York, NY 10028

Wilson Nolen (70)              Director                 Consultant (1989 to present);          -
1120 Fifth Avenue                                       Corporate Vice President, Becton,
New York, NY 10128                                      Dickinson & Company (manufacturer of
                                                        medical and scientific products)
                                   until 1989

Kathryn L. Quirk (44)#@        Director; Vice           Managing Director of Scudder Kemper    Director, Senior Vice
                               President and            Investments, Inc.                      President and Assistant
                               Assistant Secretary                                             Clerk

Robert G. Stone, Jr. (74)      Honorary Director        Chairman Emeritus and Director,        -
405 Lexington Avenue                                    Kirby Corporation (inland and
New York, NY 10174                                      offshore marine transportation and
                                                        diesel repairs)

                                       69

Robert W. Lear (80)            Honorary Director        Executive-in-Residence,                -
429 Silvermine Road                                     Visiting Professor,
New Canaan, CT 06840                                    Columbia University
                                                        Graduate School of Business

Elizabeth J. Allan (44) #      Vice President           Senior Vice President of Scudder       -
                                                        Kemper Investments, Inc.

Nicholas Bratt (  ) #          Vice President           Managing Director of Scudder           -
                                                        Kemper Investments, Inc.

Irene T. Cheng (  ) #          Vice President           Managing Director of Scudder Kemper    -
                                                        Investments, Inc.

Joyce E. Cornell (53)#         Vice President           Managing Director of Scudder Kemper    -
                                                        Investments, Inc.

Carol L. Franklin (44)#        Vice President           Managing Director of Scudder Kemper    -
                                                        Investments, Inc.

Edmund B. Games, Jr. (60)+     Vice President           Senior Vice President of Scudder       -
                                                        Kemper Investments, Inc.

Jerard K. Hartman (64) #       Vice President           Managing Director of Scudder Kemper    -
                                                        Investments, Inc.

John R. Hebble (  ) +          Assistant Treasurer      Senior Vice President of Scudder       -
                                                        Kemper Investments, Inc.

Thomas W. Joseph (58)+         Vice President           Senior Vice President of Scudder       Vice President,
                                                        Kemper Investments, Inc.               Director, Treasurer &
                                                                                               Assistant Clerk

Thomas F. McDonough (50)+      Treasurer, Vice          Senior Vice President of Scudder       Clerk
                               President and Secretary  Kemper Investments, Inc.


Caroline Pearson (35) +        Assistant Secretary      Director Fund Administration           -
                                                        Scudder Kemper Investments, Inc.

Sheridan Reilly (  ) #         Vice President           Vice President of Scudder Kemper       -
                                                        Investments, Inc.

                                       70

Richard W. Desmond (61)#       Assistant Secretary      Vice President of Scudder Kemper       Vice President
                                                        Investments, Inc.


*        Mr. Pierce and Ms. Quirk are considered by the Fund and its counsel to be persons who are "interested persons" of the Adviser or of the Fund within the meaning of the 1940 Act.
**       Unless  otherwise   stated,   all  officers  and  directors  have  been
         associated  with their  respective  companies for more than five years, but not necessarily in the same capacity.
@        Ms. Quirk is a member of the Executive Committee which may exercise substantially all of the powers of the
         Board of Directors when it is not in session.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154



     As of January 31, 1998, all Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities
Exchange Act of 1934) less than 1% of the shares of Latin America Fund, ------- shares, or ----% of the shares of Pacific Opportunities Fund, ------- shares, or ----% of the shares of Greater Europe Growth Fund and ------- shares, or ----% of the shares of Emerging Markets Growth Fund on such date.


     Certain accounts for the which the Adviser acts as investment adviser owned --------- shares in the aggregate, or ----% of the outstanding shares of Pacific Opportunities Fund on January 31, 1998. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

     Certain accounts for the which the Adviser acts as investment adviser owned --------- shares in the aggregate, or -----% of the outstanding shares of Emerging Markets Growth Fund on January 31, 1998. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

     As of January 31, 1998, --------- shares in the aggregate, ----% of the outstanding shares of Pacific Opportunities Fund were held in the name of Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

     As of January 31, 1998, --------- shares in the aggregate, -----% of the outstanding shares of Greater Europe Growth Fund were held in the name of Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

     As of January  31,  1998,  -------  shares in the  aggregate,  ----% of the outstanding shares of Greater Europe Growth Fund were held in the name of Fidelity Investments Institutional Operations Company, 100 Magellan Way, Covington, KY 41015-1987, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

     To the best of each Fund's knowledge, as of January 31, 1998 no person owned beneficially more than 5% of a Fund's outstanding shares, except as stated above.

The Directors and officers of the Corporation also serve in similar capacities with other Scudder funds.


                                  REMUNERATION


     Responsibilities of the Board-Board and Committee Meetings



     The Board of Directors is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. (the "Adviser"). These "Independent Directors" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

     The Board of Directors meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

     All of the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Directors

The Independent Directors receive the following compensation: an annual director's fee of $4,000; a fee of $400 for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Funds and the Adviser or any affiliate of the Adviser; $150 for any other committee meeting (although in some cases the Independent Directors have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at
directors'   educational  seminars  or  conferences,   service  on  industry  or
association committees, participation as speakers at directors' conferences, service on special director task forces or subcommittees or service as lead or liaison director. Independent Directors do not receive any employee benefits such as pension, retirement or health insurance.


The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Director fee schedules. The following table shows the aggregate compensation received by each Independent Director during 1997 from the Corporation and from all of the Scudder funds as a group.



              Name                  Scudder International Fund, Inc.*      All Scudder Funds

                                              TO BE UPDATED

Paul Bancroft III, Director                      $41,486                  $143,358 (16 funds)

Sheryle J. Bolton, Director**                     $___                            $___

William T. Burgin, Director**                     $___                            $___

Thomas J. Devine, Director                                                      ( funds)

Keith R. Fox, Director                                                          ( funds)

William H. Gleysteen, Jr.,                                                      ( funds)
Director

William H. Luers, Director                                                      ( funds)

Wilson Nolen, Director                                                          ( funds)

Dr. Gordon Shillinglaw, Director                                                ( funds)



*    Scudder   International   Fund,  Inc.   consists  of  six  funds:   Scudder
     International Fund, Scudder Latin America Fund, Scudder Pacific Opportunities Fund, Scudder Greater Europe Growth Fund, Scudder Emerging Markets Growth Fund and Scudder International Growth and Income Fund.

**   Elected as Director on October 27, 1997.

         Members of the Board of Directors who are employees of the Adviser or its affiliates receive no direct compensation from the Corporation, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR


         The Corporation has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Corporation's underwriting agreement dated September 17, 1992 will remain in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Directors who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Directors or a majority of the outstanding voting securities of each Fund. The underwriting agreement was last approved by the Directors on September 10-11, 1997.


         Under the underwriting agreement, the Funds are responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering each Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Funds and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by a Fund, unless a Rule 12b-1 Plan is in effect which provides that a Fund shall bear some or all of such expenses.

     Note: Although each Fund does not currently have a 12b-1 Plan, and the Directors have no current intention of adopting one, a Fund would also pay those fees and expenses permitted to be paid or assumed by a Fund pursuant to a 12b-1 Plan, if any, were adopted by a Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of a Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of each Fund.

                                      TAXES

   (See "Distribution and performance information-Dividends and capital gains distributions" and "Transaction information-Tax information, Tax identification number" in the Funds' prospectuses.)

         Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.


         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, that Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individuals at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), will be able to claim a proportionate share of federal income taxes paid by a Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. If a Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.


     Distributions   of  investment   company  taxable  income  are  taxable  to
shareholders as ordinary income.


         Dividends from domestic corporations are not expected to comprise a substantial part of a Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of that Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time the shares of a Fund have been held by such individual shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.


         Each Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by a Fund to foreign countries (which taxes relate primarily to investment income). Each Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of a Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code except in the case of certain electing individual shareholders who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend.


         If a Fund does not make the election permitted under section 853 any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by a Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

         Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on a Fund's holding period for the option, and in the case of the exercise of a put option, on a Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in a Fund's portfolio similar to the property underlying the put option. If a Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes that Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the relevant Fund.

         Many futures and forward contracts entered into by a Fund and listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income or loss.

     Positions of a Fund which  consist of at least one position not governed by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes that Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.


     Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.


         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

        If a Fund invests in stock of certain foreign investment companies, that Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of a Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of a Fund, other than the taxable year of the excess distribution or disposition, would be taxed to that Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in a Fund's investment company taxable income and, accordingly, would not be taxable to that Fund to the extent distributed by the Fund as a dividend to its shareholders.


         Each Fund may make an election to market its shares of these foreign investment companies, in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, each Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of stock would be deductible as ordinary losses to the extent of any net mark-to-market gains previously included in income in prior years. The effect of this election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a Fund-level tax when distributed to shareholders as a dividend. Alternatively, the Funds may elect to include as income and gain their share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above. '


         If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from a Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by a Fund in a written notice to shareholders.

         Each Fund will be required to report to the Internal Revenue Service all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 20% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of each Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of a Fund's shares.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

     Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         To the maximum extent feasible, the Adviser places orders for portfolio transactions for each Fund through the Distributor which in turn places orders on behalf of a Fund with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Funds for this service. Allocation of brokerage is supervised by the Adviser.


         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Funds' portfolios is to obtain the most favorable net results taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions) size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.


         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to Scudder Fund Accounting Corporation for appraisal purposes, or who supply research, market and statistical information to the Funds. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of a Fund. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Each Fund's purchases of securities which are traded in the over-the-counter market are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Such trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information will be used by the Adviser in connection with each Fund.
Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Funds.

     Subject also to obtaining the most favorable net results, the Adviser may place brokerage transactions through the Funds' custodian and a credit will be given against the custodian fee due to the custodian equal to one-half of the commission on any such transaction.

         For the fiscal years ended October 31, 1995, 1996 and 1997, Latin America Fund paid brokerage commissions of $1,422,389, $789,007 and $2,026,481, respectively. For the fiscal year ended October 31, 1997, $2,021,746 (99.8%) of the total brokerage commissions paid by the Fund resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Fund or the Adviser. The amount of such transactions aggregated $782,786,191 (99.4%) of all brokerage transactions. Such brokerage was not allocated to any particular brokers or dealers or with any regard to the provision of market quotations for purposes of valuing the Fund's portfolio or to any other special factors.


         For the fiscal years ended October 31, 1995, 1996 and 1997, Pacific Opportunities Fund paid brokerage commissions of $3,060,256, $3,845,527 and $2,958,875, respectively. For the fiscal year ended October 31, 1997, $2,930,260 (99%) of the total brokerage commissions paid by the Fund resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Fund or the Adviser. The amount of such transactions aggregated $600,064,259 (96.8%) of all brokerage transactions. Such brokerage was not allocated to any particular brokers or dealers or with any regard to the provision of market quotations for purposes of valuing the Fund's portfolio or to any other special factors.


         For the fiscal years ended October 31, 1995, 1996 and 1997, Greater Europe Growth Fund paid brokerage commissions of $$297,035 and $819,301, respectively. For the fiscal year ended October 31, 1997,$815,448 (99.5%) of the total brokerage commissions paid by the Fund resulted in orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Fund or the Adviser. The amount of such transactions aggregated $284,721,327 (90.4%) of all brokerage transactions. Such brokerage was not allocated to any particular brokers or dealers or with any regard to the provision of market quotations for purposes of valuing the Fund's portfolio or to any other special factors.


         For the fiscal years ended October 31, 1996 and 1997, Emerging Markets Growth Fund paid brokerage commissions of $468,942 and $1,448,573, respectively. For the fiscal year ended October 31, 1997, $1,385,660 (96%) of the total brokerage commissions paid by the Fund resulted in orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Fund or the Adviser. The amount of such transactions aggregated $284,996,582 (91%) of all brokerage transactions. Such brokerage was not allocated to any particular brokers or dealers or with any regard to the provision of market quotations for purposes of valuing the Fund's portfolio or to any other special factors.


         The Directors review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover



         Latin America Fund's average annual portfolio turnover rate, i.e. the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less), for the fiscal years ended October 31, 1995, 1996 and 1997, was 39.5%, 22.4% and 41.8%,
respectively. For the fiscal years ended October 31, 1995, 1996 and 1997, Pacific Opportunities Fund had a portfolio turnover rate of 64.0%, 95.4% and 97.2%, respectively. For the fiscal years ended October 31, 1995, 1996 and 1997, Greater Europe Growth Fund had a portfolio turnover rate of 27.9%, 39.0% and 88.8%, respectively. For the fiscal year ended October 31, 1996 and 1997, Emerging Markets Growth Fund had a portfolio turnover rate of 19.5% and 61.5%, respectively. Higher levels of activity by the Funds result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Funds' shareholders. Purchases and sales are made for a Fund whenever necessary, in management's opinion, to meet the Funds' objectives.


                                 NET ASSET VALUE


         The net asset value of shares of a Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the Nasdaq Stock Market ("Nasdaq")"" system is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent ""bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.


         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Funds' Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

     Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


     The Financial  Highlights of each Fund included in the Funds'  prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Coopers & Lybrand L.L.P. is responsible for performing annual (semiannual) audits of the financial statements and financial highlights of each fund in accordance with Generally Accepted Auditing Standards, and the preparation of federal tax returns.


Other Information

     Many of the investment changes in each Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of a Fund. These transactions will reflect investment decisions made by the Adviser in the light of its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

     The CUSIP number of Latin America Fund is 811165 20 8.

     The CUSIP number of Pacific Opportunities Fund is 811165 30 7.

     The CUSIP number of Greater Europe Growth Fund is 811165 40 6.

     The CUSIP number of Emerging Markets Growth Fund is 811165 50 5.

     Each Fund has a fiscal year end of October 31.

     Dechert Price & Rhoads acts as general counsel for the Funds.

     Each Fund employs Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts 02109 as Custodian. Brown Brothers Harriman & Company has entered into agreements with foreign subcustodians approved by the Directors of the Corporation pursuant to Rule 17f-5 of the 1940 Act.

     Costs of $80,462 and $58,141 incurred by Latin America Fund and Pacific Opportunities Fund, respectively, in conjunction with their organization are amortized over the five year period beginning December 8, 1992.



     Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts, 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for each Fund. Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The

Funds pay Service Corporation an annual fee of $17.55 per shareholder account which is $8.05 for its services as transfer and dividend paying agent and $9.50 for its services as shareholder service agent. For the fiscal year ended October 31, 1996 and 1997, Latin America Fund incurred charges of $1,514,806 and $2,362,155, respectively, of which $189,399 was unpaid at October 31, 1997. For the fiscal year ended October 31, 1996 and 1997, Pacific Opportunities Fund incurred charges of $843,600 and $1,057,225, respectively, of which $69,912 was unpaid at October 31, 1997. For the fiscal year ended October 31, 1996 and 1997, Greater Europe Growth Fund incurred charges of $177,772 and $471,548, respectively, of which $38,097 was unpaid at October 31, 1997. For the fiscal year ended October 31, 1996 and 1997, Emerging Markets Growth Fund incurred charges of $65,697 and $480,002, respectively, of which $42,661 was unpaid at October 31, 1997.


The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.


         Annual service fees are paid by each Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts, 02110-4103, an affiliate of the Adviser, for certain retirement plan accounts. Each Fund pays Scudder Trust Company an annual fee of $17.55 per shareholder account. For the fiscal year ended October 31, 1995, 1996 and 1997, Latin America Fund incurred charges of $0, $5,093 and $24,787, respectively, of which $2,912 was unpaid at October 31, 1997. For the fiscal year ended October 31, 1995, 1996 and 1997, Pacific
Opportunities Fund incurred charges of $36,281 $38,591 and $56,892, respectively, of which $3,816 was unpaid at October 31, 1997. For the fiscal year ended October 31, 1995, 1996 and 1997, Greater Europe Growth Fund incurred charges of $931, $9,227 and $26,160, respectively, of which $2,340 was unpaid at October 31, 1997. For the fiscal year ended October 31, 1996 and 1997, Emerging Markets Growth Fund incurred charges of $178, $1,375 not imposed and $41,624, respectively, of which $5,496 was unpaid at October 31, 1997.




         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset values for the Funds. Each Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.04% of such assets in excess of $150 million and 0.02% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal year ended October 31, 1996 and 1997, Latin America Fund incurred charges of $318,478 and $447,599, respectively, of which $85,629 was unpaid at October 31, 1997. For the fiscal year ended October 31, 1996 and 1997, Pacific Opportunities Fund incurred charges of $233,855 and $192,884, respectively, of which $27,593 was unpaid at October 31, 1997. For the fiscal year ended October 31, 1996 and 1997, Greater Europe Growth Fund incurred charges of $66,529 and $135,790, respectively, of which $24,234 was unpaid at October 31, 1997. For the fiscal year ended October 31, 1996 and 1997, Emerging Markets Growth Fund incurred charges of $4,418, $34,122 not imposed and $178,487, respectively, of which $34,622 was unpaid at October 31, 1997.

         The Funds' prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to a Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                                    APPENDIX

         The following is a description of the ratings given by Moody's and S&P to corporate bonds.

Ratings of Corporate Bonds

         S&P:

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Scudder
Latin America
Fund

Annual Report
October 31, 1997

Pure No-Load(TM) Funds

For investors seeking long-term capital appreciation through investment primarily in the securities of Latin American issuers.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.


SCUDDER                    (logo)

                                    In Brief


o Scudder Latin America Fund provided a total return of 23.25% for the fiscal year concluded October 31, 1997.

o An October reversal in Latin American stock markets reflected growing concern among investors for the financial health of all emerging markets in the wake of the earlier collapse of stock markets and exchange rates in southeast Asia.

o In light of a Brazilian austerity program designed to boost investor confidence, the Fund took advantage of distressed prices to add to select holdings in both Brazil and Mexico.



                                Table of Contents

   3  Letter from the Fund's Chairman     18  Notes to Financial Statements
   4  Performance Update                  22  Report of Independent Accountants
   5  Portfolio Summary                   23  Tax Information
   6  Portfolio Management Discussion     24  Stockholder Meeting Results
  11  Investment Portfolio                28  Officers and Directors
  14  Financial Statements                29  Investment Products and Services
  17  Financial Highlights                30  Scudder Solutions


                         2 - Scudder Latin America Fund

                         Letter from the Fund's Chairman


Dear Shareholders,

     We are pleased to present the annual report for Scudder Latin America Fund, covering the 12-month period ended October 31, 1997.

     As detailed in the management discussion that follows, the Fund provided a strong total return of 23.25% over the fiscal year, despite a crisis of confidence in emerging markets that spread to Latin America in October. Recent volatility in world stock markets has highlighted the importance of maintaining a diversified investment portfolio. As an investor in Scudder Latin America Fund, you already know that a well-rounded investment program should include international stocks, in addition to small- and large-capitalization domestic equity, fixed-income, and cash holdings. For most investors, a properly diversified portfolio, combined with a long-term perspective based on one's financial objectives has proven the best approach. We believe Scudder Latin America Fund remains well-positioned to capitalize on the opportunities for long-term capital appreciation to be found in the region's equity markets.

     For those of you interested in hearing about new products, we would like to take this opportunity to introduce Scudder International Growth and Income Fund. The Fund employs a yield-oriented approach to international investing and seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach or add balance to more aggressive overseas holdings may appreciate the Fund's emphasis on the dividend-paying stocks of established companies listed on foreign exchanges. For a complete listing of Scudder's mutual fund offerings, see page 29.

     If you have any questions regarding Scudder Latin America Fund or any other Scudder fund, please do not hesitate to call Investor Relations at 1-800-225-2470. Thank you for your continued investment in Scudder Latin America Fund.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     Chairman,
     Scudder Latin America Fund


                         3 - Scudder Latin America Fund

PERFORMANCE UPDATE as of October 31, 1997
----------------------------------------------------------------
FUND INDEX COMPARISONS
----------------------------------------------------------------

                            Total Return
Period           Growth    --------------
Ended              of                Average
10/31/97         $10,000   Cumulative  Annual
------------------------------------------------
SCUDDER LATIN AMERICA FUND
TICKER SYMBOL:     SLAFX
------------------------------------------------
1 Year          $ 12,325     23.25%    23.25%
Life of Fund*   $ 22,348    123.48%    17.84%
------------------------------------------------
IFC LATIN AMERICA INVESTABLE TOTAL RETURN INDEX
------------------------------------------------
1 Year          $ 12,268     22.68%    22.68%
Life of Fund*   $ 16,796     67.96%    11.32%
------------------------------------------------
*The Fund commenced operations on December 8, 1992.
 Index comparisons begin December 31, 1992.

----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
----------------------------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

SCUDDER LATIN AMERICA FUND
Year            Amount
----------------------
12/92*         $10,000
4/93           $10,560
10/93          $14,728
4/94           $16,603
10/94          $19,651
4/95           $13,558
10/95          $13,567
4/96           $16,623
10/96          $17,407
4/97           $21,907
10/97          $21,455

IFC LATIN AMERICA INVESTABLE
TOTAL RETURN INDEX
Year            Amount
----------------------
12/92*         $10,000
4/93           $10,047
10/93          $13,041
4/94           $15,042
10/94          $18,352
4/95           $11,760
10/95          $11,480
4/96           $13,412
10/96          $13,691
4/97           $16,928
10/97          $16,796

The IFC Latin America Investable Total Return Index is prepared by International Finance Corporation. It is an unmanaged, market capitalization-weighted representation of stock performance in seven Latin American markets, and measures the returns of stocks that are legally and practically available to investors. Unlike Fund returns, Index returns do not reflect fees or expenses.

----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

                               1993*       1994         1995        1996         1997
                             -----------------------------------------------------------
NET ASSET VALUE.........    $ 18.41      $ 24.44      $ 16.22      $ 20.63      $ 25.12
INCOME DIVIDENDS........    $    --      $   .06      $    --      $   .15      $   .26
CAPITAL GAINS
DISTRIBUTIONS...........    $    --      $   .06      $   .73      $    --      $    --
FUND TOTAL RETURN (%)...      53.42**      33.43       -30.96        28.31        23.25
INDEX TOTAL RETURN (%)..      28.72        48.17       -37.44        19.26        22.68

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total returns for the life of Fund period would have been lower.
**Total return does not reflect the effect to the shareholder of the applicable redemption fees.

                         4 - Scudder Latin America Fund

PORTFOLIO SUMMARY as of October 31, 1997
---------------------------------------------------------------------------
GEOGRAPHICAL
(Excludes 5% Cash Equivalents)
---------------------------------------------------------------------------
Brazil                             42%
Mexico                             33%
Argentina                          17%
Chile                               2%
Peru                                2%
Other                               4%
--------------------------------------
                                  100%
--------------------------------------
Holdings in the three major markets of
Brazil, Mexico and Argentina account
for more than 90% of the Fund's equity
position.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
SECTORS
(Excludes 5% Cash Equivalents)
--------------------------------------------------------------------------
Consumer Staples                   26%
Communications                     21%
Energy                             12%
Utilities                          10%
Financial                           9%
Manufacturing                       8%
Consumer Discretionary              6%
Other                               8%
--------------------------------------
                                  100%
--------------------------------------
Latin America has a huge and growing
consumer base, and the region's
industrialization is supporting the
communications, energy, and utility
sectors as well.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
(44% of Portfolio)
--------------------------------------------------------------------------
1.   TELEFONOS DE MEXICO S.A. DE C.V.
     Telecommunication services in Mexico
2.   YPF S.A.
     Petroleum company in Argentina
3.   TELECOMUNICACOES BRASILEIRAS S.A.
     Telecommunication services in Brazil
4.   KIMBERLY CLARK DE MEXICO S.A. DE C.V.
     Producer of consumer paper products in Mexico
5.   COMPANHIA ENERGETICA DE MINAS GERAIS
     Electric power utility in Brazil
6.   CIFRA S.A. DE C.V.
     Discount retailer in Mexico
7.   CENTRAIS ELECTRICAS BRASILEIRAS S/A
     Electric Utility in Brazil
8.   PANAMERICAN BEVERAGES, INC.
     Soft drink bottler in Mexico
9.   COMPANHIA CERVEJARIA BRAHMA
     Leading beer producer and distributor in Brazil
10.  BANCO BRADESCO S.A.
     Bank in Brazil

Privatization has created
investment opportunities among
telecommunications and utility
companies.

For more complete details about the Fund's investment portfolio, see page 9. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                         5 - Scudder Latin America Fund

                         Portfolio Management Discussion
Dear Shareholders,

Scudder Latin America Fund provided a total return of 23.25% for the fiscal year concluded October 31, 1997. This compared with a total return of 22.68% for the unmanaged International Finance Corporation's Latin America Investable Total Return Index. Details of the performance of the country components of the IFC Index for the fiscal year are provided in the adjacent table.

While the Fund's performance for the period was satisfactory, returns to shareholders would have been dramatically higher were it not for the collapse of Latin American stock markets during the month of October, as indicated by the decline of the Fund's net asset value from $31.07 per share at the end of September to $25.12 on October 31. The 19.2% decrease in net asset value over October essentially mirrored the fall that month in the IFC-Brazil Index of 24.6%, the 18.9% decline in the IFC-Mexico Index, and the 18.5% reversal in the IFC-Argentina Index. Holdings in these three important Latin American countries accounted for 75% of the IFC Investable Index on October 31, and 92% of the Fund's equity portfolio. It was essentially impossible for any diversified Latin American equity portfolio to escape the damage to the region's stock prices in October.

                Southeast Asian Difficulties Impact Latin America

October's stock market reversal no doubt reflected growing concern among investors for the financial health of all emerging markets in the wake of the collapse of stock markets and exchange rates for the so-called southeast Asian
Tigers: Thailand, Indonesia, Malaysia, Singapore, and the Philippines. Brazil was especially vulnerable to heightened sensitivity to country risk among investors due to the country's prominence in the emerging market universe and its procrastination in dealing forcefully with a sizable budget deficit and growing current account deficit. As we saw in 1995 following the devaluation of the Mexican peso, financial shocks in one Latin American market can spill over into others, even in the absence of any economic logic for this to occur. All of the other major regional stock markets were caught in the downdraft of the Brazilian market.


PRINTED DOCUMENT CONTAINS A HORIZONTAL BAR CHART HERE:

CHART TITLE:
Investment Returns in Latin American
Stock Markets

CHART PERIOD:
(12 months ended October 31, 1997)


Argentina                 +21.5%

Brazil                    +19.7%

Chile                     + 3.4%

Colombia                  +37.3%

Mexiao                    +36.4%

Peru                      + 9.7%

Venezuela                 +52.2%

IFC Latin America         +22.7%
Investable Index

Source: IFC Emerging Markets Database.
Past performance is no guarantee of future results.

The linkage between Brazil and the misfortunes of the Asian Tigers is not that clear on first analysis. Brazil's economy is greater than the combined gross domestic product of the five Tigers, and it has little in common with their most publicized sources of vulnerability. The Brazilian banking system, for example,

                         6 - Scudder Latin America Fund
is sound, its corporate sector is not highly leveraged, exports are not a significant source of economic activity, the stock market's capitalization is not exaggerated relative to the size of the economy, the real estate market is not a speculative bubble, and the economy is clearly not overheated.

What Brazil has in common with the southeast Asian countries is a fragile external account position. Brazil's current account deficit for 1997 is estimated to be $34 billion, equal to about 4.4% of projected gross domestic product. This is not a danger in and of itself, but the current account deficit plus the estimated public and private sector debt amortizations of $21 billion point to a financing requirement for the current year of some $55 billion. This is approximately $30 billion more than the projected $25 billion inflow from foreign portfolio and direct investments. In addition, some economists had forecast a financing requirement of an additional $30 billion for next year. Closing the gap in the country's 1997-98 external financing requirement would require either a rolling over of debt and/or interest payments or a drawdown in the country's foreign exchange reserves (estimated at $62 billion at the end of September), or some combination of both.

Brazil's ability to persuade investors to rollover maturing debt depends on its ability to hold investor confidence in the government's management of the economy. With confidence in scarce supply following the crisis in southeast Asia, fears of a major currency devaluation took hold, nourished in large part by the limited room for maneuvering that appeared to characterize the management of Brazil's external balances.

                     Brazil Responds to Crisis of Confidence

During the peak of the October crisis, stock prices for many of Brazil's leading corporations were marked down by 35% to 40% or more in dollar terms. This was, in effect, a devaluation of the country's productive assets that was well in excess of any potential devaluation of the exchange rate, and the Fund took advantage of distressed prices to add to select holdings in Brazil and Mexico. A similar investment opportunity was presented the Fund in 1995, when Argentina's stock market was ravaged by fears of an exchange rate devaluation that never occurred.

It is easy for investors to lose confidence in a government's ability to manage a crisis when one is in the middle of a financial meltdown, which is what Brazil experienced during October. Events in southeast Asia were a wake-up call for Brazil to address its external account imbalances quickly and with credibility. President Cardoso's administration responded with an austerity plan that entailed a sharp cut in the fiscal deficit, imposition of sky-high real interest rates, higher taxes and tariffs, and an acceleration of the privatization program. As we saw in 1995 in both Mexico and Argentina, a speedy government response with a tough austerity program quickly soothes a jittery market. Brazil learned this lesson well.

As a result of the government's austerity program, the Brazilian economy will grow from 1% to 2% next year, the lowest growth rate within the region. There is

                         7 - Scudder Latin America Fund
a chance, in fact, that the economy will show no growth at all in 1998. On the other hand, demand for imports clearly should decline, and a lower trade deficit and the receipt of upwards of $40 billion of privatization revenues in 1998, coupled with a decline in the amortization requirement for external debt, could bring the external financing gap to less than $10 billion. This funding gap would be managed without the need for a major currency devaluation. We believe, in fact, that Brazil will be able to avoid a devaluation. Apart from the tough measures taken by the Cardoso administration to dampen demand and bolster the confidence of investors, Congress has at last begun to address the government's public employment and social security reforms.

Brazil's brush with financial market volatility reminds us how dependent most of the Latin American countries are on external savings to finance their economic development. Chile is an important exception to this, due to that country's high savings rate. To the extent domestic savings are not sufficient to replace a country's dependence on external funds, except at the cost of lower investment and economic growth, Latin American governments are not autonomous agents in setting and executing public policy, even though they may believe otherwise.

Strictly speaking, Latin American governments are free to reject the monetary and fiscal disciplines foreign investors may from time to time seek to impose as a condition for their continued willingness to finance the development process. Such sovereign pride carries a steep cost, as the aftermath of the debt crises of the 1980s so clearly demonstrated. Mexico and Argentina in 1995 and Brazil in 1997 were willing to impose growth-threatening austerity programs in order to deal with external account imbalances and the loss of investor confidence because the longer-term costs of not doing so were greater.



 Economic Growth Forecasts (GDP)
 -------------------------------

   Country            1996        1997*      1998*
   -------            ----        -----      -----


   Argentina          4.4%        6-7%        5-6%

   Brazil             2.9%        3-4%        1-2%

   Chile              7.2%        5-6%        5-6%

   Colombia           2.1%        1-2%        4-5%

   Mexico             5.1%        5-6%        5-6%

   Peru               2.8%        5-6%        5-6%

   Venezuela         (1.6%)       4-5%        5-6%


* Estimated. Estimates may prove inaccurate and, even if accurate, may not correlate with market activity. Source: Scudder Latin America Group.


                  Austerity Program Supports Outlook in Brazil

Since the Mexican peso devaluation in late 1994, most of the volatility in the Fund's performance has been attributable to country risk rather than risks specific to companies held by the portfolio. As long as Latin America depends on a significant amount of external savings, generally in the form of debt


                         8 - Scudder Latin America Fund
financings, to supplement inadequate domestic savings, the region will continue to be vulnerable to the investment decisions and preferences of investors over whom local governments have no direct control. The potential for a divergence of interest between governments and foreign investors will likely remain an important source of volatility until domestic savings are able to play the dominant role in financing growth. That may take years to achieve, although the importance of promoting higher domestic savings rates is well-understood and reforms are in place in most countries to achieve that goal.


 Country Weightings
 (October 31, 1997)
 ------------------------------------

                     Scudder Latin        IFC Index
   Country            America Fund*       Weighting
   -------            -------------       ---------


   Argentina                17%            10.8%

   Brazil                   42%            32.5%

   Chile                     2%            15.1%

   Colombia                  2%             3.6%

   Mexico                   33%            31.9%

   Panama                    1%               0%

   Peru                      2%             3.0%

   Venezuela                 1%             3.1%

* Excludes Fund's assets in cash equivalents.


                           Scudder Latin America Fund:
                          A Team Approach to Investing

Scudder Latin America Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Edmund B. Games, Jr. has set the Fund's investment strategy and overseen its daily operation since the Fund was introduced in 1992. Mr. Games joined Scudder's equity research area in 1960 and has focused on Latin American stocks since 1988. Tara C. Kenney, Portfolio Manager, assists with the Fund's research and investment strategy. Ms. Kenney, who joined the Fund's team in 1996, has 10 years of financial industry experience. Paul Rogers, Portfolio Manager, also joined the Fund's team in 1996 and is primarily responsible for research on Latin American corporations. Mr. Rogers joined Scudder in 1994 and has over 10 years of investment experience.



                         9 - Scudder Latin America Fund

The Fund has pursued a strategy of adding to its equity holdings when periods of economic stress have required a government to place its country on an austerity path. Austerity programs seem to work relatively quickly in Latin America for a variety of historical reasons, and stock markets there also tend to recover rapidly. Almost all of the Mexican companies which the Fund owned prior to the 1994 devaluation, for example, are currently worth more in dollar terms than they were prior to the devaluation. We believe the Brazilian portion of the portfolio will also recover from its recent depressed levels, as that country manages through its currency crisis. We cannot avoid country risk, of course, but we can build the portfolio around companies with a demonstrated record of dealing successfully with the risks of location.

Sincerely,

Your Portfolio Management Team

/s/Edmund B. Games, Jr.          /s/Tara C. Kenney

Edmund B. Games, Jr.             Tara C. Kenney


/s/Paul H. Rogers

Paul H. Rogers

                         10 - Scudder Latin America Fund

                   Investment Portfolio as of October 31, 1997

                                                                                             Principal               Market
                                                                                          Amount (U.S.$)            Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 2.5%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 10/31/97 at 5.7%,
  to be repurchased at $21,712,308 on 11/3/97, collateralized by a                                                ------------
  $21,434,000 U.S. Treasury Note, 6%, 7/31/02 (Cost $21,702,000) ........................     21,702,000            21,702,000
                                                                                                                  ------------
Certificates Of Deposit 2.9%
------------------------------------------------------------------------------------------------------------------------------
Societe Generale North America, 5.59%, 11/4/97 (Cost $25,000,000) .......................     25,000,000            25,000,000
                                                                                                                  ------------
                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Equity Securities 94.6%
------------------------------------------------------------------------------------------------------------------------------
Argentina 15.9%
Astra CAPSA (Petroleum company) .........................................................        974,100             1,520,516
BI S.A. "A" (Venture capital company) (b) ...............................................      3,000,000             3,240,000
Bagley y Cia Ltd. S.A. "B" (Producer of cookies and biscuits) ...........................      2,868,651             5,051,882
Nobleza Piccardo S.A. (Tobacco company) .................................................      1,004,177             5,325,360
Perez Companc S.A. "B" (Industrial conglomerate) ........................................      3,034,245            19,005,872
Quilmes Industrial S.A. (Leading beer distributor) ......................................        942,443            11,780,538
Quilmes Industrial S.A. (ADR) ...........................................................        638,500             7,901,438
Telecom Argentina S.A. "B" (Telecommunication services) .................................      2,007,106            10,041,605
Telecom Argentina S.A. "B" (ADR) ........................................................        440,000            11,137,500
Telefonica de Argentina S.A. "B" (Telecommunication services) ...........................      1,004,962             2,835,708
Telefonica de Argentina S.A. "B" (ADR) ..................................................        300,000             8,437,500
YPF S.A. "D" (ADR) (Petroleum company) ..................................................      1,600,000            51,200,000
                                                                                                                  ------------
                                                                                                                   137,477,919
                                                                                                                  ------------
Brazil 39.8%
Aracruz Celulose S.A. "B" (ADR) (Producer of eucalyptus kraft pulp) .....................        720,400            10,806,000
Banco Bradesco S.A. (pfd.) (Commercial bank) ............................................  3,736,277,111            27,790,351
Banco Itau S.A. (pfd.) (Bank) ...........................................................     61,009,600            24,626,307
Centrais Eletricas Brasileiras S/A "B" (pfd.) (Electric utility) ........................     75,000,000            32,450,451
Cia. Brasileira de Distribuicao Grupo Pao de Acucar (ADR) (Operator of
  hypermarkets, supermarkets and convenience stores) ....................................        304,800             5,638,800
Companhia Cervejaria Brahma (pfd.) (Leading beer producer and distributor) ..............     47,026,569            29,432,929
Companhia Energetica de Minas Gerais (pfd.) (Electric power utility) ....................    925,875,000            36,952,696
Companhia Paranaense de Energia (pfd.) (Electric utility) ...............................    370,400,000             4,471,880
Companhia Paranaense de Energia (voting) ................................................    678,600,400             7,940,446

    The accompanying notes are an integral part of the financial statements.


                         11 - Scudder Latin America Fund

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Companhia Petroquimica do Sul S.A. (voting) (Chemical producer) .........................     65,808,000             2,357,854
Companhia Suzano de Papel e Celulose S.A. (pfd.) (Paper products) .......................      2,995,840             6,494,678
Companhia Vale do Rio Doce (pfd.) (Diverse mining and industrial complex) ...............        300,800             5,866,207
Empresa Brasileira de Compressores S.A. (pfd.) (Manufacturer of electrical
  equipment) ............................................................................      3,469,000             1,195,719
Industrias Klabin de Papel e Celulose S.A. (pfd.) (Producer of paper and
  paper products, newsprint, and cardboard boxes) .......................................     15,480,000            11,935,235
Lojas Americanas S.A. (pfd.)* (Discount department store chain) .........................    157,100,000             1,282,507
Lojas Americanas S.A. (voting)* (b) .....................................................    438,708,380             3,979,395
Petroleo Brasileiro S.A. (pfd.) (Petroleum company) .....................................    140,000,000            26,032,927
S/A White Martins (voting) (Chemical company) ...........................................      4,056,655             6,807,391
Telecomunicacoes Brasileiras S.A. (ADR) (Telecommunication services) ....................        500,000            50,750,000
Telecomunicacoes de Sao Paulo S.A. (pfd.) (Telecommunication services) ..................     80,410,000            21,006,014
Telecomunicacoes de Sao Paulo S.A.  Rights* .............................................      4,193,409                 1,997
Telecomunicacoes do Parana S.A. (pfd.) (Telecommunication services) .....................     14,131,986             7,370,630
Usinas Siderurgicas de Minas Gerais S.A. (pfd.) (Non-coated flat products and
  electrolytic galvanized products) .....................................................      2,730,000            19,810,422
                                                                                                                  ------------
                                                                                                                   345,000,836
                                                                                                                  ------------
Chile 2.1%
Compania de Telefonos de Chile, S.A. (ADR) (Telecommunication services) .................        432,500            12,001,875
Santa Isabel S.A. (ADR) (Supermarket chain) .............................................        330,000             6,105,000
                                                                                                                  ------------
                                                                                                                    18,106,875
                                                                                                                  ------------
Colombia 1.9%
Bavaria S/A (Producer and distributor of beer and other malt beverages,
  mineral water and soft drinks) ........................................................        801,761             8,469,196
Colombiana de Tabaco S.A. (Tobacco producer) ............................................        821,871             3,011,338
Compania Nacional de Chocolates (Chocolate and coffee producer) .........................        406,643             3,265,190
Industrias Alimenticias Noel (Food products company) ....................................        502,816             1,959,914
                                                                                                                  ------------
                                                                                                                    16,705,638
                                                                                                                  ------------
Mexico 31.0%
Apasco, S.A. de C.V. (Cement producer) ..................................................      1,908,000            11,618,866
Cifra S.A. de C.V. "A" (Discount retailer) ..............................................      1,182,623             2,171,790
Cifra S.A. de C.V. "C" ..................................................................     17,801,000            30,819,642
Grupo Continental, S.A. "B" (Soft drink bottler) ........................................      7,005,750            19,239,672
Grupo Embotellador de Mexico S.A. de C.V. "B" (Soft drink bottler) (b) ..................      6,544,500             5,704,460
Grupo Embotelladora Unidas S.A. de CV "B"* (Soft drink producer) ........................      1,859,134             3,995,751
Grupo Financiero Inbursa, S.A. de C.V. "B" (Brokerage, insurance, banking and
  leasing services) .....................................................................      3,334,000            11,743,642

    The accompanying notes are an integral part of the financial statements.


                         12 - Scudder Latin America Fund

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Grupo Industrial Bimbo, S.A. de C.V. "A" (Producer of bread and other baked
  goods) ................................................................................      1,810,000            13,637,134
Grupo Industrial Maseca S.A. de C.V. (ADR) (Food producer) ..............................        822,600            11,979,113
Grupo Modelo S.A. "C" (Leading brewery) .................................................      2,303,000            17,324,060
Kimberly Clark de Mexico S.A. de C.V. "A" (Consumer paper products and
  newsprint) ............................................................................      9,213,000            40,427,194
Organizacion Soriana S.A.  de CV "A" (Retailer) .........................................      3,947,022            13,148,885
Panamerican Beverages Inc. "A" (Soft drink bottler) .....................................        991,600            30,739,600
TV Azteca, S.A. de C.V.* (Owner and operator of television networks) ....................        331,024             1,581,010
Telefonos de Mexico S.A. de C.V. "L" (ADR) (Telecommunication services) .................      1,200,000            51,900,000
Tubos de Acero de Mexico SA* (New) (Manufacturer of various types of pipes,
  casings and tubing) ...................................................................        125,000             2,523,438
                                                                                                                  ------------
                                                                                                                   268,554,257
                                                                                                                  ------------
Panama 1.1%
Banco Latinoamericano de Exportaciones, S.A. "E" (Bank) .................................        245,700             9,766,575
                                                                                                                  ------------
Peru 2.2%
Cementos Lima S.A. "T" (Cement producer) ................................................      1,478,352             3,055,842
Embotellador Latinoamericana S.A. "T"* (Soft drink bottler) .............................      6,834,249             4,595,617
Industrias Pacocha S.A. "T" (Food producer) .............................................      4,755,022             2,225,084
Union de Cerveceria Backus & Johnston S.A. "T" (Producer of malted,
  nonalcoholic and carbonated drinks) ...................................................      9,435,397             8,621,881
                                                                                                                  ------------
                                                                                                                    18,498,424
                                                                                                                  ------------
Venezuela 0.6%
Mavesa S.A. (ADR) (Food processor) ......................................................        682,875             5,121,563
------------------------------------------------------------------------------------------------------------------------------
Total Equity Securities (Cost $713,440,030)                                                                        819,232,087
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio - 100.0% (Cost $760,142,030) (a)                                                        865,934,087
------------------------------------------------------------------------------------------------------------------------------

    * Non-income producing security.

  (a) The cost for federal income tax purposes was $763,202,132. At October 31, 1997, net unrealized appreciation for all securities based on tax cost was $102,731,955. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $155,047,738 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $52,315,783.

  (b) Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $12,923,855 (1.46% of net assets). Their values have been estimated by the Valuation Committee in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at October 31, 1997 aggregated $19,211,045. These securities may also have certain restrictions as to resale.

    The accompanying notes are an integral part of the financial statements.


                         13 - Scudder Latin America Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                             as of October 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $760,142,030) ..................   $ 865,934,087
                 Foreign currency holdings, at market (identified cost
                 $5,925,521) ............................................................       5,925,915
                 Receivable for investments sold ........................................      19,595,046
                 Receivable for Fund shares sold ........................................       2,617,098
                 Dividends and interest receivable ......................................       1,308,124
                 Deferred organization expenses .........................................           1,544
                 Other assets ...........................................................          20,052
                                                                                            ----------------
                 Total assets ...........................................................     895,401,866
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ......................................       5,567,395
                 Payable for Fund shares redeemed .......................................       5,037,662
                 Accrued management fee .................................................       1,186,601
                 Other payables and accrued expenses ....................................       1,055,159
                                                                                            ----------------
                 Total liabilities ......................................................      12,846,817
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 882,555,049
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income ....................................       5,604,292
                 Unrealized appreciation (depreciation) on:
                    Investments .........................................................     105,792,057
                    Foreign currency related transactions ...............................         (61,232)
                 Accumulated net realized gain ..........................................      35,934,603
                 Paid-in capital ........................................................     735,285,329
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 882,555,049
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                    ($882,555,049 / 35,131,733 shares of capital stock
                    outstanding, $.01 par value, 100,000,000 shares                         ----------------
                    authorized) .........................................................          $25.12
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                         14 - Scudder Latin America Fund

                             Statement of Operations
                           year ended October 31, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Dividends (net of foreign taxes withheld of $851,259) ..................   $  22,783,195
                 Interest ...............................................................       3,617,820
                                                                                            ----------------
                                                                                               26,401,015
                                                                                            ----------------
                 Expenses:
                 Management fee .........................................................      11,527,321
                 Services to shareholders ...............................................       2,835,182
                 Custodian and accounting fees ..........................................       2,418,626
                 Directors' fees and expenses ...........................................          63,327
                 Reports to shareholders ................................................         293,300
                 Auditing ...............................................................          84,172
                 Legal ..................................................................          17,897
                 Registration fees ......................................................         103,664
                 Amortization of organization expenses ..................................          16,093
                 Other ..................................................................          76,995
                                                                                            ----------------
                 Total expenses before reductions .......................................      17,436,577
                 Expense reductions .....................................................         (28,889)
                                                                                            ----------------
                 Expenses, net ..........................................................      17,407,688
                --------------------------------------------------------------------------------------------
                 Net investment income                                                          8,993,327
                --------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments ............................................................     109,466,337
                 Foreign currency related transactions (net of CPMF tax
                 of $374,347) ...........................................................     (1,270,623)
                                                                                            ----------------
                                                                                              108,195,714
                                                                                            ----------------
                 Net unrealized appreciation (depreciation) during the period on:
                 Investments ............................................................      26,945,985
                 Foreign currency related transactions ..................................         (37,673)
                                                                                            ----------------
                                                                                               26,908,312
                --------------------------------------------------------------------------------------------
                 Net gain on investment transactions                                          135,104,026
                --------------------------------------------------------------------------------------------
                --------------------------------------------------------------------------------------------
                 Net increase in net assets resulting from operations                       $ 144,097,353
                --------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                         15 - Scudder Latin America Fund

                       Statements of Changes in Net Assets

                                                                                   Years Ended October 31,
Increase (Decrease) in Net Assets                                                   1997            1996
------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income .......................................  $  8,993,327    $  7,818,361
                 Net realized gain (loss) from investment transactions .......   108,195,714      (6,217,760)
                 Net unrealized appreciation (depreciation) on investment
                    transactions during the period ...........................    26,908,312     136,952,370
                                                                                --------------  --------------
                 Net increase in net assets resulting from operations ........   144,097,353     138,552,971
                                                                                --------------  --------------
                 Distributions to shareholders from net investment income ....    (7,655,243)     (4,560,568)
                                                                                --------------  --------------
                 Fund share transactions:
                 Proceeds from shares sold ...................................   737,548,712     119,002,707
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ............................     7,123,139       4,261,866
                 Cost of shares redeemed .....................................  (620,473,602)   (154,821,892)
                 Redemption fees .............................................            --         226,801
                                                                                --------------  --------------
                 Net increase (decrease) in net assets from Fund share
                    transactions .............................................   124,198,249     (31,330,518)
                                                                                --------------  --------------
                 Increase (decrease) in net assets ...........................   260,640,359     102,661,885
                 Net assets at beginning of period ...........................   621,914,690     519,252,805
                 Net assets at end of period (including undistributed net
                 investment income of $5,604,292 and $5,240,925,                --------------  --------------
                    respectively) ............................................  $882,555,049    $621,914,690
                                                                                --------------  --------------
Other Information
------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ...................    30,148,974      32,011,664
                                                                                --------------  --------------
                 Shares sold .................................................    27,610,297       6,222,218
                 Shares issued to shareholders in reinvestment of
                 distributions ...............................................       334,106         250,550
                 Shares redeemed .............................................   (22,961,644)     (8,335,458)
                                                                                --------------  --------------
                 Net increase (decrease) in Fund shares ......................     4,982,759      (1,862,690)
                                                                                --------------  --------------
                 Shares outstanding at end of period .........................    35,131,733      30,148,974
                                                                                --------------  --------------

    The accompanying notes are an integral part of the financial statements.


                         16 - Scudder Latin America Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                         For the Period
                                                                                                        December 8, 1992
                                                                                                         (commencement
                                                                                                       of operations) to
                                                               Years Ended October 31,                    October 31,
                                                  1997 (a)      1996 (a)        1995          1994            1993
---------------------------------------------------------------------------------------------------------------------------
                                                 --------------------------------------------------------------------------
Net asset value, beginning of period .........      $20.63       $16.22        $24.44        $18.41        $12.00
Income from investment operations:               --------------------------------------------------------------------------
Net investment income (loss) .................         .26          .25           .09          (.03)          .03
Net realized and unrealized gain (loss) on
   investment transactions ...................        4.49         4.30         (7.62)         6.10          6.36
                                                 --------------------------------------------------------------------------
Total from investment operations .............        4.75         4.55         (7.53)         6.07          6.39
                                                 --------------------------------------------------------------------------
Less distributions:
From net investment income ...................        (.26)        (.15)           --            --            --
In excess of net investment income ...........          --           --            --          (.06)           --
From net realized gains on investment
   transactions ..............................          --           --          (.73)         (.06)           --
                                                 --------------------------------------------------------------------------
Total distributions ..........................        (.26)        (.15)         (.73)         (.12)           --
                                                 --------------------------------------------------------------------------
Redemption fees (c) ..........................          --          .01           .04           .08           .02
                                                 --------------------------------------------------------------------------
Net asset value, end of period ...............      $25.12       $20.63        $16.22        $24.44        $18.41
---------------------------------------------------------------------------------------------------------------------------
Total Return (%) .............................       23.25        28.31(d)     (30.96)(d)     33.43(d)      53.42**(d)
Ratios and Supplemental Data
Net assets, end of period ($ millions) .......         883          622           519           809           261
Ratio of operating expenses, net to
   average daily net assets (%) ..............        1.89         1.96          2.08          2.01          2.00*
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) ......................        1.89         1.96          2.11          2.05          2.69*
Ratio of net investment income (loss) to
   average daily net assets (%) ..............         .98         1.32           .52          (.20)          .44*
Portfolio turnover rate (%) ..................        41.8         22.4          39.5          22.4           4.6*
Average commission rate paid (b) .............      $.0002       $.0001       $    --       $    --        $   --

(a) Based on monthly average of shares outstanding during the period.
(b) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years ending on or after October 31, 1996.
(c)Until September 5, 1996, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 2% was assessed and retained by the Fund for the benefit of the remaining shareholders.
(d)Total return does not reflect the effect to the shareholder of the 2% redemption fee on shares held less than one year.
*  Annualized
** Not annualized


                         17 - Scudder Latin America Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Latin America Fund (the "Fund") is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities other than money market securities are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

   (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

   (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the daily rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.


                         18 - Scudder Latin America Fund

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Taxation. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Effective January 23, 1997, the Fund is also subject to a .20% Contribuicao Provisoria sobre Movimentacoes Financeiras (CPMF) tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. This tax has been reported as part of the net realized gain
(loss) on foreign currency related transactions.

Distribution of Income and Gains. Distribution of net investment income is made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax. Earnings and profits distributed to shareholders on redemption of Fund shares ("tax equalization") may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends paid deduction on its federal tax returns.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated investments, passive foreign investment companies, and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.


                         19 - Scudder Latin America Fund

Other. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Dividend income from certain portfolio companies may fluctuate significantly from year to year due to dividend distribution policies of such companies.

                      B. Purchases and Sales of Securities

For the year ended October 31, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $441,643,000 and $347,157,403, respectively.

                               C. Related Parties

On September 11, 1997, the Fund's Board of Directors approved a new Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"). As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement is equal to an annual rate of 1.25% on the first $1 billion of the Fund's average daily net assets, and 1.15% of such net assets in excess of $1 billion, computed and accrued daily and payable monthly. Under the Investment Management Agreement between the Fund and the Adviser which was in effect prior to September 11, 1997 (the "Prior Agreement"), the Fund agreed to pay the Adviser an annual rate of 1.25% of the Fund's average daily net assets. For the period July 1, 1997 to September 11, 1997, the Adviser agreed to waive a portion of its management fee amounting to 0.10% of average daily net assets over $1 billion. For the year ended October 31, 1997, the fee pursuant to both the Agreement and the Prior Agreement amounted to $11,498,432, which was equivalent to an annual effective rate of 1.25% of the Fund's average daily net assets.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close by the end of the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1997, the amount charged to the Fund by SSC aggregated $2,362,155, of which $189,399 is unpaid at October 31, 1997.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be


                         20 - Scudder Latin America Fund
invested in the Underlying Funds. For the year ended October 31, 1997, the Special Servicing Agreement expense charged to the Fund amounted to $8,913.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended October 31, 1997, the amount charged to the Fund by STC aggregated $24,787, of which $2,912 is unpaid at October 31, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended October 31, 1997, the amount charged to the Fund by SFAC aggregated $447,599, of which $85,629 is unpaid at October 31, 1997.

The Fund pays each of its Director not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended October 31, 1997, Directors' fees and expenses aggregated $63,327.

                        D. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

                               E. Lines of Credit

The Fund and several affiliated Funds (the "Participants") share in a $500 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement. In addition, the Fund also maintains an uncommitted line of credit.


                         21 - Scudder Latin America Fund

                        Report of Independent Accountants

To the Board of Directors of Scudder International Fund, Inc. and to the Shareholders of Scudder Latin America Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Latin America Fund including the investment portfolio, as of October 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period December 8, 1992 (commencement of operations) to October 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Latin America Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period December 8, 1992 (commencement of operations) to October 31, 1993 in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
December 15, 1997


                         22 - Scudder Latin America Fund

                                 TAX INFORMATION

The Fund paid foreign taxes of $851,259 and the Fund recognized $8,439,908 of foreign source income during the fiscal year ended October 31, 1997. Pursuant to section 853 of the Internal Revenue Code, the Fund designates $.0242 per share of foreign taxes and $.240 of income from foreign sources as having been paid in the fiscal year ended October 31, 1997.

Pursuant to section 852 of the Internal Revenue Code of 1986, as amended, the Fund designates $38,726,806 as a long-term capital gain dividend for the fiscal year ended October 31, 1997.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Service Representative at 1-800-225-5163.


                         23 - Scudder Latin America Fund

                           Stockholder Meeting Results

A Special Meeting of Stockholders (the "Meeting") of Scudder Latin America Fund (the "Fund") was held on October 27, 1997, at the offices of Scudder, Stevens & Clark, Inc., 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. At the Meeting, as adjourned and reconvened, the following matters were voted upon by the stockholders (the resulting votes for each matter are presented below.) With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide stockholders with an additional opportunity to return their proxies. The date of the reconvened meeting at which the matters were decided is noted after the proposed matter.

1.    To elect Directors.


                                                    Number of Votes:
                                                    ----------------

                    Director                 For                      Withheld
                    --------                 ---                      --------

       Paul Bancroft III                  19,945,904                  930,220

       Sheryle J. Bolton                  19,954,373                  921,751

       William T. Burgin                  19,963,209                  912,915

       Thomas J. Devine                   19,937,091                  939,033

       Keith R. Fox                       19,977,483                  898,641

       William H. Gleysteen, Jr.          19,938,774                  937,350

       William H. Luers                   19,947,896                  928,228

       Wilson Nolen                       19,953,978                  922,145

       Daniel Pierce                      19,965,716                  910,408

       Kathryn L. Quirk                   19,945,558                  930,566

2. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

                  For                      Against                    Abstain               Broker Non-Votes*
                  ---                      -------                    -------               -----------------

               19,259,365                  936,296                    680,463                   1,187,750

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise. (Approved on December 2, 1997.)


                                Number of Votes:
                                ----------------

                  For                      Against                    Abstain               Broker Non-Votes*
                  ---                      -------                    -------               -----------------

               18,621,515                 2,177,635                  1,043,445                  1,123,443


                        24 - Scudder Latin America Fund

4. To approve the revision of certain fundamental investment policies.


                                                                         Number of Votes:
                                                                         ----------------

          Fundamental Policies                   For               Against              Abstain        Broker Non-Votes*
          --------------------                   ---               -------              -------        -----------------

       4.1  Diversification                  17,120,134           1,529,079            1,039,161           1,187,750

       4.2  Borrowing                        16,993,639           1,655,808            1,038,927           1,187,750

       4.3  Senior securities                17,069,665           1,577,124            1,041,585           1,187,750

       4.4  Purchase of physical             17,050,997           1,589,387            1,047,990           1,187,750
            commodities

       4.5  Concentration                    17,071,417           1,576,333            1,040,624           1,187,750

       4.6  Underwriting of securities       17,103,474           1,539,574            1,045,326           1,187,750

       4.7  Investment in real estate        17,109,234           1,548,839            1,030,301           1,187,750

       4.8  Lending                          17,064,544           1,415,114            1,208,716           1,187,750


5. To ratify the selection of Coopers & Lybrand L.L.P. as the Fund's independent accountants.


                                Number of Votes:
                                ----------------

         For                      Against                    Abstain
         ---                      -------                    -------

      19,753,989                  391,831                    730,304


* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.



                        25 - Scudder Latin America Fund

                                    This Page
                                  intentionally
                                   left blank.






                        26 - Scudder Latin America Fund

                                    This Page
                                  intentionally
                                   left blank.





                        27 - Scudder Latin America Fund

                             Officers and Directors


Daniel Pierce*
Chairman of the Board and
Director

Paul Bancroft III
Director; Venture Capitalist and
Consultant

Sheryle J. Bolton
Director; Chief Executive
Officer, Scientific Learning
Corporation

William T. Burgin
Director; General Partner,
Bessemer Venture Partners

Thomas J. Devine
Director; Consultant

Keith R. Fox
Director; President, Exeter
Capital Management
Corporation

William H. Gleysteen, Jr.
Director; Consultant; Guest
Scholar, Brookings Institute

William H. Luers
Director; President, The
Metropolitan Museum of Art

Wilson Nolen
Director; Consultant

Kathryn L. Quirk*
Director, Vice President and
Assistant Secretary

Robert W. Lear
Honorary Director;
Executive-in-Residence, Visiting
Professor, Columbia University
Graduate School of Business

Robert G. Stone, Jr.
Honorary Director; Chairman
Emeritus and Director, Kirby
Corporation

Elizabeth J. Allan*
Vice President

Joyce E. Cornell*
Vice President

Richard W. Desmond*
Assistant Secretary

Carol L. Franklin*
Vice President

Edmund B. Games, Jr.*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

David S. Lee*
Vice President and Assistant
Treasurer

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant
Treasurer


                         *Scudder, Stevens & Clark, Inc.


                        28 - Scudder Latin America Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                         29 - Scudder Latin America Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                         30 - Scudder Latin America Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                         31 - Scudder Latin America Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

Scudder
Pacific
Opportunities
Fund

Annual Report
October 31, 1997




Pure No-Load(TM) Funds


Seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER [IMAGE]

                                    In Brief

o The Southeast Asian currency and equity markets experienced a severe downturn during the last quarter of the twelve-month period ended October 31, 1997.

o The devaluation of the Thai baht had a ripple effect, as one Southeast Asian currency after another declined. The currency crisis and subsequent sky-high interest rates had a powerful negative impact on equity markets in the region.

o For this period, Scudder Pacific Opportunities Fund returned -28.52%, slightly better than the -30.52% return of the MSCI All Country Asia Free Index (excluding Japan).

o While near-term prospects for growth have been revised downward, we believe long-term growth in the Pacific Basin should continue to be fueled by a combination of huge, growing domestic markets and emerging Asia's role as an important production base for the developed world.


                                Table of Contents

   3  Letter from the Fund's President
   4  Performance Update
   5  Portfolio Summary
   6  Portfolio Management Discussion
  10  Glossary of Investment Terms
  11  Investment Portfolio
  15  Financial Statements
  18  Financial Highlights
  19  Notes to Financial Statements
  23  Report of Independent Accountants
  24  Tax Information
  25  Stockholder Meeting Results
  28  Officers and Directors
  29  Investment Products and Services
  30  Scudder Solutions



                      2-SCUDDER PACIFIC OPPORTUNITIES FUND

                        Letter from the Fund's President

Dear Shareholders,

     Just as the prospects for Southeast Asia appeared to be turning positive, the markets were roiled by the devaluation of the Thai baht on July 2. What was initially perceived as a mild contagion spread quickly to other markets around the globe, including the United States. While the effects on the region's economy are still being sorted out, the Fund's return was slightly better than its benchmark index.

     As patient, long-term investors in the Pacific Basin, we believe that the prosperity of this dynamic region is dependent on sound fiscal policies and market-based reforms. Clearly, there is room for improvement in this area. In the near-term, the investment environment appears uncertain and growth will likely slow. However, turnarounds in the Pacific Basin have been led by the investment markets and tend to be dramatic. In the months ahead, we will attempt to position the Fund for a rebound by continuing with our individual stock selection approach. For a further discussion of the market environment and your Fund's activities during the period, please turn to page 4.

     For those of you who are interested in new Scudder products, we recently introduced Scudder International Growth and Income Fund, which pursues a yield-oriented approach to investing in international equities. The Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but wish to take a conservative approach may appreciate the Fund's emphasis on dividend-paying stocks of established companies listed on foreign exchanges. For further information on this new fund, please turn to page.

     We appreciate your continued investment in Scudder Pacific Opportunities Fund. If you have any questions about your investment, please call Scudder Investor Relations at 1-800-225-2470, or visit our Internet Web site (http://funds.scudder.com) for frequent updates on your Fund and other Scudder products and services.

     Sincerely,
    /s/Daniel Pierce
     Daniel Pierce
     President,
     Scudder Pacific Opportunities Fund

                     3-SCUDDER PACIFIC OPPORTUNITIES FUND

PERFORMANCE UPDATE as of October 31, 1997
----------------------------------------------------------------
FUND INDEX COMPARISONS
----------------------------------------------------------------

                            Total Return
Period           Growth    --------------
Ended              of                Average
10/31/97        $10,000   Cumulative  Annual
--------------------------------------------
SCUDDER PACIFIC OPPORTUNITIES FUND
--------------------------------------------
1 Year          $  7,148   -28.52%   -28.52%
Life of Fund*   $  9,653    -3.47%     -.72%
--------------------------------------------
MSCI ALL COUNTRY ASIA FREE INDEX
(EXCLUDING JAPAN)
--------------------------------------------
1 Year          $  6,948   -30.52%   -30.52%
Life of Fund*   $ 12,871    28.71%     5.36%
--------------------------------------------
* The Fund commenced operations on December 8, 1992.
  Index comparisons begin December 31, 1992.

-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

SCUDDER PACIFIC OPPORTUNITIES FUND
Year             Amount
------------------------
12/92*           $10,000
10/93            $13,542
10/94            $14,757
10/95            $13,174
10/96            $13,538
10/97            $ 9,677

MSCI ALL COUNTRY ASIA FREE INDEX
(EXCLUDING JAPAN)
Year             Amount
------------------------
12/92*           $10,000
10/93            $16,472
10/94            $19,062
10/95            $17,131
10/96            $18,525
10/97            $12,871

YEARLY PERIODS ENDED OCTOBER 31

The Morgan Stanley Capital International (MSCI) All Country Asia Free Index is an unmanaged capitalization-weighted measure of stock markets in the Pacific Region, excluding Japan. Index returns assume dividends reinvested and, unlike Fund returns, do not reflect any fees or expenses.

--------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
--------------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED OCTOBER 31

                       1993*    1994      1995     1996      1997
                     -----------------------------------------------
NET ASSET VALUE...   $ 16.21  $ 17.57   $ 15.59   $ 15.93   $ 11.38
INCOME DIVIDENDS..   $    --  $   .08   $   .10   $   .10   $   .01
CAPITAL GAINS
DISTRIBUTIONS.....   $    --    $ .01   $    --   $    --   $    --
FUND TOTAL
RETURN (%)........     35.08     8.97    -10.73      2.76    -28.52
INDEX TOTAL
RETURN (%)........     64.72    15.73    -10.14      8.15    -30.52

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total returns for the life of Fund period would have been lower.

                     4-SCUDDER PACIFIC OPPORTUNITIES FUND

PORTFOLIO SUMMARY as of October 31, 1997
---------------------------------------------------------------------------
GEOGRAPHICAL
(Excludes 9% Cash Equivalents)
---------------------------------------------------------------------------
Hong Kong                          30%
Taiwan                             21%
Australia                          13%
Indonesia                          11%
New Zealand                         8%
Malaysia                            5%
India                               4%
Philippines                         3%
China                               1%
Other                               4%
--------------------------------------
                                  100%
--------------------------------------
The Fund's three largest country
weightings were not hurt as much
by the downturn as other markets
in the region.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
SECTORS
(Excludes 17% Cash Equivalents)
--------------------------------------------------------------------------
Financial                          32%
Manufacturing                      16%
Technology                         12%
Consumer Staples                    8%
Transportation                      6%
Energy                              6%
Construction                        4%
Metals & Minerals                   4%
Media                               4%
Other                               8%
--------------------------------------
                                  100%
--------------------------------------
Significant weightings in the financial
and manufacturing sectors are representative of the predominance of these companies in the Pacific Basin.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
(30% of Portfolio)
--------------------------------------------------------------------------
1.   COMMONWEALTH BANK OF AUSTRALIA
     Bank in Australia
2.   DELTA ELECTRONICS, INC.
     Manufacturer of power supply equipment and monitors in Taiwan
3.   TELEVISION BROADCASTS, LTD.
     Television broadcasting in Hong Kong
4.   ASUSTEK COMPUTER INC.
     Manufacturer of computer mainboards,
     audio/video cards and network cards in Taiwan
5.   ASIA PACIFIC RESOURCES INTERNATIONAL HOLDINGS LTD.
     Manufacturer of rayon fiber for Asian textile markets in Indonesia
6.   NEW WORLD DEVELOPMENT CO., LTD.
     Property investment and development, construction and engineering, hotels and restaurants, telecommunications in Hong Kong
7.   FLETCHER CHALLENGE ENERGY LTD.
     Oil and gas exploration and development in New Zealand
8.   HUTCHISON WHAMPOA, LTD.
     Container terminal and real estate company in Hong Kong
9.   FLETCHER CHALLENGE BUILDING CORP.
     Commercial, industrial and residential
     construction in New Zealand
10.  HSBC HOLDINGS LTD.
     Bank holding company in Hong Kong

We pursue an individual stock
selection approach, which we believe
is the key to outperformance in the
Pacific Basin over the long term.

For more complete details about the Fund's investment portfolio, see page 11. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                     5-SCUDDER PACIFIC OPPORTUNITIES FUND

                         Portfolio Management Discussion

We asked Elizabeth J. Allan and Theresa M. Gusman, co-lead portfolio managers of Scudder Pacific Opportunities Fund, to discuss the market environment and the Fund's investment strategy for the twelve-month period ended October 31, 1997.

Q.  How did the Fund perform over the twelve months?

A. The Fund returned -28.52%, which was better than the -30.52% return of the Fund's benchmark, the unmanaged MSCI All Country Asia Free Index (excluding Japan). Our sizable holdings in Taiwan, Australia, New Zealand, India, and selected Hong Kong companies helped us weather the storm in Southeast Asia. We trimmed our exposure in Indonesia, Malaysia, Singapore, and Korea in the third quarter of 1997, which enabled the Fund to enter the most recent downturn with a larger than usual cash position. This should allow us to take advantage of attractive opportunities when the time is right.

Q. In July, the Thai baht, Indonesian rupiah, Malaysian ringgit, and the Philippine peso plunged, and interest rates soared throughout the region. How did this affect the investment markets?

A. This was not good news for the markets. Sharply higher interest rates decreased the attractiveness of equities versus fixed income securities and lowered growth expectations. Stocks fell in response led by the Philippines, Indonesia, and Malaysia, and followed by Thailand (which had already fallen sharply), Singapore, and Korea. Australia and India escaped the carnage relatively unscathed during this difficult period, and the China block held up through September (see chart).

Q.  How long will this downturn last?

A. It's hard to tell. The duration of the slide in Asian equity and currency markets will be determined by government and corporate responses to the crisis, as well as the speed with which stock valuations adjust to the changing rules for investment in the region. Clearly, proactive and pro- market responses will enable economic and structural problems to be overcome, which could lead to a quick rebound in the equity and currency markets. However, we are still looking for leadership and concrete responses from policymakers in the region.

THE ORIGINAL BAR CHART CONTAINS A CHART HERE
BAR CHART TITLE:
Market Performance
10/31/96 to 10/31/97

  BAR CHART DATA:
 --------------------------------------------
  India                         +18.05%
 --------------------------------------------
  China                         +10.69%
 --------------------------------------------
  Taiwan                        -1.81%
 --------------------------------------------
  New Zealand                   -4.80%
 --------------------------------------------
  Australia                     -6.73%
 --------------------------------------------
  Hong Kong                     -17.50%
 --------------------------------------------
  Singapore                     -32.18%
 --------------------------------------------
  Indonesia                     -41.08%
 --------------------------------------------
  Korea                         -44.77%
 --------------------------------------------
  Philippines                   -54.47%
 --------------------------------------------
  Malayasia                     57.10%
 --------------------------------------------
  Thailand                      -68.46%
 --------------------------------------------
Source: Morgan Stanley Capital International indices in U.S. dollars

                      6-SCUDDER PACIFIC OPPORTUNITIES FUND

Q.  What went wrong?

A. Thailand provides a good example of what went wrong. Rather than establish proper monetary policy frameworks, improve banking sector supervision, introduce deregulation and liberalization measures, improve corporate and banking sector reporting, and undertake confidence-building initiatives, the Thai debacle was marked by a spate of botched policy responses. Precious central bank reserves were frittered away in defense of an indefensible currency, the financial system nearly collapsed, and the IMF (International Monetary Fund) package likely will prove inadequate. We liquidated our Thai holdings following an early March trip to Bangkok during which we concluded that the economic crisis would significantly worsen before it improved; currently we see no reason to return to the market.

Q. You would think the lessons learned in Thailand would prompt its neighbors to seize the opportunity created by market volatility to undertake necessary reforms.

A. One would think so. We saw an important first step with the flotation of the Indonesian, Malaysian, and Philippine currencies following the baht devaluation. Unfortunately, the move toward market opening came to an abrupt halt in Malaysia. On August 28, in an effort to restrict selling by foreigners, Prime Minister Mahathir Mohamad introduced prohibitive trade settlement rules on the 100 Kuala Lumpur Stock Exchange (KLSE) index stocks, effectively putting capital controls on equities. By subjecting Malaysia's most liquid stocks to delivery before sale, bottlenecking the delivery process, and committing "billions of ringgit...if necessary" to bolster share prices, Dr. Mahathir hoped to stabilize stocks, thereby preventing the collapse of Malaysia's equity-market-geared economy. The response of the global investment community was sudden and massive capital flight, underscoring the futility of his effort.

On September 4 -- in a major policy reversal -- Malaysia lifted the trading restrictions imposed the previous week, and announced a series of steps toward restoring fiscal balance. For example, the massive Bakun project was put on hold indefinitely, as well as Kuala Lumpur Linear City (the world's longest building), a new airport, and several road projects. The previous day, Indonesia announced that it would relax foreign ownership limits on equities, cut government expenditures by postponing selected capital projects, accelerate economic reform in an effort to stimulate export growth by reducing impediments to low-cost production, and gradually lower interest rates. A similar "rescue package" has since been introduced in the Philippines, and Singapore has indicated that it too could move toward market-opening.

Q.  Have any additional steps been taken to help stem the tide?

A. To date, policy measures have been largely inadequate, although IMF-related policies in Indonesia are a step in the right direction. In our view, the window to implement aggressive policy responses, reduce interest rates, and forestall financial crises in Indonesia, Malaysia, the Philippines, and South Korea is closing rapidly. The next "domino" to fall may be Singapore, where consumption will be hurt by the negative wealth effect of the decline of the Malaysian second board shares. In addition, the pristine reputation of the Singapore banks

                      7-SCUDDER PACIFIC OPPORTUNITIES FUND
and property companies may be damaged as the extent of their exposure to the region is unveiled. Unlike Indonesia, Malaysia, and the Philippines, the Singapore equity and currency markets have not yet begun to reflect the "bad news" that we are expecting over the next several months.

Q. How did the events in Southeast Asia affect other markets in the Pacific, such as Hong Kong and Japan?

A. Selling pressure has spilled over into Hong Kong, emerging Asia's most liquid market, although it is economically sound due to its link with the Chinese economic cycle. In addition, the Hong Kong dollar is unlikely to suffer a devaluation in the near term. In north Asia, Korea continues to suffer the aftereffects of gross capital misallocation, and Japan will hardly go unscathed in both the banking and export sectors, as Asian growth slows. Taiwan remains a bright spot due largely to its booming technology sector as well as Australia, India, and New Zealand. These markets are marching to their own economic drummers and offer extremely attractive valuations.

Q.  How did you manage the portfolio in this volatile environment?

A. Now, more than ever, we are convinced that superior stock selection is the key to superior performance. Our proprietary, forward-looking fundamental equity research remains the cornerstone of the Fund's investment strategy. We look for companies that are undervalued, fast-growing, exceptionally well managed entities with dominant positions in clearly identifiable market niches and a clear competitive advantage.

Q. Do you have some good examples of companies that met this criteria?

A. We have several, including selected Taiwanese technology companies, such as ASE Test and Delta Electronics, which are among our top holdings. ASE Test is one of the largest independent IC (integrated circuit) testers in the world. The company is leveraged to the electronics "boom" and the trend toward outsourcing testing. We believe ASE Test is poised for earnings per share growth of 35%-40% per year over the next five years, and the stock is trading at 20 times estimated 1998 earnings.

Delta Electronics is the leading producer of uninterruptible power supplies in the world, with low-cost operations in China. We expect this well-managed, niche-oriented electronic components producer to provide earnings per share growth of 20%-25% per year, and the stock is trading at 17 times estimated 1998 earnings.

Q.  Were there a few holdings that didn't work out as well as expected?

A. Yes. In a sense, we overstayed our welcome in selected banks and property companies, particularly in Malaysia and Hong Kong, as the regional contagion affected even the premier financial and property companies.

Q.  What is Scudder's outlook for the Pacific Basin region?

A. In our view, the change in currency policies has altered the way Southeast Asian economies and equity markets operate. We believe that the basis for

                      8-SCUDDER PACIFIC OPPORTUNITIES FUND
investment has shifted -- perhaps only for a one- or two-year period -- from growth to value. We anticipate continued near-term weakness, as market participants and stock valuations adjust to the changing rules for investment in the region and government and corporate policies evolve.

Over the long-term, the case for investing in the Pacific Basin rests on rapid growth and reasonable valuations relative to investment alternatives. This region has been one of the fastest growing in the world over the past 20 years, and we believe that growth will resume following an adjustment period. Growth has been (and will continue to be) fueled by the combination of huge, growing domestic markets and emerging Asia's role as an important production base for the developed world.

Q. How do you expect your individual stock selection strategy will unfold over the next several months?

A. We expect to place increased emphasis on valuation analyses based on cash flow, non-property asset backing and "normalized" earnings (i.e. we expect temporary shocks to earnings in the current environment, which may present buying opportunities), as well as low debt levels and export-oriented companies with local-currency costs. This approach should help us to determine the proper re-entry price points for high-quality companies throughout the region, and enable us to accumulate the shares of what we believe are the best industrial, consumer-oriented, and natural resources companies in the Pacific Basin at favorable prices.

                                 Scudder Pacific
                           Opportunities Fund: A Team
                              Approach to Investing


  Scudder Pacific Opportunities Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.


  Co-Lead Portfolio Manager Elizabeth J. Allan assumed responsibility for the Fund's day-to-day management and investment strategies in February 1994. Ms. Allan joined Scudder in 1987 as a member of the portfolio management team concentrating in Asia. Co-Lead Portfolio Manager Theresa Gusman joined the team in 1997 and shares responsibility with Ms. Allan in the Fund's day-to-day management and investment strategies. Ms. Gusman joined Scudder in 1995 and has 13 years of experience in Pacific Basin investments. Nicholas Bratt, Portfolio Manager, has been a member of the Fund's team since 1992 and has over 20 years of experience in global investing.

                      9-SCUDDER PACIFIC OPPORTUNITIES FUND

                                       Glossary of Investment Terms


 CURRENCY DEVALUATION                  A significant decline of a currency's value relative to other currencies, such as the U.S. dollar. This may be prompted by trading or central bank intervention (or the lack of intervention) in the currency markets. For U.S.
                                       investors who are investing overseas, a devaluation of a foreign currency can have the effect of reducing total return.

 EXCHANGE RATE                         The price at which one country's currency can be exchanged into another currency. Currencies represent a store of value in the economic, political, and financial health of the home country. Changes in the value of a currency can add to or subtract from an investor's total return in a foreign investment.

 FUNDAMENTAL RESEARCH                  Analysis of companies based on the projected impact of management, products, sales, and earnings on balance sheets and income statements. Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements, rather than the financial results of the underlying company.

 LIQUIDITY                             A stock that is liquid has enough shares outstanding and a substantial enough market capitalization to allow large purchases and sales to occur without causing a significant change in its market price.

 OVER/UNDER WEIGHTING                  Refers to the allocation of assets -- usually by sector, industry, or country
                                       -- within a portfolio relative to a benchmark index (i.e., the MSCI All
                                       Country Asia Free Index [excluding Japan]) or an investment universe.

 PRICE-EARNINGS RATIO (P-E) (also      A widely used gauge of a stock's valuation that indicates what investors are
 "earnings multiple")                  paying for a company's earnings on a per share basis. Typically based on a company's projected earnings for the next 12 months, a higher "earnings multiple" indicates a higher expected growth rate and the potential for greater price fluctuations.

 TRANSPARENCY                          The degree to which investors can evaluate if a company is managed in the interests of shareholders. Transparency is often not as strong in developing markets where disclosure requirements may be less stringent, and protectionism, subsidies, and cronyism may distort the business environment.

(Sources: Scudder; Barron's Dictionary of Finance and Investment Terms)

                      10-SCUDDER PACIFIC OPPORTUNITIES FUND

                   Investment Portfolio as of October 31, 1997

                                                                                              Principal              Market
                                                                                           Amount ($) (c)           Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 5.9%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 10/31/97 at 5.7%,
  to be repurchased at $8,256,920 on 11/3/97, collateralized by a $8,108,000                                     -------------
  U.S. Treasury Note, 6%, 5/31/98 (Cost $8,253,000) ...................................        8,253,000             8,253,000
                                                                                                                 -------------
Short Term Notes 10.7%
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Discount Note, 11/3/97 (Cost $14,995,292) ............       15,000,000            14,995,292
                                                                                                                 -------------
Bonds 0.1%
------------------------------------------------------------------------------------------------------------------------------
Malaysia 0.1%                                                                                                    -------------
AMMB Holdings Berhad, 5%, 5/13/02 (Cost $249,060) .....................................   MYR    616,000               133,066
                                                                                                                 -------------
Convertible Bonds 1.3%
------------------------------------------------------------------------------------------------------------------------------
Cayman Islands 0.8%
APP Global Finance Ltd., 2%, 7/25/00 ..................................................        1,260,000             1,184,400
                                                                                                                 -------------
Philippines 0.5%
International Container Terminal, Inc., 1.75%, 3/13/04 ................................          851,000               702,075
------------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Cost $2,266,375)                                                                            1,886,475
------------------------------------------------------------------------------------------------------------------------------
                                                                                              Shares
------------------------------------------------------------------------------------------------------------------------------
Common Stocks 82.0%
------------------------------------------------------------------------------------------------------------------------------
Australia 10.8%
Australia & New Zealand Banking Group Ltd. (General trading and savings bank) .........          381,800             2,663,529
C R A Ltd. (Mining, manufacturing and development)* ...................................          112,900             1,373,567
Commonwealth Bank of Australia (Bank) .................................................          487,832             5,609,161
QBE Insurance Group Ltd. (Commercial, industrial and individual insurance
  underwriter) ........................................................................          625,493             2,925,189
Woodside Petroleum Ltd. (Major oil and gas producer) ..................................          303,500             2,563,372
                                                                                                                 -------------
                                                                                                                    15,134,818
                                                                                                                 -------------
China 1.0%
Jiangsu Expressway Co., Ltd. (Builder and manager of the Shanghai-Nanjing
  expressway)* ........................................................................        3,608,000               835,326
Shenzhen Expressway Co. (Highway developer)* ..........................................        2,452,000               526,459
                                                                                                                 -------------
                                                                                                                     1,361,785
                                                                                                                 -------------
Hong Kong 24.7%
Cheung Kong Holdings Ltd. (Real estate company) .......................................          412,000             2,877,579
China Light & Power Co., Ltd. (Electric utility) ......................................          315,000             1,654,142
China Southern Airlines Co., Ltd. (Commercial airline service in southeast Asia)* .....        4,460,000             2,004,592
Citic Pacific Ltd. (Diversified holding company) ......................................          247,000             1,182,047
First Pacific Co., Ltd. (International management and investment company) .............        2,309,849             1,463,915
Great Eagle Holdings Ltd. (Property development) ......................................          757,000             1,155,351

    The accompanying notes are an integral part of the financial statements.


                      11-SCUDDER PACIFIC OPPORTUNITIES FUND

                                                                                                                     Market
                                                                                               Shares               Value ($)
------------------------------------------------------------------------------------------------------------------------------
Guoco Group Ltd. (Investment holding company) .........................................          711,000             1,540,354
HSBC Holdings Ltd. (Bank holding company) .............................................          146,190             3,299,509
Hutchison Whampoa, Ltd. (Container terminal and real estate company) ..................          526,000             3,656,794
Kerry Properties, Ltd. (Real estate company) ..........................................        1,582,888             3,275,717
Li & Fung Ltd. (Investment holding company, engaged in export trading) ................        1,386,000             1,389,316
Liu Chong Hing Bank Ltd. (Commercial bank) ............................................          333,000               439,320
New World Development Co., Ltd. (Property investment and development,
  construction and engineering, hotels and restaurants, telecommunications) ...........        1,090,000             3,834,702
Sino Land Co. Warrants ................................................................          800,000                 1,035
Sino Land Co. Warrants (b) ............................................................       36,400,000                     0
Television Broadcasts, Ltd. (Television broadcasting) .................................        1,878,000             5,222,399
Zhejiang Expressway Co., Ltd. (Road construction and management)* .....................        8,334,000             1,606,116
                                                                                                                 -------------
                                                                                                                    34,602,888
                                                                                                                 -------------
India 3.8%
Bajaj Auto (GDR) (Maker of two and three wheel vehicles) ..............................           10,705               190,550
Crompton Greaves Ltd. (GDR) (Manufacturer of electrical equipment) ....................          922,689             1,891,512
HDFC Bank Ltd. (Corporate banking and financial services) .............................          683,000             1,525,832
State Bank of India (GDR) (Bank) ......................................................           91,300             1,679,920
                                                                                                                 -------------
                                                                                                                     5,287,814
                                                                                                                 -------------
Indonesia 9.2%
Asia Pacific Resources International Holdings Ltd. (Manufacturer of rayon
  fiber for Asian textile markets, owner of world's leading paper pulp mill)* .........        1,011,850             3,984,159
Astra International Inc. (Foreign registered) (Distributor of automobiles,
  motorcycles and related spare parts) ................................................        3,923,000             2,910,964
Gudang Garam (Foreign registered) (Cigarette producer) ................................        1,078,000             3,050,097
Gulf Indonesia Resources Ltd. (Independent oil and gas producer)* .....................           36,300               762,300
Indorama Synthetics (Foreign registered) (Producer of polyester fiber, yarn
  and fabric) .........................................................................        3,715,300             2,241,547
                                                                                                                 -------------
                                                                                                                    12,949,067
                                                                                                                 -------------
Korea 0.0%
Hyundai Engineering & Construction Co. (Leading general contractor) ...................            1,320                19,561
                                                                                                                 -------------
Malaysia 4.1%
Berjaya Sports Toto Berhad (Operator of betting pool, property developer) .............           50,000               136,493
KFC Holdings (Malaysia) Berhad (Operator of fast-food restaurants) ....................          400,000               803,960
Malakoff Berhad (Cultivation and processing of natural rubber, oil palm and
  cocoa) ..............................................................................          280,000               671,966
Malaysia Assurance Alliance Berhad (Multiline insurance company) ......................          105,100               189,171
Malaysian Resources Corp. (Property development and investment) .......................          437,000               259,565
Oriental Holdings Berhad (Investment holding company) .................................          510,720             1,041,817

    The accompanying notes are an integral part of the financial statements.


                      12-SCUDDER PACIFIC OPPORTUNITIES FUND

                                                                                                                     Market
                                                                                               Shares               Value ($)
------------------------------------------------------------------------------------------------------------------------------
PPB Oil Palms Berhad (Refiner and marketer of palm oils and related products)* ........           12,000                11,879
Tenaga Nasional Berhad (Electric power generator and distributor) .....................          137,000               295,905
United Plantations Berhad (Cultivation and processing of oil palm, copra and
  cocoa) ..............................................................................        1,650,000             2,276,886
                                                                                                                 -------------
                                                                                                                     5,687,642
                                                                                                                 -------------
New Zealand 6.3%
Air New Zealand Ltd. "B" (Scheduled commercial airline) ...............................          831,200             1,759,658
Fletcher Challenge Building Corp. (Commercial, industrial and residential
  construction) .......................................................................        1,125,700             3,399,447
Fletcher Challenge Energy Ltd. (Oil and gas exploration and development) ..............          179,500               807,894
Fletcher Challenge Energy Ltd. ........................................................          644,500             2,889,345
                                                                                                                 -------------
                                                                                                                     8,856,344
                                                                                                                 -------------
Philippines 2.3%
Aboitiz Equity Ventures Inc. (Conglomerate: electricity, infrastructure,
  shipbuilding)* ......................................................................       13,309,270               435,508
First Philippine Holdings Corp. "B" (Holding company involved in electric power
  distribution, construction services and passenger bus transportation) ...............        1,292,550             1,075,606
International Container Terminal Services, Inc. (Containerized cargo handling
  firm)* ..............................................................................        6,860,300             1,354,643
Petron Corp. (Refiner and marketer of petroleum products) .............................        3,379,200               357,461
                                                                                                                 -------------
                                                                                                                     3,223,218
                                                                                                                 -------------
Singapore 0.0%
Oversea-Chinese Banking Corp., Ltd. (Foreign registered) (Provider of banking
  and financial services) .............................................................              600                 3,333
                                                                                                                 -------------
Taiwan 17.7%
ASE Test Ltd. (Testing services to semiconductor manufacturers)* ......................           60,200             3,295,950
Acer Peripherals Inc. (Developer of computer peripherals and communication
  products) (b) .......................................................................        1,656,034             3,210,405
Asustek Computer Inc. (Manufacturer of computer mainboards, audio/video cards
  and network cards)* .................................................................          357,300             4,479,237
China Development Corp. (Leading venture capital firm and investment bank) ............        1,113,125             3,146,961
Chung Hwa Pulp Corp. (Manufacturer of pulp and paper) .................................           94,500                51,906
Compeq Manufacturing Co., Ltd. (Manufacturer of multi-layer double-sided printed
  circuit boards) .....................................................................          139,000               669,176
Delta Electronic Industrial (Manufacturer of power supply equipment) ..................            6,600                21,005
Delta Electronics, Inc. (Manufacturer of power supply equipment and monitors) (b) .....        1,459,256             5,374,966
Far East Textile Ltd. (Manufacturer of natural and synthetic textile products) ........          744,500               697,593
Hon Hai Precision Industry Co., Ltd. (Manufacturer of electronic connectors,
  cable assemblies and memory chips)* .................................................          129,000               546,010
Pacific Construction Co. (Land development and public works construction)* ............        2,915,900             1,818,316
Synnex Technology International Corp. (GDR) (Retailer of personal computers and
  peripherals)* .......................................................................           87,400             1,525,130
                                                                                                                 -------------
                                                                                                                    24,836,655
                                                                                                                 -------------

    The accompanying notes are an integral part of the financial statements.


                      13-SCUDDER PACIFIC OPPORTUNITIES FUND

                                                                                                                     Market
                                                                                               Shares               Value ($)
------------------------------------------------------------------------------------------------------------------------------
United States 2.1%
Freeport McMoRan Copper & Gold, Inc. "A" (U.S. company mining in Indonesia) ...........          125,500             2,894,345
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $136,834,455)                                                                            114,857,470
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio - 100.0% (Cost $162,598,182) (a)                                                        140,125,303
------------------------------------------------------------------------------------------------------------------------------

  (a) The cost for federal income tax purposes was $164,850,995. At October 31, 1997, net unrealized depreciation for all securities based on tax cost was $24,725,692. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,745,378 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $30,471,070

  (b) Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $8,585,371 (5.83% of net assets). Their values have been estimated by the Board of Directors in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at October 31, 1997 aggregated $9,926,725. These securities may also have certain restrictions as to resale.

  (c) Principal amount stated in U.S. dollars unless otherwise noted.

    * Non-income producing security

      Currency Abbreviations
      MYR      Malaysian Ringgits

    The accompanying notes are an integral part of the financial statements.


                      14-SCUDDER PACIFIC OPPORTUNITIES FUND

                              Financial Statements

                       Statement of Assets and Liabilities
                             as of October 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $162,598,182) ................     $ 140,125,303
                 Cash .................................................................           804,363
                 Foreign currency holdings, at market (identified cost $6,321,995) ....         6,032,849
                 Receivables for investments sold .....................................           610,430
                 Dividends and interest receivable ....................................           329,569
                 Receivables for Fund shares sold .....................................         4,479,477
                 Foreign taxes recoverable ............................................            20,929
                 Deferred organization expense ........................................             1,141
                 Other assets .........................................................             5,141
                                                                                            ----------------
                 Total assets .........................................................       152,409,202
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ....................................         4,431,272
                 Payable for Fund shares redeemed .....................................           182,258
                 Accrued management fee ...............................................           156,290
                 Other payables and accrued expenses ..................................           362,690
                                                                                            ----------------
                 Total liabilities ....................................................         5,132,510
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 147,276,692
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income ..................................         2,615,133
                 Unrealized depreciation on:
                    Investments .......................................................       (22,472,879)
                    Foreign currency related transactions .............................          (298,947)
                 Accumulated net realized loss ........................................       (18,499,064)
                 Paid-in capital ......................................................       185,932,449
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 147,276,692
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                    ($147,276,692 / 12,936,930 shares of capital stock                      ----------------
                    outstanding, $.01 par value, 100,000,000 shares authorized) .......            $11.38
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                      15-SCUDDER PACIFIC OPPORTUNITIES FUND

                             Statement of Operations
                           year ended October 31, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Dividends (net of foreign taxes withheld of $414,679) ................     $   3,696,247
                 Interest (net of foreign taxes withheld of $2,011) ...................         1,227,337
                                                                                            -----------------
                                                                                                4,923,584
                                                                                            -----------------
                 Expenses:
                 Management fee .......................................................         3,147,986
                 Services to shareholders .............................................         1,256,944
                 Custodian and accounting fees ........................................           728,892
                 Directors' fees and expenses .........................................            63,485
                 Reports to shareholders ..............................................           113,001
                 Auditing .............................................................            91,303
                 Registration fees ....................................................            68,864
                 Legal ................................................................            15,259
                 Amortization of organization expenses ................................            11,626
                 Other ................................................................            52,698
                                                                                            -----------------
                                                                                                5,550,058
                ---------------------------------------------------------------------------------------------
                 Net investment loss                                                             (626,474)
                ---------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments ..........................................................        (1,244,368)
                 Foreign currency related transactions ................................          (548,236)
                                                                                            -----------------
                                                                                               (1,792,604)
                                                                                            -----------------
                 Net unrealized appreciation (depreciation) during the period on:
                 Investments ..........................................................       (49,447,513)
                 Foreign currency related transactions ................................          (358,542)
                                                                                            -----------------
                                                                                              (49,806,055)
                ---------------------------------------------------------------------------------------------
                 Net loss on investment transactions                                          (51,598,659)
                ---------------------------------------------------------------------------------------------

                ---------------------------------------------------------------------------------------------
                 Net decrease in net assets resulting from operations                       $ (52,225,133)
                ---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                      16-SCUDDER PACIFIC OPPORTUNITIES FUND

                       Statements of Changes in Net Assets

                                                                                        Years Ended October 31,
Increase (Decrease) in Net Assets                                                        1997            1996
-----------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income (loss) ...................................    $   (626,474)   $    460,669
                 Net realized gain (loss) from investment transactions ..........      (1,792,604)      2,141,153
                 Net unrealized appreciation (depreciation) on investment
                    transactions during the period ..............................     (49,806,055)      9,929,700
                                                                                     --------------  --------------
                 Net increase (decrease) in net assets resulting from
                    operations ..................................................     (52,225,133)     12,531,522
                                                                                     --------------  --------------
                 Distributions to shareholders from net investment income .......        (208,281)     (2,376,933)
                                                                                     --------------  --------------
                 Fund share transactions:
                 Proceeds from shares sold ......................................     389,468,297     339,049,361
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ...............................         183,112       2,101,548
                 Cost of shares redeemed ........................................    (519,332,843)   (405,479,114)
                                                                                     --------------  --------------
                 Net decrease in net assets from Fund share transactions ........    (129,681,434)    (64,328,205)
                                                                                     --------------  --------------
                 Decrease in net assets .........................................    (182,114,848)    (54,173,616)
                 Net assets at beginning of period ..............................     329,391,540     383,565,156
                 Net assets at end of period (including undistributed net            --------------  --------------
                    investment income of $2,615,133, and $33,023, respectively) .    $147,276,692    $329,391,540
                                                                                     --------------  --------------
Other Information
-----------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ......................      20,682,798      24,595,415
                                                                                     --------------  --------------
                 Shares sold                                                           24,241,782      20,929,794
                 Shares issued to shareholders in reinvestment of
                    distributions ...............................................          10,985         133,516
                 Shares redeemed ................................................     (31,998,635)    (24,975,927)
                                                                                     --------------  --------------
                 Net decrease in Fund shares ....................................      (7,745,868)     (3,912,617)
                                                                                     --------------  --------------
                 Shares outstanding at end of period ............................      12,936,930      20,682,798
                                                                                     --------------  --------------

    The accompanying notes are an integral part of the financial statements.


                      17-SCUDDER PACIFIC OPPORTUNITIES FUND

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                         For the Period
                                                                                                          December 8,
                                                                                                              1992
                                                                                                         (commencement
                                                                                                       of operations) to
                                                             Years Ended October 31,                      October 31,
                                             1997(a)         1996(a)          1995          1994              1993
--------------------------------------------------------------------------------------------------------------------------
                                             -----------------------------------------------------------------------------
Net asset value, beginning of period .....   $15.93          $15.59          $17.57        $16.21            $12.00
                                             -----------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss) .............     (.04)            .02             .10           .04               .04
Net realized and unrealized gain
   (loss) on investment transactions .....    (4.50)            .42           (1.98)         1.41              4.17
                                             -----------------------------------------------------------------------------
Total from investment operations .........    (4.54)            .44           (1.88)         1.45              4.21
                                             -----------------------------------------------------------------------------
Less distributions from:
Net investment income ....................     (.01)           (.10)           (.10)         (.08)               --
Net realized gains on investment
   transactions ..........................       --              --              --          (.01)               --
                                             -----------------------------------------------------------------------------
Total distributions ......................     (.01)           (.10)           (.10)         (.09)               --
                                             -----------------------------------------------------------------------------

                                             -----------------------------------------------------------------------------
Net asset value, end of period ...........   $11.38          $15.93          $15.59        $17.57            $16.21
--------------------------------------------------------------------------------------------------------------------------
Total Return (%) .........................   (28.52)            2.76         (10.73)         8.97             35.08**
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ..........................      147             329             384           499               270
Ratio of operating expenses, net to
   average daily net assets (%) ..........     1.94            1.75            1.74          1.81              1.75*
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) ..................     1.94            1.75            1.74          1.81              2.90*
Ratio of net investment income
   (loss) to average daily net
   assets (%) ............................     (.22)            .12             .65           .28              1.41*
Portfolio turnover rate (%) ..............     97.2            95.4            64.0          38.5               9.9*
Average commission rate paid (b) .........   $.0094          $.0148              --            --                --

(a) Based on monthly average shares outstanding during the period.
(b) Average commission rate paid per share of common and preferred stocks is calculated for periods ending on or after October 31, 1996.
*   Annualized
**  Not annualized


                      18-SCUDDER PACIFIC OPPORTUNITIES FUND

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Pacific Opportunities Fund (the "Fund") is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities other than money market securities are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.


                      19-SCUDDER PACIFIC OPPORTUNITIES FUND

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

(ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes, and no federal income tax provision was required.

At October 31, 1997, the Fund had a net tax basis capital loss carryforward of approximately $17,198,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2003 ($12,714,000), and October 31, 2005 ($4,484,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Distributions of net investment income are made annually. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in passive foreign investment companies and investments in certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

Other. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for both tax and financial reporting purposes. Interest income is recorded on the accrual basis.


                      20-SCUDDER PACIFIC OPPORTUNITIES FUND

                      B. Purchases and Sales of Securities

For the year ended October 31, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $254,871,803 and $399,103,521, respectively.

                               C. Related Parties

Under the Investment Management Agreement (the "Management Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 1.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended October 31, 1997, the fee pursuant to the Agreement amounted to $3,147,986 of which $156,290 is unpaid at October 31, 1997.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close by the end of the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1997, the amount charged to the Fund by SSC aggregated $1,057,225, of which $69,912 is unpaid at October 31, 1997.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans for the Fund. For the year ended October 31, 1997, the amount charged to the Fund by STC aggregated $56,892, of which $3,816 is unpaid at October 31, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended October 31, 1997, the amount charged to the Fund by SFAC aggregated $192,884, of which $27,593 is unpaid at October 31, 1997.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. For the period ended October 31, 1997, the Special Servicing Agreement expense charged to the Fund amounted to $7,723.


                      21-SCUDDER PACIFIC OPPORTUNITIES FUND

The Fund pays each Director not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended October 31, 1997, Directors' fees and expenses aggregated $63,485.

                        D. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

                               E. Lines of Credit

The Fund and several affiliated Funds (the "Participants") share in a $500 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement. In addition, the Fund also maintains an uncommitted line of credit.


                      22-SCUDDER PACIFIC OPPORTUNITIES FUND

                        Report of Independent Accountants

To the Board of Directors of Scudder International Fund, Inc. and to the Shareholders of Scudder Pacific Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Pacific Opportunities Fund, including the investment portfolio, as of October 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and for the period December 8, 1992 (commencement of operations) to October 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Pacific Opportunities Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and for the period December 8, 1992 (commencement of operations) to October 31, 1993, in conformity with generally accepted accounting principles.


Boston, Massachusetts                                  COOPERS & LYBRAND L.L.P.
December 8, 1997


                      23-SCUDDER PACIFIC OPPORTUNITIES FUND

                                 Tax Information

The Fund paid foreign taxes of $416,690 and the Fund recognized $1,863,003 of foreign source income during the taxable year ended October 31, 1997. Pursuant to section 853 of the Internal Revenue Code, the Fund designates $.0322 per share of foreign taxes and $.145 of income from foreign sources as having been paid in the taxable year ended October 31, 1997.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Service Representative at 1-800-225-5163.


                      24-SCUDDER PACIFIC OPPORTUNITIES FUND

                           Stockholder Meeting Results

A Special Meeting of Stockholders (the "Meeting") of Scudder Pacific Opportunities Fund (the "Fund") was held on October 27, 1997, at the offices of Scudder, Stevens & Clark, Inc., 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. At the Meeting, as adjourned and reconvened, the following matters were voted upon by the stockholders (the resulting votes for each matter are presented below). With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide stockholders with an additional opportunity to return their proxies. The date of the reconvened meeting at which the matters were decided is noted after the proposed matter.


1.    To elect Directors.
                                                       Number of Votes:
                                                       ----------------
                     Director                     For                 Withheld
                     --------                     ---                 --------
        Paul Bancroft III                      7,708,191              446,349

        Sheryle J. Bolton                      7,779,244              375,296

        William T. Burgin                      7,780,619              373,921

        Thomas J. Devine                       7,778,545              375,995

        Keith R. Fox                           7,713,522              441,018

        William H. Gleysteen, Jr.              7,703,922              450,618

        William H. Luers                       7,777,307              377,233

        Wilson Nolen                           7,772,987              381,553

        Daniel Pierce                          7,779,240              375,300

        Kathryn L. Quirk                       7,694,131              460,409


2. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------
         For              Against            Abstain         Broker Non-Votes*
         ---              -------            -------         -----------------
      7,626,875           315,729            211,936              643,763


3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise. (Approved on December 2, 1997.)


                                Number of Votes:
                                ----------------
         For              Against            Abstain         Broker Non-Votes*
         ---              -------            -------         -----------------
      7,388,060           652,763            365,392               673,196


                      25-SCUDDER PACIFIC OPPORTUNITIES FUND

4. To approve the revision of certain fundamental investment policies.

                                Number of Votes:
                                ----------------
     Fundamental Policies                 For             Against          Abstain       Broker Non-Votes*
     --------------------                 ---             -------          -------       -----------------
   4.1  Diversification                6,704,710          499,405          306,662           643,763

   4.2  Borrowing                      6,664,006          539,149          307,622           643,763

   4.3  Senior securities              6,696,547          507,877          306,353           643,763

   4.4  Purchase of commodities        6,700,919          503,683          306,175           643,763

   4.5  Concentration                  6,691,994          508,772          310,011           643,763

   4.6  Underwriting of securities     6,702,170          502,020          306,587           643,763

   4.7  Investment in real estate      6,712,281          495,881          302,615           643,763

   4.8  Lending                        6,698,965          450,945          360,867           643,763


5. To ratify the selection of Coopers & Lybrand L.L.P. as the Fund's independent accountants.
                                Number of Votes:
                                ----------------
          For                      Against                    Abstain
          ---                      -------                    -------
       7,774,028                   136,387                    244,125


* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                      26-SCUDDER PACIFIC OPPORTUNITIES FUND

                                    This Page
                                  intentionally
                                   left blank.




                      27-SCUDDER PACIFIC OPPORTUNITIES FUND

                             Officers and Directors


Daniel Pierce*
Chairman of the Board and Director

Paul Bancroft III
Director; Venture Capitalist and Consultant

Sheryle J. Bolton
Director; Chief Executive Officer, Scientific Learning Corporation

William T. Burgin
Director; General Partner, Bessemer Venture Partners

Thomas J. Devine
Director; Consultant

Keith R. Fox
Director; President, Exeter Capital Management Corporation

William H. Gleysteen, Jr.
Director; Consultant; Guest Scholar, Brookings Institute

William H. Luers
Director; President, The Metropolitan Museum of Art

Wilson Nolen
Director; Consultant

Kathryn L. Quirk*
Director, Vice President and Assistant Secretary

Robert W. Lear
Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Robert G. Stone, Jr.
Honorary Director; Chairman Emeritus and Director, Kirby Corporation

Elizabeth J. Allan*
Vice President

Joyce E. Cornell*
Vice President

Richard W. Desmond*
Assistant Secretary

Carol L. Franklin*
Vice President

Edmund B. Games, Jr.*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

David S. Lee*
Vice President and Assistant Treasurer

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

*Scudder, Stevens & Clark, Inc.

                      28-SCUDDER PACIFIC OPPORTUNITIES FUND

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                      29-SCUDDER PACIFIC OPPORTUNITIES FUND

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                      30-SCUDDER PACIFIC OPPORTUNITIES FUND


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                      31-SCUDDER PACIFIC OPPORTUNITIES FUND

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

Scudder
Greater Europe
Growth Fund

Annual Report
October 31, 1997

Pure No-Load(TM) Funds

For investors seeking long-term growth of capital through investment primarily in the equity securities of European companies.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER                    (logo)

                                    In Brief

o Scudder Greater Europe Growth Fund provided a strong total return of 24.47% for the fiscal year ended October 31, 1997. For the three-year period ended October 31, 1997, the Fund was ranked second out of 37 European Region funds tracked by Lipper Analytical Services, with an average annual return of 21.46% versus 16.04% over the same period for the Lipper average. Moreover, the only fund in the Lipper peer group to outperform Scudder Greater Europe Growth Fund over the period was a fund that focuses its investments in a single country (the Netherlands), rather than a broad-based regional vehicle such as your Fund.

o Recent stock market performance has been led by the "peripheral" markets of Spain, Portugal, and Italy, where interest rates continued to converge towards the lower rates of "core" European countries Germany and France.

o Morningstar assigned the Fund an overall rating of 5-stars (out of five stars) for its risk-adjusted performance among 637 international equity funds as of October 31, 1997^1.


^1 Source: Morningstar. Ratings are subject to change monthly and are calculated from the Fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects Fund performance below 90-day T-bill returns. The Fund received a 5-star rating for the three-year period among 637 international equity funds. In an investment category, the top 10% of funds receive 5 stars and the next 22.5% receive 4 stars. Past performance is no guarantee of future results.


                                Table of Contents

   3  Letter from the Fund's Chairman     21  Notes to Financial Statements
   4  Performance Update                  25  Report of Independent Accountants
   5  Portfolio Summary                   26  Tax Information
   6  Portfolio Management Discussion     26  Officers and Directors
  10  Glossary of Investment Terms        27  Stockholder Meeting Results
  12  Investment Portfolio                29  Investment Products and Services
  17  Financial Statements                30  Scudder Solutions
  20  Financial Highlights


                     2 - Scudder Greater Europe Growth Fund

                         Letter from the Fund's Chairman

Dear Shareholders,

     We are pleased to present the annual report for Scudder Greater Europe Growth Fund, covering the 12-month period ended October 31, 1997.

     As detailed in the management discussion that follows, the Fund provided a strong total return for the period of 24.47%. Moreover, Scudder Greater Europe Growth Fund recently attained its three-year anniversary, and the Fund has received strong ratings for long-term performance versus its peers, including a five-star rating from Morningstar (please see In Brief on page 2 for more details).

     Many governments in Europe are exercising fiscal discipline in preparation for the region's monetary union, scheduled for the beginning of 1999. In addition, the economies and corporate sectors of Europe are at varying stages in the process of reform and restructuring, providing a range of opportunities to invest for growth. We believe your Fund is well-positioned to capitalize on the economic changes sweeping across Europe, and thank you for your continued investment in Scudder Greater Europe Growth Fund.

     Recent volatility in world stock markets has highlighted the importance of maintaining a diversified investment portfolio. As an investor in Scudder Greater Europe Growth Fund, you already know that a well-rounded investment program should include international stocks, in addition to domestic equity, fixed-income, and cash holdings. For most investors, a properly diversified portfolio combined with a long-term perspective based on one's financial objectives has proven the best approach.

     If you have any questions regarding Scudder Greater Europe Growth Fund or any other Scudder fund, please do not hesitate to call Investor Relations at 1-800-225-2470.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     Chairman,
     Scudder Greater Europe Growth Fund

                     3 - Scudder Greater Europe Growth Fund

PERFORMANCE UPDATE as of October 31, 1997
----------------------------------------------------------------
FUND INDEX COMPARISONS
----------------------------------------------------------------

                            Total Return
Period           Growth    --------------
Ended              of                Average
10/31/97        $10,000   Cumulative  Annual
---------------------------------------------
SCUDDER GREATER EUROPE GROWTH FUND
TICKER SYMBOL:    SCGEX
---------------------------------------------
1 Year          $ 12,447    24.47%     24.47%
Life of Fund*   $ 18,186    81.86%     21.58%
---------------------------------------------
MORGAN STANLEY CAPITAL INTERNATIONAL
(MSCI) EUROPE INDEX
---------------------------------------------
1 Year          $ 12,599     25.99%    25.99%
Life of Fund*   $ 16,754     67.54%    18.75%
---------------------------------------------
*The Fund commenced operations on October 10, 1994.
 Index comparisons begin October 31, 1994.

----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
----------------------------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Scudder Greater Europe Growth Fund
Year            Amount
----------------------
10/94*         $10,000
4/95           $10,371
10/95          $11,506
4/96           $12,981
10/96          $14,395
4/97           $15,767
10/97          $17,917

Morgan Stanley Capital International
(MSCI) Europe Index
Year            Amount
----------------------
10/94*         $10,000
4/95           $10,597
10/95          $11,321
4/96           $12,288
10/96          $13,299
4/97           $14,863
10/97          $16,754

The Morgan Stanley Capital International (MSCI) Europe Index is an unmanaged capitalization-weighted measure of 14 stock markets in Europe. Index returns assume dividends reinvested net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses.

----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED OCTOBER 31

                               1994*       1995        1996        1997
                             ---------------------------------------------
NET ASSET VALUE.........     $12.18      $13.99      $17.20      $21.17
INCOME DIVIDENDS........     $   --      $  .02      $  .11         .06
CAPITAL GAINS
DISTRIBUTIONS...........     $   --      $   --      $  .14         .14
FUND TOTAL RETURN (%)...       1.50       15.06       25.11       24.47
INDEX TOTAL RETURN (%)..         --       13.21       17.47       25.99

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total returns for the one year and life of Fund periods would have been lower.

                     4 - Scudder Greater Europe Growth Fund

PORTFOLIO SUMMARY as of October 31, 1997
---------------------------------------------------------------------------
GEOGRAPHICAL
(Excludes 0.3% Cash Equivalents)
---------------------------------------------------------------------------
United Kingdom                     24%
France                             20%
Germany                            12%
Switzerland                         9%
Italy                               8%
Portugal                            6%
Netherlands                         6%
Finland                             5%
Spain                               4%
Other                               6%
--------------------------------------
                                  100%
--------------------------------------
More than half of the Fund's equity
holdings are in the large markets of
the UK, France and Germany.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
SECTORS
(Excludes 0.3% Cash Equivalents)
--------------------------------------------------------------------------
Financial                          29%
Manufacturing                      13%
Service Industries                  9%
Health                              8%
Durables                            7%
Technology                          7%
Consumer Discretionary              5%
Energy                              5%
Communications                      4%
Other                              13%
--------------------------------------
                                  100%
--------------------------------------
The European financial sector's ongoing
consolidation in preparation for EMU
presents a number of opportunities.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
(19% of Portfolio)
--------------------------------------------------------------------------
1.   MISYS PLC
     Software and hardware computer solutions, support and data services for various industries
2.   AVIS EUROPE PLC
     Car rental services
3.   DASSAULT SYSTEMES S.A.
     Computer aided design, manufacturing and engineering software products
4.   SKANDIA FOERSAEKRINGS AB
     Financial conglomerate
5.   NOVARTIS AG
     Pharmaceutical company
6.   ACCOR SA
     Catering, hotels, travel services
7.   ASSURANCES GENERALES DE FRANCE
     Health, life, fire, accident and special risk insurance
8.   ASSICURAZIONI GENERALI SPA
     Life and property insurance company
9.   BARCLAYS PLC
     Commercial and investment banking,
     insurance and other financial services
10.  PHILIPS ELECTRONICS NV
     Leading manufacturer of electrical equipment

Top holdings include major financial
companies and business software
developers.

For more complete details about the Fund's investment portfolio, see page 12. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                     5 -- Scudder Greater Europe Growth Fund

                         Portfolio Management Discussion
Dear Shareholders,

Scudder Greater Europe Growth Fund provided a total return of 24.47% for the fiscal year ended October 31, 1997. While the Fund's return slightly lagged the MSCI Europe Index return of 25.99% for the 12 months under review, Scudder Greater Europe Growth Fund ranked in the top third of European regional funds for the period. Moreover, the Fund held up well during the last quarter's weakness, which saw European markets lose ground as concerns over the difficulties of Asian markets infected global equity markets. The MSCI index of European markets fell 1.65% for the quarter ending October 31, 1997, while the Fund managed to post a positive return of 0.38% for the period.

                             Review: Smaller Markets
                                Lead Performance

Favorable interest rates, a strong U.S. dollar (which helps the competitiveness of European exporters) and rising corporate earnings underpinned the upward move of European equities over the last 12 months. Stock market performance was led by the "peripheral" markets of Spain, Portugal, and Italy, where interest rates continued to converge toward the lower rates of "core" European countries Germany and France. The southern countries benefited from the growing conviction that they would participate in the first wave of European Monetary Union (EMU) set to begin on January 1, 1999. Both Spain and Portugal have put their fiscal houses in order and will comfortably meet the Maastricht criteria. Italy is facing more of a struggle with budget issues, but has demonstrated broad-based commitment to joining EMU in the first round. All three of these southern European countries continued to move ahead in the privatization process with great success this year, as domestic investors showed high enthusiasm, oversubscribing many of the issues on offer. The Fund's longer term privatization holdings of Telefonica de Espana, Portugal Telecom, and Telecom Italia turned in outstanding performances ranging from 36% to 95% (in U.S. dollar terms). The Fund's more recent participations in new offerings Aeroporti di Roma and EDP have also outperformed the averages thus far.

At the northern periphery of Europe, Finland stood out in performance this year, jumping 47% in U.S. dollar terms. Nokia, the globally important manufacturer of cellular telecommunications equipment, accounted in large part for this rise, as it constitutes over 35% of the Finnish market and shot up some 90% over the period. The Fund has had a longstanding position in Nokia, and we took some profits in late October as its share price surged to new highs.

Two of the largest European markets, France and Germany, failed to keep pace with many of the smaller markets over the last twelve months. France, suffering from an unpopular government, fiscal restraint, high unemployment, and a general lack of confidence, was surprised by a snap election in late spring that resulted in a change of government with Socialist Lionel Jospin taking charge as Prime Minister. The new government did not justify the worst fears or fulfill the best hopes of investors. Public confidence rose and the economy began to pick up, as Prime Minister Jospin confirmed his support of the euro and allowed

                     6 - Scudder Greater Europe Growth Fund
some privatizations to proceed. However, the Socialists disappointed the markets with an increase in corporate taxation and a program to shorten the work week to 35 hours. Despite the difficult market background, a number of the Fund's best performing stocks over the last year were French, including Cap Gemini (+63%), Rhone Poulenc (+49%) and Total (+42%).

The German market was buoyant earlier in the year, with the DAX index hitting new highs in July, propelled by a rising U.S. dollar, merger activity, corporate restructurings, and the prospect of structural economic reform. But as the year progressed, two critical elements of structural change required in Germany -- pension and tax reform -- stalled in the legislature. In addition, still rising unemployment and falling tax receipts have hindered Germany's efforts to meet the Maastricht criteria. Against this discouraging background, the German equity market began to lose steam. The spreading financial problems of the Asian and other emerging markets coupled with the retreat of the U.S. dollar aroused further fears and the German market tumbled nearly 10% in the last quarter.

The Fund suffered limited damage from Germany's decline, having cut back to an underweighted position in that country. But Volkswagen, a highly profitable holding for the Fund, fell sharply during this last quarter due to concerns over the company's exposure to the Brazilian markets and the company's proposed equity rights issue. A bright spot was SAP, the software company and long established Fund holding, which managed to rise by 20% even in the last quarter, contributing to a return of 121% over the last twelve months.

                Strengthening Economies Support European Equities

There are a number of encouraging factors shaping the European investment environment as we look toward 1998. Economic indicators are strengthening, with growth broadening from the smaller peripheral economies and the United Kingdom to the large, lagging economies of France, Italy and Germany. Business and consumer confidence is on the rise. European export growth has been robust for some time, but domestic demand is also picking up as unemployment is stabilizing and fiscal policies are turning more accommodative. Recent concerns that developments in Asia may cut off the European economic upturn appear overblown at this stage. On an overall basis, Europe's direct exposure is limited, as exports to Asia account for less than 7% of the region's GDP. With stronger domestic economies supported by benign fiscal and monetary policies, Europe should be able to withstand a limited decline in external demand. It is the linkage with the U.S. which is most sensitive. If the U.S. dollar weakens importantly or the U.S. economy grinds to a halt as a result of Asian events, Europe would be adversely impacted.

The next year will be a watershed with the move to EMU proceeding from the decision on participants in the spring of 1998 to implementation on January 1, 1999. It now appears that EMU will be broadly based with 11 members, including Spain, Portugal, and Italy. Greece will not make the criteria for the

                    7 - Scudder Greater Europe Growth Fund
first round, and Denmark and Sweden remain unwilling to participate. The U.K. government, under the new leadership of Tony Blair, has formally announced that Britain will not join before the next general election but will work to prepare for membership thereafter.

                      Portfolio Focus on Growth and Change

The Fund's strategy is focused on identifying companies in Europe poised for growth on the basis of effective positioning in new or growing markets, as well as companies restructuring or undergoing change in which a new focus consistent with public shareholder interests may enhance returns.

The sector weightings of the Fund reflect our focus on growth and change. Currently, finance is the largest industry weighting, accounting for nearly 30% of the portfolio. The European banking and insurance scene is undergoing tremendous change, as consolidation is pushed forward by the opportunity and threat of EMU, and the need to cut costs given increased competition and structurally declining margins. From a growth perspective, banking and insurance companies will serve burgeoning demand for savings and investment products from aging European populations faced with shrinking social welfare benefits. The consolidation of this industry is gathering pace. Three major European transactions in banking and insurance were announced in just a single day in October. The Fund profited from its holdings in four of the companies involved:
AGF (France), Generali (Italy), BAT (UK), and Merita (Finland). Earlier this year, Bayerische Vereinsbank, another Fund holding, merged with another German bank, creating scale and cost advantages.

Most of the Fund's holdings in the technology area are companies that are involved in rapidly growing segments and are in many cases global industry leaders. These include CAD/CAM provider Dassault Systemes (France), telecommunications companies Ericsson (Sweden) and Nokia (Finland), and software manufacturers SAP (Germany) and Misys (UK). The fund also holds positions in leading investment technology consultancy firms Cap Gemini (France) and Getronics (Netherlands), which are enjoying booming business as European industries face up to the dual challenges of the Euro and the millennium.

                              Positive Outlook for
                                European Equities

We remain optimistic about the prospects for European equity markets. Corporate earnings have been expanding at an impressive rate, often exceeding expectations, and look set to record further strong increases next year. European economic growth is accelerating. Investment spending -- which has lagged in recent years -- is picking up. Still, there are concerns to monitor. The path to the Euro may not be a smooth one, and a substantial fall in the U.S. dollar or global deflationary impulses emanating from Asia may disturb markets. Nevertheless, there should be underlying support for healthy equity markets from the mergers and acquisition boom. In addition, the development of a more equity-oriented culture in Europe, with managements newly attuned to shareholder

                     8 - Scudder Greater Europe Growth Fund
interests and increasing numbers of Europeans interested in investing in equities, suggests a marketplace of increasing opportunities for all investors in Europe.

Sincerely,

Your Portfolio Management Team

/s/Carol L. Franklin          /s/Joan R. Gregory

Carol L. Franklin             Joan R. Gregory

/s/Nicholas Bratt

Nicholas Bratt

                             Scudder Greater Europe
                                  Growth Fund:
                          A Team Approach to Investing

  Scudder Greater Europe Growth Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

  Carol L. Franklin, Lead Portfolio Manager, sets Fund investment strategy and oversees its daily operation. Ms. Franklin joined Scudder in 1981 and has ten years of European research and investment management experience. Nicholas Bratt, Portfolio Manager, helps set the Fund's general investment strategies. Mr. Bratt has over 20 years of experience in worldwide investing and has been with Scudder since 1976. Joan R. Gregory, Portfolio Manager, focuses on stock selection, a role she has played since she joined Scudder in 1992. Ms. Gregory has been involved with investment in global and international stocks as an assistant portfolio manager since 1989.


                     9 - Scudder Greater Europe Growth Fund

                                       Glossary of Investment Terms


 CURRENCY EXCHANGE RATE      The price at which one country's currency can be
                             exchanged into another currency. When a country's currency rises relative to other currencies, this decreases the buying power of foreign purchasers of that country's goods and services and tends to hurt the earnings of companies that export; by contrast, a weak currency promotes exports. From the perspective of a U.S. investor in overseas securities, a weakening U.S. dollar adds to total returns, as assets denominated in foreign currencies then translate into more in dollar terms; a strengthening dollar relative to foreign currencies reduces returns to U.S. investors.

 DIVIDEND YIELD              With stocks, a company's payment out of earnings
                             to shareholders divided by its share price. For example, a stock that sells for $10 and pays annual dividends totaling $1 has a yield of 10%;
                             if the stock price goes up to $20, the yield would fall to 5%.

 EMU (EUROPEAN MONETARY      A proposed integration of European economies
 UNION)                      involving among other changes a move to a single
                             currency for member nations. To qualify for EMU membership, nations will be required to meet certain guidelines concerning total governmental debt and annual budget deficits, designed to ensure a strong common currency.

 FUNDAMENTAL RESEARCH        Analysis of companies based on the projected
                             impact of management, products, sales, and earnings on their balance sheets and income statements. Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements, rather than the financial results of the underlying company.

 GROWTH STOCK                Stock of a company that has displayed above
                             average earnings growth and is expected to continue to increase profits rapidly going forward. Stocks of such companies usually trade at higher multiples to earnings (see price/earnings ratio) and experience more price volatility than the market as a whole. Distinct from value stock.

 LIQUIDITY                   A stock that is liquid has enough shares
                             outstanding and a substantial enough market capitalization to allow large purchases and sales to occur without causing a significant move in its market price as a result.

                    10 - Scudder Greater Europe Growth Fund

 MARKET CAPITALIZATION       The value of a company's outstanding shares of
                             common stock, determined by the number of shares outstanding multiplied by the share price (shares x price = market capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalization.
                             "Large-cap" stocks tend to be more liquid.

 PRICE/EARNINGS RATIO        A widely used gauge of a stock's valuation, that
                             indicates what investors are paying for a company's earning power at the current stock price. May be based on a company's projected earnings for the coming 12 months. A higher
                             "earnings multiple" indicates higher expected earnings growth, along with greater risk of earnings disappointments.

 VALUE STOCK                 A company whose stock price does not fully reflect
                             its intrinsic value, as indicated by
                             price/earnings ratio, price/book value ratio, dividend yield, or some other valuation measure, relative to its industry or the market overall.
                             Value stocks tend to display less price volatility and may carry higher dividend yields. Distinct from growth stock.

 WEIGHTING (OVER/UNDER)      Refers to the allocation of assets -- usually in
                             terms of sectors, industries, or countries -- within a portfolio relative to the portfolio's benchmark index or investment universe.


(Sources: Scudder; Barron's Dictionary of Finance and Investment Terms)

                     11 - Scudder Greater Europe Growth Fund

            Investment Portfolio as of October 31, 1997

                                                                                                       Principal      Market
                                                                                                       Amount ($)   Value ($)
-----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 0.3%
-----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 10/31/97 at 5.7%, to be
  repurchased at $605,287 on 11/3/97, collateralized by a $615,000 U.S. Treasury                                   ---------
  Note, 5.875%, 10/31/98 (Cost $605,000) ...........................................................    605,000      605,000
                                                                                                                   ---------

                                                                                                        Shares
-----------------------------------------------------------------------------------------------------------------------------
Common Stocks 99.7%
-----------------------------------------------------------------------------------------------------------------------------
Austria 0.7%
Schoeller-Bleckmann Oilfield Equipment AG* (Manufacturer of components for oil and
  gas drilling equipment) ..........................................................................     11,000    1,300,944
                                                                                                                   ---------
Finland 4.9%
Merita Ltd. "B" (Financial services group) .........................................................    410,100    1,979,553
Metsa-Serla Oy "B" (Manufacturer of papers, corrugated and paper board, soft and
  hardwood pulp) ...................................................................................    172,000    1,511,044
Nokia AB Oy "A" (Leading manufacturer of telecommunications equipment and
  cellular telephones) .............................................................................     16,260    1,419,045
Pohjola Insurance Co., Ltd. "B" (Insurance company) ................................................     58,000    2,217,331
TT Tieto Oy "B" (Manufacturer of computer software) ................................................     19,000    2,127,742
                                                                                                                   ---------
                                                                                                                   9,254,715
                                                                                                                   ---------
France 19.7%
Accor SA (Catering, hotels, travel services) .......................................................     18,450    3,435,236
Alcatel Alsthom (Manufacturer of transportation, telecommunication and energy equipment) ...........     16,985    2,049,419
Altran Technologies, SA (Engineering and consulting services for aerospace, telecommunications
  and electronics fields) ..........................................................................      3,300      881,030
Assurances Generales de France* (Health, life, fire, accident and special risk insurance) ..........     59,000    3,104,321
Banque Nationale de Paris SA (CI) (Bank) ...........................................................     27,000    1,193,603
Cap Gemini Sogeti SA (Software consultants) ........................................................     29,635    2,353,024
Compagnie Financiere de Paribas (Finance and investment company) ...................................     18,000    1,307,190
Compagnie Generale des Eaux (Water utility) ........................................................     11,050    1,285,407
Compagnie Generale des Eaux Warrants ...............................................................     14,800        7,826
Comptoirs Modernes (Operator of supermarkets, grocery and department stores) .......................      2,830    1,285,416
Dassault Systemes S.A. (Computer aided design, manufacturing and engineering
  software products) ...............................................................................    130,400    3,910,926
Le Carbone-Lorraine (Manufacturer of industrial and technological systems and components) ..........      8,240    2,185,620


    The accompanying notes are an integral part of the financial statements.

                     12 - Scudder Greater Europe Growth Fund

                                                                                                                 Market
                                                                                                    Shares     Value ($)
-------------------------------------------------------------------------------------------------------------------------
Pinault-Printemps, SA (Distributor of consumer goods) ......................................         2,796     1,278,698
Rhone-Poulenc SA "A"* (Medical, agricultural and consumer chemicals) .......................        38,567     1,681,550
Schneider SA (Manufacturer of electronic components and automated manufacturing systems) ...        37,592     2,007,253
Scor SA (Property, casualty and life reinsurance company) ..................................        44,100     2,048,176
Societe Lyonnaise des Eaux SA (Water utility) ..............................................        13,100     1,360,361
Societe Nationale Elf Aquitaine (Petroleum company) ........................................        16,125     1,995,969
Synthelabo SA (Pharmaceutical and biomedical company) ......................................        11,200     1,318,389
Total SA "B" (International oil and gas exploration, development and production) ...........        18,323     2,032,977
                                                                                                              ----------
                                                                                                              36,722,391
                                                                                                              ----------
Germany 11.7%
Allianz AG (Multi-line insurance company) ..................................................         8,100     1,803,862
Bayerische Vereinsbank AG (Commercial bank) ................................................        30,600     1,774,633
Commerzbank AG (Worldwide multi-service bank) ..............................................        73,300     2,486,835
Deutsche Bank AG (Bank) ....................................................................        22,800     1,491,527
Dresdner Bank AG (Universal bank) ..........................................................        30,000     1,226,585
Fresenius AG (pfd.) (Manufacturer and distributor of pharmaceutical and medical
  systems products) ........................................................................         1,153       194,585
Fresenius AG (pfd.) ........................................................................        10,380     1,589,236
RWE AG (pfd.) (Producer and marketer of petroleum and chemical products) ...................        31,150     1,123,662
SAP AG (pfd.) (Computer software manufacturer) .............................................         7,450     2,218,625
SGL Carbon AG (Manufacturer of specialized graphite products) ..............................        13,600     1,908,717
Schering AG (Pharmaceutical and chemical producer) .........................................        14,150     1,371,261
Siemens AG (Leading electrical engineering and electronics company) ........................        23,000     1,415,241
VIAG AG (Provider of electrical power and natural gas services, aluminum products,
  chemicals, ceramics and glass) ...........................................................         2,100       974,917
Volkswagen AG (pfd.) (Manufacturer of automobiles) .........................................         5,385     2,442,191
                                                                                                              ----------
                                                                                                              22,021,877
                                                                                                              ----------
Hungary 0.6%
Graboplast Rt (Producer of home improvement materials, artificial leather and
  book bindings) ...........................................................................        20,500     1,105,632
                                                                                                              ----------
Ireland 1.5%
Bank of Ireland PLC (Bank) .................................................................       100,000     1,265,863
Irish Life PLC (Provider of life and disability insurance and pensions) ....................       294,718     1,550,777
                                                                                                              ----------
                                                                                                               2,816,640
                                                                                                              ----------
Italy 7.8%
Aeroporti di Roma SpA* (Management of Fiumicino and Ciampino airports) .....................       206,000     1,867,806
Alleanza Assicurazioni (Life insurance company) ............................................       155,000     1,333,082
Assicurazioni Generali SpA* (Life and property insurance company) ..........................       137,000     3,061,972


    The accompanying notes are an integral part of the financial statements.

                     13 - Scudder Greater Europe Growth Fund

                                                                                                                 Market
                                                                                                    Shares     Value ($)
-------------------------------------------------------------------------------------------------------------------------
Banca Popolare di Brescia (Cooperative bank) ...............................................       266,000     1,994,804
La Rinascente SpA (Department store chain) .................................................        77,000       570,623
La Rinascente SpA di Risparmio .............................................................       665,000     2,198,996
Saipem SpA (International contractor in oil and gas exploration and drilling, construction
  of refineries and pipelines) .............................................................       260,000     1,459,286
Telecom Italia SpA*(Telecommunications, electronics, network construction) .................       550,000     2,221,435
                                                                                                              ----------
                                                                                                              14,708,004
                                                                                                              ----------
Netherlands 5.9%
Akzo-Nobel NV (Chemical producer) ..........................................................        12,500     2,198,812
Getronics NV (Provider of computer installation and maintenance services) ..................        60,584     1,996,830
Koninklijke Nedlloyd Groep NV (Container shipping and transportation) ......................        54,000     1,602,118
Philips Electronics NV (Leading manufacturer of electrical equipment) ......................        36,130     2,823,817
Unilever NV (Producer of packaged consumer goods, food, detergent, personal care items) ....        28,480     1,511,279
Vedior NV CVA (Temporary employment services) ..............................................        41,808       857,743
                                                                                                              ----------
                                                                                                              10,990,599
                                                                                                              ----------
Poland 0.4%
Computerland Poland S.A.* (Provider of computer services and systems) ......................        44,356       789,117
                                                                                                              ----------
Portugal 5.7%
Banco Comercial Portugues (Commercial bank) ................................................        75,000     1,526,869
Cimentos de Portugal S.A. (Manufacturer of cement, ready mix concrete and aggregates) ......        85,000     2,150,981
Electricidade de Portugal* (Transmits and distributes electricity) .........................        96,500     1,695,678
Portugal Telecom SA (Telecommunication services) ...........................................        56,900     2,334,566
Semapa S.A. (Cement producer) ..............................................................        53,000     1,223,657
Telecel-Comunicacoes Pessoais, S.A.* (Cellular communication services) .....................        18,583     1,680,237
                                                                                                              ----------
                                                                                                              10,611,988
                                                                                                              ----------
Spain 4.0%
Banco Bilbao Vizcaya SA (Commercial bank) ..................................................        81,000     2,166,014
Compania Telefonica Nacional de Espana S.A. (Telecommunication services) ...................        67,000     1,828,487
Tabacalera, S.A. "A" (Manufactures, sells, imports and exports tobacco products) ...........        21,000     1,512,889
Telepizza, S.A.* (Operator of fast-food pizza restaurants in Spain, Portugal, Poland, Mexico
  and Chile) ...............................................................................        29,100     1,998,412
                                                                                                              ----------
                                                                                                               7,505,802
                                                                                                              ----------
Sweden 3.1%
L.M. Ericsson Telephone Co. "B" (ADR) (Leading manufacturer of cellular telephone equipment)        48,220     2,133,735
Skandia Foersaekrings AB (Free) (Financial conglomerate) ...................................        80,300     3,745,685
                                                                                                              ----------
                                                                                                               5,879,420
                                                                                                              ----------


    The accompanying notes are an integral part of the financial statements.

                     14 - Scudder Greater Europe Growth Fund

                                                                                                                 Market
                                                                                                    Shares     Value ($)
-------------------------------------------------------------------------------------------------------------------------
Switzerland 9.1%
Ciba Specialty Chemical (Registered)* (Manufacturer of chemical products for plastics, coatings,
  fibers and fabrics) ..........................................................................    10,237     1,004,845
Clariant AG (Registered) (Manufacturer of color chemicals) .....................................     2,683     2,062,815
Credit Suisse Group (Registered)* (Provider of bank services, management services and
  life insurance) ..............................................................................    17,835     2,511,389
Holderbank Financiere Glaris AG (Bearer) (Cement producer) .....................................       958       770,750
Novartis AG (Bearer) (Pharmaceutical company) ..................................................       938     1,478,515
Novartis AG (Registered) .......................................................................     1,345     2,105,643
Roche Holdings AG (PC) (Producer of drugs and medicines) .......................................       226     1,985,244
Schweizerische Lebensversicherungs und Rentenanstalt AG (Global life insurance company) ........     3,300     2,233,295
Swiss Bank Corp. (Registered) (Universal bank) .................................................     5,300     1,424,507
Union Bank of Switzerland (Bearer) (Universal bank) ............................................     1,350     1,553,541
                                                                                                              ----------
                                                                                                              17,130,544
                                                                                                              ----------
United Kingdom 23.8%
Avis Europe PLC (Car rental services) .......................................................... 1,665,000     4,162,123
B.A.T. Industries PLC (Tobacco, retailing, and financial services) .............................   114,000       997,410
BOC Group PLC (Producer of industrial gases) ...................................................   129,618     2,181,125
Barclays PLC (Commercial and investment banking, insurance and other financial services) .......   117,216     2,936,034
British Petroleum PLC (Major integrated world oil company) .....................................   137,040     2,014,030
Compass Group PLC (International catering group) ...............................................   172,400     1,822,184
General Electric Co., PLC (Manufacturer of power, communications and defense equipment
  and other various electrical components) .....................................................   332,000     2,120,765
Glaxo Wellcome PLC (Pharmaceutical company) ....................................................    81,218     1,730,495
Granada Group PLC (Television systems and broadcast, travel and leisure services, entertainment
  and theme park operator) .....................................................................   174,500     2,406,477
Lloyds TSB Group PLC (Banking and financial services) ..........................................   167,000     2,087,311
Misys (Jersey) Ltd. (Software and hardware computer solutions, support and data services for
  various industries) ..........................................................................    21,914       545,043
Misys PLC ......................................................................................   168,700     4,279,384
Next PLC (Retailer of clothing, accessories and fashion jewelry, also through home shopping) ...    94,000     1,119,697
Norwich Union PLC* (Multi-line insurance company) ..............................................   402,750     2,297,360
Pearson PLC (Diversified media and entertainment holding company) ..............................   167,000     2,157,355
PowerGen PLC (Electric utility) ................................................................   249,164     2,771,489
Royal & Sun Alliance Insurance Group PLC (Multi-line insurance holding company) ................   243,000     2,329,898
SmithKline Beecham PLC (Manufacturer of ethical drugs and healthcare products) .................   216,764     2,054,707
WPP Group PLC (Advertising agency) .............................................................   496,000     2,263,419


    The accompanying notes are an integral part of the financial statements.

                     15 - Scudder Greater Europe Growth Fund

                                                                                                         Market
                                                                                            Shares     Value ($)
-----------------------------------------------------------------------------------------------------------------
Zeneca Group PLC (Holding company, manufacturing and marketing of pharmaceutical and
  agrochemical products and specialty chemicals) ...................................        77,600      2,448,865
                                                                                                       ----------
                                                                                                       44,725,171
                                                                                                       ----------
United States 0.8%
Autoliv Inc. (Manufacturer of automobile safety bags) ..............................        39,700      1,565,669
-----------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $149,149,541)                                                               187,128,513
-----------------------------------------------------------------------------------------------------------------
                                                                                        Principal
                                                                                          Amount
-----------------------------------------------------------------------------------------------------------------
Purchased Options 0.0%
-----------------------------------------------------------------------------------------------------------------

France
                                                                                                       ----------
Put on French Francs, strike price FRF 6.32, expire 2/17/98 (Cost $670,950) ....   FRF 213,000,000         59,325
                                                                                                       ----------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $150,425,491) (a)                                          187,792,838
-----------------------------------------------------------------------------------------------------------------

*   Non-income producing security.

(a) The cost for federal income tax purposes was $150,461,277. At October 31, 1997, net unrealized appreciation for all securities based on tax cost was $37,331,561. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $39,459,214 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,127,653.

Transactions in written call options on currencies during the year ended October 31, 1997 were:

                                       Principal Amount       Premiums
                                            (000s)          Received ($)
                                  ----------------------------------------
 Outstanding at
     October 31, 1996 ...........    FRF             --             --
     Contracts written ..........    FRF        213,000        670,950
     Contracts closed ...........    FRF             --             --
                                  ----------------------------------------
 Outstanding at
     October 31, 1997
     (strike price FRF 5.983,
     expires 2/17/98) ...........    FRF        213,000        670,950
                                          =============     ==========

Currency Abbreviations:
FRF      French Franc


    The accompanying notes are an integral part of the financial statements.

                    16 - Scudder Greater Europe Growth Fund

                              Financial Statements

                       Statement of Assets and Liabilities

                             as of October 31, 1997

Assets
---------------------------------------------------------------------------------------
     Investments, at market (identified cost $150,425,491) ...........     $187,792,838
     Cash ............................................................           17,177
     Receivable for investments sold .................................        5,629,550
     Receivable for Fund shares sold .................................        4,448,437
     Dividends and interest receivable ...............................          132,947
     Foreign taxes recoverable .......................................          245,884
     Deferred organization expenses ..................................           22,836
     Other assets ....................................................            2,120
                                                                          -------------
     Total assets ....................................................      198,291,789

Liabilities
---------------------------------------------------------------------------------------
     Payable for investments purchased ...............................           15,690
     Payable for Fund shares redeemed ................................          640,060
     Written options, at value (premiums received $670,950) ..........        1,743,011
     Accrued management fee ..........................................          174,973
     Other accrued expenses and payables .............................          203,720
                                                                          -------------
     Total liabilities ...............................................        2,777,454
     ----------------------------------------------------------------------------------
     Net assets, at market value                                           $195,514,335
     ----------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------
     Net assets consist of:
     Undistributed net investment income .............................        5,207,695
     Unrealized appreciation (depreciation) on:
        Investments ..................................................       37,367,347
        Written options ..............................................       (1,072,061)
        Foreign currency related transactions ........................            6,057
     Accumulated net realized gain ...................................       12,354,089
     Paid-in capital .................................................      141,651,208
     ----------------------------------------------------------------------------------
     Net assets, at market value                                           $195,514,335
     ----------------------------------------------------------------------------------

Net Asset Value
---------------------------------------------------------------------------------------
     Net Asset Value, offering and redemption price per share
       ($195,514,335 / 9,234,823 shares of capital stock outstanding,      ------------
       $.01 par value, 100,000,000 shares authorized) ................           $21.17
                                                                           ------------

    The accompanying notes are an integral part of the financial statements.

                    17 -- Scudder Greater Europe Growth Fund

                             Statement of Operations

                           year ended October 31, 1997

Investment Income
-------------------------------------------------------------------------------------
     Dividends (net of foreign taxes withheld of $408,107) ..........      $2,569,379
     Interest .......................................................         617,376
                                                                         ------------
                                                                            3,186,755
                                                                         ------------
     Expenses:
     Management fee .................................................       1,754,310
     Services to shareholders .......................................         619,060
     Custodian and accounting fees ..................................         354,027
     Directors' fees and expenses ...................................          63,400
     Auditing .......................................................          53,666
     Reports to shareholders ........................................          75,863
     Amortization of organization expense ...........................          11,855
     Registration fees ..............................................          27,573
     Legal ..........................................................          13,134
     Other ..........................................................          40,962
                                                                         ------------
     Total expenses before reductions ...............................       3,013,850
     Expense reductions .............................................        (100,865)
                                                                         ------------
     Expenses, net ..................................................       2,912,985
     --------------------------------------------------------------------------------
     Net investment income                                                    273,770
     --------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
-------------------------------------------------------------------------------------
     Net realized gain (loss) from:
     Investments ....................................................      12,446,393
     Foreign currency related transactions ..........................       4,955,407
                                                                         ------------
                                                                           17,401,800
                                                                         ------------
     Net unrealized appreciation (depreciation) during the period on:
     Investments ....................................................      19,821,704
     Written options ................................................      (1,072,061)
     Foreign currency related transactions ..........................           3,224
                                                                         ------------
                                                                           18,752,867
     --------------------------------------------------------------------------------
     Net gain on investment transactions                                   36,154,667
     --------------------------------------------------------------------------------

     --------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                 $36,428,437
     --------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                     18 - Scudder Greater Europe Growth Fund

                       Statements of Changes in Net Assets

                                                                           Years Ended October 31,
Increase (Decrease) in Net Assets                                          1997               1996
------------------------------------------------------------------------------------------------------
     Operations:
     Net investment income ........................................     $    273,770      $    537,629
     Net realized gain from investment transactions ...............       17,401,800           986,362
     Net unrealized appreciation on investment transactions
       during the period ..........................................       18,752,867        13,130,041
                                                                       -------------     -------------
     Net increase in net assets resulting from operations .........       36,428,437        14,654,032
                                                                       -------------     -------------
     Distributions to shareholders from:
     Net investment income ........................................         (490,975)         (320,199)
                                                                       -------------     -------------
     Net realized gains ...........................................       (1,145,609)         (427,101)
                                                                       -------------     -------------
     Fund share transactions:
     Proceeds from shares sold ....................................      279,382,379       110,490,941
     Net asset value of shares issued to shareholders in
       reinvestment of distributions ..............................        1,574,869           727,064
     Cost of shares redeemed ......................................     (240,534,824)      (45,416,671)
                                                                       -------------     -------------
     Net increase in net assets from Fund share transactions ......       40,422,424        65,801,334
                                                                       -------------     -------------
     Increase in net assets .......................................       75,214,277        79,708,066
     Net assets at beginning of period ............................      120,300,058        40,591,992
     Net assets at end of period (including undistributed net          -------------     -------------
       investment income of $5,207,695 and $459,368, respectively)      $195,514,335      $120,300,058
                                                                       -------------     -------------

Other Information
------------------------------------------------------------------------------------------------------
     Increase (decrease) in Fund shares
     Shares outstanding at beginning of period ....................        6,993,392         2,901,077
                                                                       -------------     -------------
     Shares sold ..................................................       14,311,846         6,939,733
     Shares issued to shareholders in reinvestment of distributions           88,625            52,194
     Shares redeemed ..............................................      (12,159,040)       (2,899,612)
                                                                       -------------     -------------
     Net increase in Fund shares ..................................        2,241,431         4,092,315
                                                                       -------------     -------------
     Shares outstanding at end of period ..........................        9,234,823         6,993,392
                                                                       -------------     -------------


    The accompanying notes are an integral part of the financial statements.

                     19 - Scudder Greater Europe Growth Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    For the Period
                                                                                     October 10,
                                                                                         1994
                                                                                    (commencement
                                                                                  of operations) to
                                                      Years Ended October 31,        October 31,
                                                     1997 (a)  1996 (a)  1995            1994
---------------------------------------------------------------------------------------------------
                                                      ---------------------------------------------
Net asset value, beginning of period ..........       $17.20    $13.99    $12.18        $12.00
                                                      ---------------------------------------------
Income from investment operations:
Net investment income .........................          .03       .13       .13           .01
Net realized and unrealized gain on investment
   transactions ...............................         4.14      3.33      1.70           .17
                                                      ---------------------------------------------
Total from investment operations ..............         4.17      3.46      1.83           .18
                                                      ---------------------------------------------
Less distributions from:
Net investment income .........................         (.06)     (.11)     (.02)           --
Net realized gains on investment transactions .         (.14)     (.14)       --            --
                                                      ---------------------------------------------
Total distributions ...........................         (.20)     (.25)     (.02)           --
                                                      ---------------------------------------------

                                                      ---------------------------------------------
Net asset value, end of period ................       $21.17    $17.20    $13.99        $12.18
---------------------------------------------------------------------------------------------------
Total Return (%) (b) ..........................        24.47     25.11     15.06          1.50**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........          196       120        41             8
Ratio of operating expenses, net to average
   daily net assets (%) .......................         1.66      1.50      1.50          1.50*
Ratio of operating expenses before expense
   reductions, to average daily net assets (%).         1.72      1.97      2.74         11.46*
Ratio of net investment income to average daily
   net assets (%) .............................          .16       .82      1.25          2.40*
Portfolio turnover rate (%) ...................         88.8      39.0      27.9            --
Average commission rate paid (c) ..............       $.0562    $.0509    $   --        $   --

(a) Based on monthly average shares outstanding during the period.

(b) Total returns would have been lower had certain expenses not been reduced.

(c) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years ending on or after October 31, 1996.

*   Annualized

**  Not annualized


                     20 - Scudder Greater Europe Growth Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Greater Europe Growth Fund (the "Fund") is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used. Money market investments having an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. During the period, the Fund purchased put options and wrote call options on currencies primarily as a hedge against potential adverse price movements in the value of portfolio assets.

If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire it would realize a loss to the extent of the premium paid. If the Fund elects to close out the option it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.


                     21 - Scudder Greater Europe Growth Fund

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

      (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.


                     22 - Scudder Greater Europe Growth Fund

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. The difference primarily relates to investments in foreign denominated investments, and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

Other. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

For the year ended October 31, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $186,940,306 and $144,351,268, respectively.

                               C. Related Parties

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund has agreed to pay to the Adviser a fee equal to an annualized rate of 1.00% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Adviser agreed not to impose all or a portion of its management fee until February 28, 1997, and during such period to maintain the annualized expenses of the Fund at not more than 1.50% of average daily net assets. For the year ended October 31, 1997, the Adviser did not impose a portion of its management fee amounting to $100,865, and the amount imposed amounted to $1,653,445.


                     23 - Scudder Greater Europe Growth Fund

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close by the end of the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1997, the amount charged by SSC aggregated $471,548, of which $38,097 was unpaid at October 31, 1997.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. For the year ended October 31, 1997, the Special Servicing Agreement expense charged to the Fund amounted to $2,683.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended October 31, 1997, the amount charged by STC aggregated $26,160, of which $2,340 was unpaid at October 31, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Fund. For the year ended October 31, 1997, the amount charged by SFAC aggregated $135,790, of which $24,234 was unpaid at October 31, 1997.

The Fund pays each Director not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended October 31, 1997, Directors' fees and expenses aggregated $63,400.

                               D. Lines of Credit

The Fund and several affiliated Funds (the "Participants") share in a $500 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. In addition, the Fund also maintains an uncommitted line of credit.


                     24 - Scudder Greater Europe Growth Fund

                        Report of Independent Accountants

To the Board of Directors of Scudder International Fund, Inc. and to the Shareholders of Scudder Greater Europe Growth Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Greater Europe Growth Fund, including the investment portfolio, as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and for the period October 10, 1994 (commencement of operations) to October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Greater Europe Growth Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and for the period October 10, 1994 (commencement of operations) to October 31, 1994, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
December 19, 1997


                     25 - Scudder Greater Europe Growth Fund

                                 Tax Information

The Fund will mail shareholders IRS Form 1099-Div in late January, summarizing all taxable distributions paid for 1997.

The Fund paid distributions of $0.01 per share from net long-term capital gains during its fiscal year ended October 31, 1997.

Pursuant to section 852 of the Internal Revenue Code, the Fund designates $9,888,827 as capital gain dividends for its fiscal year ended October 31, 1997.

The Fund paid foreign taxes of $408,107 and the Fund recognized $1,983,159 of foreign source income during the fiscal year ended October 31, 1997. Pursuant to section 853 of the Internal Revenue Code, the Fund designates $0.04 per share of foreign taxes and $0.21 of income from foreign sources as having been paid in the fiscal year ended October 31, 1997.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                             Officers and Directors

Daniel Pierce*
Chairman of the Board and
Director

Paul Bancroft III
Director; Venture Capitalist and
Consultant

Sheryle J. Bolton
Director; Chief Executive Officer,
Scientific Learning Corporation

William T. Burgin
Director; General Partner,
Bessemer Venture Partners

Thomas J. Devine
Director; Consultant

Keith R. Fox
Director; President, Exeter Capital
Management Corporation

William H. Gleysteen, Jr.
Director; Consultant; Guest
Scholar, Brookings Institute

William H. Luers
Director; President, The
Metropolitan Museum of Art

Wilson Nolen
Director; Consultant

Kathryn L. Quirk*
Director, Vice President and
Assistant Secretary

Robert W. Lear
Honorary Director;
Executive-in-Residence, Visiting
Professor, Columbia University
Graduate School of Business

Robert G. Stone, Jr.
Honorary Director; Chairman
Emeritus and Director, Kirby
Corporation

Elizabeth J. Allan*
Vice President

Joyce E. Cornell*
Vice President

Richard W. Desmond*
Assistant Secretary

Carol L. Franklin*
Vice President

Edmund B. Games, Jr.*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

David S. Lee*
Vice President and Assistant
Treasurer

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant
Treasurer

                         *Scudder, Stevens & Clark, Inc.

                     26 - Scudder Greater Europe Growth Fund

                           Stockholder Meeting Results

A Special Meeting of Stockholders (the "Meeting") of Scudder Greater Europe Growth Fund (the "Fund") was held on October 27, 1997, at the offices of Scudder, Stevens & Clark, Inc., 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. At the Meeting, as adjourned and reconvened, the following matters were voted upon by the stockholders (the resulting votes for each matter are presented below.) With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide stockholders with an additional opportunity to return their proxies. The date of the reconvened meeting at which the matters were decided is noted after the proposed matter.

1.    To elect Directors.
                                                       Number of Votes:
                                                       ----------------

                     Director                     For                  Withheld
                     --------                     ---                  --------

        Paul Bancroft III                      5,342,349               250,631

        Sheryle J. Bolton                      5,343,798               249,182

        William T. Burgin                      5,345,295               247,685

        Thomas J. Devine                       5,340,833               252,147

        Keith R. Fox                           5,347,952               245,028

        William H. Gleysteen, Jr.              5,338,659               254,321

        William H. Luers                       5,343,820               249,160

        Wilson Nolen                           5,341,567               251,413

        Daniel Pierce                          5,342,687               250,293

        Kathryn L. Quirk                       5,337,010               255,970

2. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

          For           Against          Abstain         Broker Non-Votes*
          ---           -------          -------         -----------------

       5,178,811        246,602          167,567              232,874

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise. (Approved on December 2, 1997.)


                                Number of Votes:
                                ----------------

          For            Against         Abstain         Broker Non-Votes*
          ---            -------         -------         -----------------

       4,732,655         544,843         238,957              222,147


                    27 - Scudder Greater Europe Growth Fund

4. To approve changes to certain fundamental investment policies.


                                                                         Number of Votes:
                                                                         ----------------

          Fundamental Policies                   For               Against              Abstain        Broker Non-Votes*
          --------------------                   ---               -------              -------        -----------------

       4.1  diversification                   4,676,485            425,243              258,378             232,874

       4.2  borrowing                         4,615,366            484,787              259,993             232,874

       4.3  senior securities                 4,664,599            434,472              261,035             232,874

       4.4  commodities                       4,661,242            440,952              257,912             232,874

       4.5  concentration                     4,662,577            440,142              257,387             232,874

       4.6  underwriting of securities        4,665,467            433,310              261,329             232,874

       4.7  investment in real estate         4,661,110            441,998              256,998             232,874

       4.8  lending                           4,651,379            408,685              300,042             232,874


5. To ratify the selection of Coopers & Lybrand L.L.P. as the Fund's independent accountants.


                                Number of Votes:
                                ----------------

          For                      Against                    Abstain
          ---                      -------                    -------

       5,286,486                   111,116                    195,378


* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                    28 - Scudder Greater Europe Growth Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                     29 - Scudder Greater Europe Growth Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                     30 - Scudder Greater Europe Growth Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                     31 - Scudder Greater Europe Growth Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

Scudder
Emerging Markets
Growth Fund

Annual Report
October 31, 1997

Pure No-Load(TM) Funds

A fund seeking long-term growth of capital primarily through equity investment in emerging markets around the globe.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER                    (logo)

                                    In Brief


o Scudder Emerging Markets Growth Fund provided strong performance during a volatile period in the emerging markets. The Fund's 13.51% return exceeded the negative 9.97% return of the unmanaged IFC Investable Emerging Market Index by a significant margin for the same twelve-month period.

o Positive performance of Egyptian, Polish, and Hungarian positions, as well as an underweighting in troubled Asia, yielded strong results.

o Prospects are encouraging, but the performance of individual markets may diverge greatly in the months ahead. Eastern Europe and the Middle East should continue to shine, while many Asian markets may slump further.



                                Table of Contents

   3  Letter from the Fund's Chairman     23  Notes to Financial Statements
   4  Performance Update                  27  Report of Independent Accountants
   5  Portfolio Summary                   28  Tax Information
   6  Portfolio Management Discussion     29  Shareholder Meeting Results
  10  Glossary of Investment Terms        32  Officers and Directors
  11  Investment Portfolio                33  Investment Products and Services
  19  Financial Statements                34  Scudder Solutions
  22  Financial Highlights

                    2 - Scudder Emerging Markets Growth Fund

                         Letter from the Fund's Chairman

Dear Shareholders,

     We are pleased to present the annual report for Scudder Emerging Markets Growth Fund for the twelve-month period ended October 31, 1997.

     Nineteen ninety-seven appeared to be a banner year for the emerging markets until the Thai baht was devalued on July 2, roiling Southeast Asia. What was initially perceived as a mild contagion spread quickly to markets around the globe, including the United States. While the effects on the region's economy are still being sorted out, the Fund's minimal exposure to the Pacific Basin permitted it to outperform significantly its benchmarks and peers (see page 6).

     Recent events highlight the importance of a sound investment approach that is based on careful diversification. To that end, an investor's portfolio should include exposure to small-cap, foreign, emerging market, and fixed income securities, in addition to large-cap U.S. stocks. Scudder Emerging Markets Growth Fund can serve as an important holding in this type of diversified portfolio, which, when combined with a habit of investing regularly and a long-term perspective, may help many investors meet their investing goals.

     For those of you who are interested in new Scudder products, we have introduced Scudder International Growth and Income Fund, which pursues a yield-oriented approach to investing in international equities. The Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but wish to take a more conservative approach may appreciate the Fund's emphasis on dividend-paying stocks of established companies listed on foreign exchanges. For further information on this new fund, please turn to page 35.

     Thank you for your investment in Scudder Emerging Markets Growth Fund. If you have any questions about your Fund, please call Scudder Investor Relations at 1-800-225-2470, or visit our Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     Chairman,
     Scudder Emerging Markets Growth Fund

                    3 - Scudder Emerging Markets Growth Fund

PERFORMANCE UPDATE as of October 31, 1997
----------------------------------------------------------------
FUND INDEX COMPARISONS
----------------------------------------------------------------

                            Total Return
Period           Growth    --------------
Ended              of                Average
10/31/97        $10,000   Cumulative  Annual
--------------------------------------------
SCUDDER EMERGING MARKETS GROWTH FUND
TICKER SYMBOL:    SEMGX
--------------------------------------------
1 Year          $ 11,351    13.51%    13.51%
Life of Fund*   $ 12,156    21.56%    14.08%
--------------------------------------------
IFC EMERGING MARKETS INVESTABLE INDEX
--------------------------------------------
1 Year          $  9,003    -9.97%    -9.97%
Life of Fund*   $  8,711   -12.89%    -9.26%
--------------------------------------------
*The Fund commenced operations on May 8, 1996.
 Index comparisons begin May 31, 1996.
----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
----------------------------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

SCUDDER EMERGING MARKETS GROWTH FUND
Year            Amount
----------------------
5/96*          $10,000
7/96           $10,000
10/96          $10,559
1/97           $12,521
4/97           $12,727
7/97           $13,632
10/97          $11,986

IFC EMERGING MARKETS INVESTABLE INDEX
Year            Amount
----------------------
5/96*          $10,000
7/96           $ 9,454
10/96          $ 9,676
1/97           $10,559
4/97           $10,621
7/97           $11,567
10/97          $ 8,711

IFC Emerging Markets Investable Index is an unmanaged capitalization weighted measure of stock markets in the emerging markets countries worldwide. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

PERIODS ENDED OCTOBER 31

                               1996*      1997
                             -------    -------
NET ASSET VALUE...........   $12.85     $14.56
INCOME DIVIDENDS..........   $   --     $  .03
FUND TOTAL RETURN (%)**...     7.08      13.51
INDEX TOTAL RETURN (%)....    -3.24      -9.97

Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total return for the life of Fund period would have been lower.
**Fund total return does not reflect the effect of applicable redemption fees.

                    4 - Scudder Emerging Markets Growth Fund

PORTFOLIO SUMMARY as of October 31, 1997
---------------------------------------------------------------------------
GEOGRAPHICAL
(Excludes 12% Cash Equivalents)
---------------------------------------------------------------------------
Latin America                      33%
Europe                             29%
Africa                             23%
U.S. & Canada                       5%
Pacific Basin                       3%
Other                               7%
--------------------------------------
                                  100%
--------------------------------------
An underweighting in Asia helped
the Fund avoid the significant downturn
in the region during the period.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
SECTORS
(Excludes 12% Cash Equivalents)
--------------------------------------------------------------------------
Financial                          22%
Consumer Staples                   13%
Communications                     10%
Metals & Minerals                  10%
Construction                        9%
Energy                              9%
Manufacturing                       7%
Consumer Discretionary              5%
Health                              5%
Other                              10%
--------------------------------------
                                  100%
--------------------------------------
The Fund remained broadly
diversified across several
industry sectors.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
(14% of Portfolio)
--------------------------------------------------------------------------
1.   TELECOMUNICACOES BRASILEIRAS S.A.
     Telecommunication services in Brazil
2.   ZAGREBACKA BANKA D.D.
     Commercial banking in Croatia
3.   CEMENTOS LIMA S.A.
     Cement producer in Peru
4.   OTP BANK RT
     Commercial bank in Hungary
5.   PLIVA D.D.
     Pharmaceutical company in Croatia
6.   SUEZ CEMENT CO.
     Cement producer in Egypt
7.   MINAS BUENAVENTURA S.A.
     Mining company in Peru
8.   OMNIUM NORD AFRICAINE
     Conglomerate in Morocco
9.   GRABOPLAST RT
     Producer of home improvement materials,
     artificial leather, and book bindings
     in Hungary
10.  AL AHRAM BEVERAGE CO.
     Beverage company in Eqypt

Holdings in Egypt, Poland, and Hungary
were important contributors to the
Fund's outperformance during the period.

For more complete details about the Fund's investment portfolio, see page 11. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                    5 - Scudder Emerging Markets Growth Fund

                         Portfolio Management Discussion

We asked Joyce E. Cornell, lead portfolio manager of Scudder Emerging Markets Growth Fund, to discuss the market environment and the Fund's current investment strategy.

Q: How did the Fund perform for the twelve-month period ended October 31, 1997?

A: The Fund returned 13.51%, which significantly outpaced the negative 9.97% return of the unmanaged IFC Investable Emerging Market Index. Among its peers, the Fund ranked in the top 16% (19th) of 117 emerging market funds according to Lipper Analytical Services for the same twelve-month period.

Q: To what do you attribute the Fund's outperformance?

A: Strong appreciation was delivered by holdings in Egypt, Poland and Hungary, which comprised 27% of portfolio assets. These markets rose, and we were substantially overweight in each. Also contributing to the relative outperformance was our near absence from Malaysia, Indonesia, and Thailand, which declined sharply during the last three months of the period.

On the negative side, our holdings in the Philippines hurt the Fund's performance. The market lost 45.38% in the last three months, and our position, which was less than 5% of porfolio assets, lost half of its value. We believe the Philippines is in fundamentally better shape than its neighbors, but that didn't matter, as panic swept the region.

Q: You just returned from a trip to Bulgaria, Romania, and Russia. What did you find?

A: The big surprise was the attractiveness of Bulgaria. The new government that came in this year appears to be doing all the right things. Hyperinflation has been tamed with a currency board. Predictably, the economy is going through a painful adjustment with GDP (gross domestic product) contracting 10% in the first six months and unemployment rising. However, the light at the end of the tunnel is visible: prices are being freed, removing the burden of government subsidies; government reserves are building to a comfortable level; and a well conceived stock market opened for business in October. The Bulgarians are remarkable for their willingness to privatize whole companies, even permitting foreign majority ownership. This is in contrast to so many other socialist states who sell only pieces of government-run enterprises. Unlike Bulgaria, these countries are reluctant to permit wholesale transformation to private ownership and fail to confront the fact that virtual national bankruptcy means only foreigners have sufficient capital to bring economic health quickly. Bulgaria is truly capital-starved and rapidly developing a market-friendly environment. We believe that combination sets the stage for a high return on capital, and will be an interesting area for potential investments in the future.

Q: What is your read on Russia?

A: Russia is much more problematic. Our conclusion is that the country will eventually "make it" but now there is a huge disconnect between the stock market and the country's derelict industrial base and liquidity-starved economy. Until the government gets its fiscal house in order, the crowding out of the private sector will continue to blight growth prospects. Many companies are largely paid in IOU's or barter or simply never paid at all. Reported earnings are

                    6 - Scudder Emerging Markets Growth Fund meaningless in many cases because they are based on revenue that will largely never be collectable. There are huge deficits in the legal and tax infrastructures that make this a "wild west" for investing. When the market begins to reflect a fundamental connection with the risks and earning potential of listed companies, we will start to invest in Russia. There are some glimpses of hope in the purely private sector, a small sector still, but one with promise if Russia's reform effort stays on track.

Q: With strong performance in Poland, Hungary, Egypt, and Mexico over the period, do these markets have further upside?

A: Our enthusiasm for Poland, Hungary, and Egypt remains. The markets are still inexpensive considering their growth potential and we expect more good performance from these areas in 1998. We also believe Mexico's recovery is strengthening and will continue to be reflected in their stock market. We are overweight in all four markets.

Q: Asia hit a huge pothole during the period. What's the prognosis?

A: The major news in the emerging markets has been the turmoil in Southeast Asia. As the headlines indicate, we think this news is important. It is a linchpin in the strategic thinking embedded in the Fund's portfolio. We have been concerned with the structural problems of this region for some time and have underweighted the Fund's holdings in Asia. Recent developments only serve to reinforce this conclusion. However, we recognize that the situation is in flux. The region has enormous resources and potential, but future government policies are uncertain and the role of investor confidence is unforecastable. In the months ahead, we will be alert to developments in the region, as they may open up future opportunities for the Fund.

 ------------------------------------------------------------------------------

                          What We See Unfolding in Asia
                          -----------------------------

     o Vise-like liquidity crunch to seize much of Asia

     o Banking systems in jeopardy

     o Real GDP growth of Asia may turn negative

     o Money printing will be the likely route out

     o Markets haven't bottomed yet; earnings will drop and P/E's will rise

     o Hong Kong currency peg to US$ a possible casualty

     o Some fallout on global liquidity likely, but Africa, Middle East, and Central Europe look relatively immune
 ------------------------------------------------------------------------------

Q: What caused the crisis in Southeast Asia?

A: The sins of poor policy -- thwarting of market forces, economic patronage, feeble bank regulation, massive investment in uneconomic projects -- are the primary culprits, and are exacting a huge price on Asian growth and stability. Compounding the damage of past sins is the lack of sensible, swift corrective policy action. Even more deleterious are the attempts to manipulate markets. Malaysia's opportunity to avert a full-fledged economic collapse has been

                    7 - Scudder Emerging Markets Growth Fund destroyed by poor policy reactions, which now create the potential for a debacle approaching Thailand's proportions.

Banking systems in Thailand, Malaysia, and Indonesia are in critical condition. Korea may follow as its system, already on the brink, is likely to be further weakened by the fading of Korea's considerable export sales to ASEAN (Association of Southeast Asian Nations) member countries. Failure or severe impairment of banking systems reinforce the odds of economic retrenchment. Without borrowing possibilities to fund investment and working capital, economies shrink. The Philippine system has been severely wounded by fear, but should probably pull through due to much lower lending levels in the economy and superior bank supervision.

Q: Has liquidity, which is important in the emerging markets, been reduced?

A: The disappearance of liquidity is now becoming apparent in the worst-hit economies. Non-performing loans are increasing. Barter payment is growing. Massive discounts are being offered to move inventory. The magnitude of the bail-out necessary for these systems dwarfs the Mexican effort. Even if bail-out money were available, no aware lender is likely to offer it while these countries are in denial, protecting favored projects, not allowing bankruptcies and spending what resources they have left on propping up a failed system, e.g. Thailand and Malaysia. Thailand has seriously impaired its credibility with world lenders by hiding the fact, until the bail-out agreement was signed, that it had squandered nearly all of its reserves on forward currency contracts.

Q:  Is there a way out for these countries?

A: We see two ways out, one proven, the other still on trial. The first is reflation via money printing, the other is to follow the Japanese gradualist approach, which so far has not succeeded. We fear some other Asian countries may try the Japanese route, as it appears to offer less immediate pain. However, without deep pockets as the Japanese have, we think it has little chance of success.

Money printing has already started in Thailand, and we hope other countries join in. Boat-loads of money will be needed and more currency devaluation will follow. However, there would be money around to grease the wheels of the economies; borrowers can pay back their loans in cheap currency; and the banking system can start to recycle money again. As a permanent solution this will only work if reforms are put in place to regulate banks properly and many structural changes are made in the economies so that capital is allocated efficiently in the future. These reforms must include ending monopolies, removing protectionism, ending distorting subsidies and improving government accountability to reduce economic cronyism.

These prescriptions are probably too much for many governments to accept, so we expect most of these countries to reflate, but few will solidify the recovery with a full complement of reforms. No doubt there will be social protest at the coming pain, which will compound the difficulties. To the extent that countries do reform their systems to provide transparent, well regulated, open market environments, confidence and foreign capital will return.

                    8 - Scudder Emerging Markets Growth Fund

Q: How have you managed the portfolio with regard to Asia?

A: We were underweight in Asia for the twelve months and had pretty much exited the region by the end of the period. The weighting is now 3% versus a 43% weight in the IFC Emerging Markets Investable Index. Why have anything there? There can be special situations anywhere, and we are holding on to a few companies with strong exports in hard currencies and some Philippine companies we think will be among the first to rebound.

Q:  What are the promising emerging markets?

A: A number of markets in the Middle East and Africa (excluding South Africa) have been unaffected by the recent turmoil in Asia. In fact, several of these even rose a bit. We believe many of these markets have good appreciation potential because risk has already been properly priced into the markets and their economic fundamentals are good. The realization of substantial risk is still being priced into Asian markets, Brazil and Russia, to mention the notable.

The winners will be those markets where risk is appropriately factored into stock prices and whose companies can produce consistent earnings growth. We think Mexico, Peru, Hungary, Poland, Egypt, Oman, Tunisia, Jordan, Kenya and smaller Eastern European and African markets fit this bill. There are some special situations in India, Brazil, and South Africa that we like as well.

On balance, we are bullish on the opportunities for capital appreciation in the markets in which the Fund is positioned. The key is to be invested in markets with strong earnings growth where risk is already appropriately priced.


                            Scudder Emerging Markets
                          Growth Fund: A Team Approach
                                  to Investing

  Scudder Emerging Markets Growth Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of quantitative analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

  Joyce E. Cornell, Lead Portfolio Manager, has responsibility for the Fund's day-to-day management and investment strategies. Ms. Cornell has been a portfolio manager at Scudder since 1993, and joined the firm in 1991 after eight years of investment experience as a research analyst. Elizabeth Allan, Portfolio Manager, helps set the Fund's general investment strategies. Ms. Allan joined Scudder in 1987, and has numerous years of Pacific Basin research and investing experience. Tara C. Kenney, Portfolio Manager, assists with the Fund's research and investment strategy by focusing on the Latin American securities in the portfolio. Ms. Kenney joined Scudder in 1995 and has over ten years of financial industry experience.

                    9 - Scudder Emerging Markets Growth Fund

                          Glossary of Investment Terms


 CURRENCY DEVALUATION        A significant decline of a currency's value
                             relative to other currencies, such as the U.S.
                             dollar. This may be prompted by trading or central bank intervention (or the lack of intervention) in the currency markets. For U.S. investors who are investing overseas, a devaluation of a foreign currency can have the effect of reducing the total return of their investment.

 FUNDAMENTAL RESEARCH        Analysis of companies based on the projected
                             impact of management, products, sales, and earnings on balance sheets and income statements.
                             Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements, rather than the financial results of the underlying company.

 LIQUIDITY                   A stock that is liquid has enough shares
                             outstanding and a substantial enough market capitalization to allow large purchases and sales to occur without causing a significant change in its market price.

 OVER/UNDER WEIGHTING        Refers to the allocation of assets -- usually by
                             sector, industry, or country -- within a portfolio relative to a benchmark index (i.e. the IFC
                             Investable Emerging Market Index), or an investment universe.

 PRICE-EARNINGS RATIO (P-E) A widely used gauge of a stock's valuation that (ALSO "EARNINGS MULTIPLE") indicates what investors are paying for a company's earnings on a per share basis. Typically based on a company's projected earnings for the next 12 months, a higher "earnings multiple" indicates a higher expected growth rate and the potential for greater price fluctuations.

 TRANSPARENCY                The degree to which investors can evaluate if a
                             company is managed in the interests of
                             shareholders. Transparency is often not as good in developing markets where disclosure requirements may be less stringent, and protectionism, subsidies, and cronyism may distort the business environment.


(Sources: Scudder; Barron's Dictionary of Finance and Investment Terms)

                   10 - Scudder Emerging Markets Growth Fund

                   Investment Portfolio as of October 31, 1997

                                                                                                   Principal           Market
                                                                                                   Amount ($)         Value ($)
--------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 4.2%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 10/31/97 at 5.7%, to be
  repurchased at $8,849,201 on 11/3/97, collateralized by a $8,863,000 U.S. Treasury Note,                          ------------
  5.125%, 2/28/98 (Cost $8,845,000) ..............................................................  8,845,000         8,845,000
                                                                                                                    ------------

Short Term Notes 7.8%
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    ------------
Federal Home Loan Bank Discount Note, 11/3/97 (Cost $16,494,958) ................................. 16,500,000        16,494,958
                                                                                                                    ------------

Convertible Bonds 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Mexico                                                                                                              -----------
Alfa S.A. de C.V., 8%, 9/15/00 (Manufactures various durable goods) (Cost $828,938) ..............    460,000           710,700
                                                                                                                    -----------

                                                                                                      Shares
-------------------------------------------------------------------------------------------------------------------------------
Common Stocks 87.7%
-------------------------------------------------------------------------------------------------------------------------------
Argentina 2.2%
Cresud S.A. Comercial* (Agricultural company dealing in cattle and grains) .......................    569,000         1,041,900
Inversiones y Representaciones S.A. (Real estate developer) ......................................    223,100           750,070
Perez Companc S.A. "B" (Industrial conglomerate) .................................................    159,651         1,000,020
S.A. San Miguel AGICI "B"* (Cultivation and process of lemons and lemon products) ................      9,100           173,005
YPF S.A. "D" (ADR) (Petroleum company) ...........................................................     51,300         1,641,600
                                                                                                                    -----------
                                                                                                                      4,606,595
                                                                                                                    -----------

Australia 0.8%
Orogen Minerals Ltd. (Investment company with controlling interest in Papua New Guinea
  gold and oil companies) ........................................................................    326,300           711,359
Orogen Minerals Ltd. (GDR) .......................................................................     44,400           965,700
                                                                                                                    -----------
                                                                                                                      1,677,059
                                                                                                                    -----------
Botswana 0.7%
Sechaba Investment Trust Co. (Brewery) ...........................................................  1,229,000         1,427,192
Brazil 8.0%                                                                                                         -----------
Aracruz Celulose S.A. "B" (pfd.) (Producer of eucalyptus pulp) ...................................     59,000            90,444
Aracruz Celulose S.A. (ADR) ......................................................................     42,450           636,750
Cia de Eletricidade do Estado de Bahia* (Electric power utility) .................................  2,319,500           126,237
Companhia Energetica de Minas Gerais (pfd.) (Electric power utility) ............................. 12,280,000           490,108
Companhia Riograndense Telecomunicacoes S.A.* (Telecommunication services) .......................  2,279,000         1,757,132
Companhia Riograndense Telecomunicacoes S.A. Receipts* (b) .......................................     63,578            49,019
Companhia Vale do Rio Doce (pfd.) (Diverse mining and industrial complex) ........................     55,100         1,074,561
Industrias Klabin de Papel e Celulose S.A. (pfd.) (Producer of paper and paper products,
  newsprint, and cardboard boxes) ................................................................  1,161,000           895,143

    The accompanying notes are an integral part of the financial statements.


                    11 - Scudder Emerging Markets Growth Fund

                                                                                                                Market
                                                                                             Shares            Value ($)
------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A. (pfd.) (Petroleum company) .....................................   11,790,000         2,192,344
Saraiva S.A. (pfd.)* (Book publisher) ...................................................      245,900         1,605,950
Telecomunicacoes Brasileiras S.A. (Telecommunication services) ..........................   43,750,000         3,888,668
Telecomunicacoes de Minas Gerais (voting) (Telecommunication services) ..................       15,530             2,141
Telecomunicacoes de Minas Gerais S.A. "B"* ..............................................          192                17
Telecomunicacoes do Parana S.A. (pfd.) (Telecommunication services) .....................    3,399,668         1,773,119
Telecomunicacoes do Rio Janeiro S.A. (pfd.) (Telecommunication services) ................   15,238,000         1,451,304
Telecomunicacoes do Rio Janeiro S.A. Rights* (b) ........................................      590,837             8,039
Usinas Siderurgicas de Minas Gerais S.A. (pfd.) (Non-coated flat products and
  electrolytic galvanized products) .....................................................      137,000           994,149
                                                                                                           -------------
                                                                                                              17,035,125
                                                                                                           -------------

Canada 1.2%
Corriente Resources, Inc.* (Mining and processing of gold, bismuth, tin and
  tungsten in South America) ............................................................      405,900           403,207
Etruscan Enterprises Ltd.* (Exploration and development of gold prospect in Nigeria) ....      119,000           439,068
Gitennes Exploration Inc. Warrants (expire 10/2/98)* (Gold mining in Peru) (b) ..........       54,000           186,214
Interoil Corp.* (Oil exploration in Papua New Guinea) ...................................       78,300           822,150
Kazakhstan Minerals Corp.* (Mineral exploration in Kazakhstan) ..........................       76,700            49,855
Ouraminas Minerals Inc.* (Gold exploration in Brazil) ...................................      290,000            84,365
Seven Seas Petroleum, Inc.* (Oil and gas exploration) ...................................       13,000           227,500
Solitario Resources Corp.* (Precious and base metals exploration company primarily
  in Argentina and Peru) ................................................................      153,600           422,322
                                                                                                           -------------
                                                                                                               2,634,681
                                                                                                           -------------

Chile 3.0%
Chilgener S.A. (ADR) (Electricity generator and supplier) ...............................       17,457           475,703
Enersis S.A. (ADR) (Generator and distributor of electricity in Chile and Argentina) ....       65,300         2,154,900
Laboratorio Chile S.A. (ADR) (Manufacturer and distributor of off-patent
  pharmaceutical products) ..............................................................       26,650           669,581
Sociedad Quimica y Minera de Chile S.A. (ADR) (Producer of fertilizer, iodine and
  industrial chemicals) .................................................................       29,200         1,514,750
Vina Concha y Toro S.A. (ADR) (Wine producer) ...........................................       60,000         1,635,000
                                                                                                           -------------
                                                                                                               6,449,934
                                                                                                           -------------

Croatia 2.8%
Pliva D.D. (GDR) (Pharmaceutical company) ...............................................       83,470         1,293,785
Pliva D.D. (GDR) ........................................................................      106,650         1,653,075

    The accompanying notes are an integral part of the financial statements.


                    12 - Scudder Emerging Markets Growth Fund

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------

Zagrebacka Banka  (GDR) (Commercial bank) .....................................................   97,400             3,104,625
                                                                                                                  ------------
                                                                                                                     6,051,485
                                                                                                                  ------------

Egypt 11.3%
Al Ahram Beverage Co. (GDR)* (Beverage company) ...............................................   87,200             2,398,000
Al Ahram Beverage Co.* ........................................................................    8,400               231,000
Arab International Construction Co.* (Construction company) ...................................    1,100                28,773
Commercial International Bank (Commercial bank) ...............................................   50,570             1,168,944
Commercial International Bank (GDR) ...........................................................   40,500               880,875
Eastern Tobacco Company (Maker of tobacco products) ...........................................   80,120             2,007,415
Egyptian Financial & Industrial Co. (Fertilizer producer) .....................................   37,150             2,445,731
Egyptian International Pharmaceutical Co. (Pharmaceutical company) ............................   27,400             1,981,014
Helwan Portland Cement Co. (Cement producer) ..................................................   35,100               740,169
International Foods Co.* (Food producer) ......................................................   34,000               829,390
Madinet Nasser City Housing Co. (Real estate development company) .............................   30,170             2,083,659
Misr International Bank (Bank) ................................................................   10,886             1,823,665
North Cairo Mills, Ltd. (Flour producer) ......................................................   26,600             1,157,032
Olympic Group Financial* (Egyptian household appliance manufacturer) ..........................  223,000             1,063,060
Suez Cement Co. (Cement producer) .............................................................   99,677             2,182,494
Suez Cement Co. (GDR) .........................................................................   32,600               676,450
Torrah Portland Cement Co. (Cement producer) ..................................................   90,305             2,468,292
                                                                                                                  ------------
                                                                                                                    24,165,963
                                                                                                                  ------------

France 1.2%
Bouygues Offshore S.A. (Offshore and onshore oil and gas production construction and
  maintenance services) .......................................................................   53,000             2,512,981
                                                                                                                  ------------

Ghana 0.3%
Social Security Bank Ltd.* (Full service commercial bank) .....................................  804,000               606,148
                                                                                                                  ------------

Hong Kong 0.0%
Moulin International Holding Ltd. Warrants (expire 10/16/99)* (Manufacturer of optical
  products) ...................................................................................  249,208                 5,447
                                                                                                                  ------------

Hungary 5.8%
Graboplast Rt (Producer of home improvement materials, artificial leather and book bindings) ..   41,529             2,239,795
Graboplast Rt (GDR)* ..........................................................................   45,800               395,025
Matav Rt* (Telecommunication services) ........................................................    2,700             1,199,630
Mezogep Rt* (Automobile parts manufacturer) ...................................................    6,000               166,269
OTP Bank Rt (Savings and commercial bank) .....................................................   84,100             2,678,275
OTP Bank Rt (GDR)* ............................................................................   10,900               339,263

    The accompanying notes are an integral part of the financial statements.


                    13 - Scudder Emerging Markets Growth Fund

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Pannonplast Rt (Manufacturer of plastic products from PVC, polypropylene, polyethylene
  and other raw materials) ....................................................................   32,757             1,800,175
Pick Szeged Rt (Sausage maker) ................................................................   18,000             1,479,313
Richter Gedeon Rt (Pharmaceutical company) ....................................................   21,100             1,940,006
                                                                                                                  ------------
                                                                                                                    12,237,751
                                                                                                                  ------------

India 1.5%
Ashok Leyland Ltd. (GDR) (Manufacturer of medium and heavy duty commercial vehicles) ..........   44,000               185,900
Bharat Petroleum Corp., Ltd (Oil exploration and refining, manufacturer of petroleum
products) .....................................................................................   33,500               401,600
HDFC Bank Ltd. (Corporate banking and financial services) .....................................1,016,500             2,270,876
Hindustan Petroleum Corp., Ltd (Oil refining, manufacturer of petroleum products) .............    7,200                94,530
ICICI Banking Corp.* (Bank) ...................................................................  140,000               187,657
                                                                                                                  ------------
                                                                                                                     3,140,563
                                                                                                                  ------------

Indonesia 0.7%
HM Sampoerna (Foreign registered) (Tobacco company) ...........................................  254,000               442,122
Indah Kiat Pulp & Paper (Foreign registered) (Producer of pulp and paper) .....................1,713,180               653,432
London Sumatra Indonesia (Producer of palm oil, cocoa, coffee and tea) ........................  350,300               376,536
Panin Bank Warrants (expire 06/26/00)* (Bank) (b) .............................................  145,714                 3,638
                                                                                                                  ------------
                                                                                                                     1,475,728
                                                                                                                  ------------

Israel 0.2%
Makhteshim Chemical Works* (Chemical producer) ................................................   74,100               458,593
                                                                                                                  ------------
Jordan 0.7%
Arab Potash Co. (Salt and chemical producer) ..................................................   47,400               410,289
Dar Al Dawa Development & Investment Co.* (Pharmaceutical company) ............................   37,900               302,453
The Housing Bank (Residential construction finance) ...........................................  113,850               810,811
                                                                                                                  ------------
                                                                                                                     1,523,553
                                                                                                                  ------------

Kenya 1.1%
East African Portland Cement Co. (Cement producer) (b) ........................................  290,000               158,544
Firestone East Africa Ltd. (Tire manufacturer) ................................................  930,000               312,324
Sasini Tea & Coffee Ltd. (Tea and coffee grower and processor) (b) ............................  925,000             1,358,169
Uchimi Supermarket Ltd. (Supermarket operator) ................................................  930,000               537,488
                                                                                                                  ------------
                                                                                                                     2,366,525
                                                                                                                  ------------

Lebanon 1.2%
Banque Libanaise pour le Commerce SAL (GDR)* (Commercial bank) ................................  115,000             2,541,500
                                                                                                                  ------------
Malaysia 0.1%
PPB Oil Palms Berhad* (Refiner and marketer of palm oils and related products) ................  191,000               189,081
                                                                                                                  ------------
Mexico 8.8%
Consorcio ARA, S.A. de C.V.* (Low-income housing developer) ...................................  253,000               930,436

    The accompanying notes are an integral part of the financial statements.


                   14 - Scudder Emerging Markets Growth Fund

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Empresa ICA Sociedad Controladora S.A. (Construction company) ...........................        404,600               903,405
Fomento Economico Mexicano, S.A. de C.V. "B" (Producer of beer and soft drinks) .........        370,000             2,606,567
Gruma S.A. de C.V.* (Producer and distributor of corn flour) ............................        174,400               683,023
Grupo Elektra, S.A. de C.V. "B" (Consumer electronics and appliances retail stores) .....        738,700             1,005,514
Grupo Financiero Banamex-Accival, S.A. de C.V. "B"* (Bank) ..............................        839,200             1,663,370
Grupo Financiero Inbursa, S.A. de C.V. "B" (Brokerage, insurance, banking and
  leasing services) .....................................................................         87,300               307,504
Grupo Industrial Alfa S.A. "A" (Conglomerate: steel, petrochemicals, packaged food) .....        241,500             1,764,752
Grupo Industrial Maseca S.A. de C.V. "B" (Food producer) ................................        391,000               378,161
Grupo Mexico S.A. "L" (Mineral mining, including silver, copper, zinc, gold and coal) ...        242,000               716,609
Grupo Radio Centro S.A. de C.V. (Owner and operator of radio stations) ..................        555,900               862,890
Grupo Radio Centro S.A. de C.V. .........................................................         83,200             1,060,800
Industrias Penoles S.A. (Exploration and marketing of minerals and non-ferrous metals
  such as lead, zinc and silver) ........................................................        503,700             1,999,764
Organizacion Soriana S.A. "A" de CV (Retailer) ..........................................        221,100               736,560
TV Azteca, S.A. de C.V. (ADR)* (Owner and operator of national television networks) .....        104,900             2,006,213
Telefonos de Mexico S.A. de C.V. "L" (ADR) (Telecommunication services) .................         24,400             1,055,300
                                                                                                                  ------------
                                                                                                                    18,680,868
                                                                                                                  ------------

Morocco 2.0%
Maghrebail (Real estate leasing, maintenance and insurance) .............................          1,599                85,605
Omnium Nord Africaine (Conglomerate) ....................................................         29,900             2,717,463
Societe Nationale d'Investissements (Conglomerate, various joint ventures) ..............          6,000               530,075
WAFABANK (Commercial bank) ..............................................................         10,707               999,161
                                                                                                                  ------------
                                                                                                                     4,332,304
                                                                                                                  ------------

Oman 2.9%
Bank Muscat Al Ahla Al Omani (Commercial bank) ..........................................         68,500             1,823,891
National Bank of Oman Ltd. (Commercial bank) ............................................         84,200             2,298,789
Oman Alliance Bank* (Commercial bank) ...................................................         90,000               551,746
Oryx Fund, Ltd.* (Mutual fund domiciled in Guernsey, investing in the Middle East) ......         79,500             1,530,375
                                                                                                                  ------------
                                                                                                                     6,204,801
                                                                                                                  ------------

Peru 6.8%
CPT Telefonica del Peru S.A. (ADR) (Telecommunication services) .........................         14,100               278,475
Cementos Lima S.A. "T" (Cement producer) ................................................        148,477             3,090,991
Compania Peruana de Telefonos S.A. "B" (Public and cellular telephone services) .........        698,000             1,391,371
Edegel S.A. "B" (Electric power utility) ................................................      3,307,637             1,401,541
Enrique Ferreyros y Cia. (Machinery manufacturer) .......................................      2,119,312             2,186,468
Luz del Sur S.A. "B" (Electric power distributor) .......................................        917,500             1,122,366

    The accompanying notes are an integral part of the financial statements.


                    15 - Scudder Emerging Markets Growth Fund

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Minas Buenaventura S.A. "A" (Mining company) ............................................        312,500             2,717,391
Minas Buenaventura S.A. (ADR) ...........................................................          7,300               130,944
Minera Milpo "T" (Mining company) .......................................................        135,885               945,287
Peru Pacifico* (Food producer) ..........................................................      1,094,913             1,133,642
Volcan Compania Minera S.A. "T" (Mining company) ........................................         15,900                93,736
                                                                                                                  ------------
                                                                                                                    14,492,212
                                                                                                                  ------------

Philippines 1.1%
Aboitiz Equity Ventures Inc. (Conglomerate: electricity, infrastructure, shipbuilding) ..     14,818,000               484,877
C & P Homes, Inc. (Home construction company) ...........................................      1,538,700               115,023
International Container Terminal Services, Inc.* (Containerized cargo handling firm) ....      5,487,750             1,083,618
Ionics Circuit Inc. (Manufacturer of electronic components) .............................        348,750               204,134
Metropolitan Bank and Trust Company (Commercial bank and trust company) .................         43,804               302,736
Mondragon International Philippines, Inc. (Wholesale and direct selling of clothing,
  housewares and homecare products) .....................................................      3,003,600               162,677
                                                                                                                  ------------
                                                                                                                     2,353,065
                                                                                                                  ------------

Poland 10.0%
Amica* (Manufacturer of home appliances) ................................................        106,522             2,002,063
Bank Przemyslowo Handlowy (Bank) ........................................................         24,698             1,296,911
Bydgoska Fabryka Kabli S.A.* (Manufacturer of cables, wires and insulating materials) ...        226,750             1,854,340
Cersanit SA* (Manufacturer of ceramic sanitary products) (b) ............................         17,500               954,089
Computerland Poland S.A.* (Provider of computer services and systems) ...................         76,300             1,357,418
Debica S.A. "A" (Tire manufacturer) .....................................................         62,500             1,649,928
ITI Group S.A.* (Telecommunication services) (b) ........................................          8,315             1,954,025
Jelfa* (Pharmaceutical company) .........................................................         10,200               210,732
Kutnowskie Zaklady Farmaceutyczne Polfa S.A.* (Producer of pharmaceuticals, veterinary
  medicines, food components) ...........................................................         49,700             1,454,634
Mostostal Zabrze Holding S.A. (Construction company) ....................................        271,100             1,493,578
Poland Privatization Voucher* (Exchangeable into shares of National Investment Funds) ...         18,100               690,760
Powszechny Bank Kredytowy S.A.* (Commercial bank) .......................................         10,000               215,208
RP Telecom* (Telecommunication services) (b) ............................................         96,742             1,934,840
RP Telecom "O"* (b) .....................................................................          8,729               174,580
RP Telecom "P"* (b) .....................................................................          7,330               146,600
Wielkopolski Bank Kredytowy S.A. (Commercial bank) ......................................        453,800             2,408,981
Zaklady Metali Lekkich Kety* (Manufacturer of aluminum casting alloys and products) .....         98,300             1,359,558
                                                                                                                  ------------
                                                                                                                    21,158,245
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                    16 - Scudder Emerging Markets Growth Fund

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Portugal 2.9%
Cimentos de Portugal S.A. (Manufacturer of cement, ready mix concrete and aggregates) .....       34,100               862,923
Electricidade de Portugal (Generates, transmits and distributes electricity in Portugal) ..      109,000             1,915,326
Portugal Telecom SA (Telecommunication services) ..........................................       52,300             2,145,832
Semapa S.A. (Cement producer) .............................................................       51,700             1,193,642
                                                                                                                  ------------
                                                                                                                     6,117,723
                                                                                                                  ------------

Romania 0.5%
Societe Generale Romania Fund* (Investment company) .......................................        9,400               963,500
                                                                                                                  ------------
Slovenia 0.2%
BTC (GDR)* (Property management) ..........................................................       57,000               484,500
                                                                                                                  ------------
South Africa 1.5%
Energy Africa Ltd.* (Oil and gas exploration and production) ..............................      203,133             1,065,125
Sasol Ltd. (Coal mining and processing, crude oil exploration and refining,
  petrochemical production) ...............................................................      184,200             2,218,586
                                                                                                                  ------------
                                                                                                                     3,283,711
                                                                                                                  ------------

Switzerland 0.3%
Holderbank Financiere Glaris AG (Bearer) (Cement producer) ................................          715               575,246
                                                                                                                  ------------
Taiwan 0.1%
Kee Tai Properties Co., Ltd. (Sale and leasing of residential and commercial buildings) ...      105,300               154,463
                                                                                                                  ------------
United Kingdom 1.4%
African Lakes Corp. PLC* (Motor trading, agriculture, mining, engineering, computer
  supplies and general trading) ...........................................................      869,928               751,631
James Finlay PLC (Tea producer) ...........................................................      899,000             1,809,903
Reunion Mining PLC* (Mineral exploration and copper production) ...........................      203,000               326,950
                                                                                                                  ------------
                                                                                                                     2,888,484
                                                                                                                  ------------

United States 3.6%
Aramex International Ltd.* (Express delivery and freight forwarding in the Mideast
and India) ................................................................................       35,700               548,888
Benton Oil & Gas Co.* (Oil and gas exploration, development and production) ...............      111,600             2,245,950
Diamond Offshore Drilling, Inc. (Offshore oil and gas well drilling) ......................       30,700             1,911,075
Santa Fe International Corp. (International offshsore and land contract driller) ..........       24,500             1,205,094
Triton Energy Ltd.* (Independent oil and gas exploration and production company) ..........       44,400             1,737,150
                                                                                                                  ------------
                                                                                                                     7,648,157
                                                                                                                  ------------

Zimbabwe 2.8%
Delta Corp., Ltd. (Brewery) ...............................................................      688,820               973,406
Meikles Africa Ltd. (GDR) (Hotel operator) ................................................      965,400             1,954,935
National Merchant Bank of Zimbabwe Ltd (Commercial bank) ..................................      342,500               811,725
Tanganda Tea Co., Ltd. (Tea producer and distributor) .....................................    1,205,000               657,488

    The accompanying notes are an integral part of the financial statements.


                    17 - Scudder Emerging Markets Growth Fund

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Wankie Colliery Co., Ltd. (Coal mining at Hwange) .........................................    1,965,000             1,079,882
Zimbabwe Sun (Operator of hotels and other tourist facilities) ............................    1,212,392               454,498
                                                                                                                  ------------
                                                                                                                     5,931,934
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $181,470,799)                                                                            186,375,117
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $207,639,695) (a)                                                        212,425,775
------------------------------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $208,926,650. At October 31, 1997, net unrealized appreciation for all securities based on tax cost was $3,499,125. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $24,266,168 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $20,767,043.

(b) Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $6,927,757 (3.15% of net assets). Their values have been estimated by the Valuation Committee in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at October 31, 1997 aggregated $6,534,693. These securities may also have certain restrictions as to resale.

*     Non-income producing security.

    The accompanying notes are an integral part of the financial statements.


                    18 - Scudder Emerging Markets Growth Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                             as of October 31, 1997

Assets
------------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $207,639,695) .................    $ 212,425,775
                 Cash ..................................................................            1,010
                 Foreign currency, at value (identified cost $554,092) .................          542,923
                 Receivable for investments sold .......................................        9,234,102
                 Dividends and interest receivable .....................................          138,269
                 Receivable for Fund shares sold .......................................          123,220
                 Foreign taxes recoverable .............................................            9,875
                 Deferred organization expenses ........................................           21,449
                 Other assets ..........................................................            1,269
                                                                                            ----------------
                 Total assets ..........................................................      222,497,892

Liabilities
------------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased .....................................        1,547,429
                 Payable for Fund shares redeemed ......................................          536,667
                 Accrued management fee ................................................          245,754
                 Other payables and accrued expenses ...................................          543,561
                                                                                            ----------------
                 Total liabilities .....................................................        2,873,411
               ---------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 219,624,481
               ---------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Accumulated distribution in excess of net investment income ...........         (474,763)
                 Unrealized appreciation (depreciation) on:
                    Investment securities ..............................................        4,786,080
                    Foreign currency related transactions ..............................          (20,343)
                 Accumulated net realized loss .........................................         (699,642)
                 Paid-in capital .......................................................      216,033,149
               ---------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 219,624,481
               ---------------------------------------------------------------------------------------------

Net Asset Value
------------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share ($219,624,481 /
                    15,080,532 shares of capital stock outstanding, $.01 par value,         ----------------
                    100,000,000 shares authorized) .....................................           $14.56
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                    19 - Scudder Emerging Markets Growth Fund

                             Statement of Operations
                           year ended October 31, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends (net of foreign taxes withheld of $198,340) ..................   $   3,104,094
                 Interest ...............................................................         820,761
                                                                                           -----------------
                                                                                                3,924,855
                                                                                           -----------------

                 Expenses:
                 Management fee .........................................................       2,342,072
                 Custodian and accounting fees ..........................................         989,541
                 Services to shareholders ...............................................         743,989
                 Directors' fees and expenses ...........................................          64,633
                 Registration fees ......................................................          58,279
                 Auditing ...............................................................          56,130
                 Reports to shareholders ................................................          58,625
                 Legal ..................................................................          14,602
                 Amortization of organization expense ...................................           6,106
                 Other ..................................................................          12,101
                                                                                           -----------------
                 Total expenses before reductions .......................................       4,346,078
                 Expense reductions .....................................................        (617,962)
                                                                                           -----------------
                 Expenses, net ..........................................................       3,728,116
               ---------------------------------------------------------------------------------------------
                 Net investment income                                                            196,739
               ---------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized loss from:
                 Investments ............................................................         (95,234)
                 Foreign currency related transactions (net of CPMF tax $65,329) ........        (456,541)
                                                                                           -----------------
                                                                                                 (551,775)
                                                                                           -----------------

                 Net unrealized appreciation (depreciation) during the period on:
                 Investments (net of India tax $67,289) .................................       3,174,568
                 Foreign currency related transactions ..................................         (18,865)
                                                                                           -----------------
                                                                                                3,155,703
               ---------------------------------------------------------------------------------------------
                 Net gain on investment transactions                                            2,603,928
               ---------------------------------------------------------------------------------------------
               ---------------------------------------------------------------------------------------------
                 Net increase in net assets resulting from operations                       $   2,800,667
               ---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                    20 - Scudder Emerging Markets Growth Fund

                       Statement of Changes in Net Assets

                                                                                              For the Period
                                                                                               May 8, 1996
                                                                                              (commencement
                                                                                 Year               of
                                                                                 Ended        operations) to
                                                                              October 31,      October 31,
Increase (Decrease) in Net Assets                                                1997              1996
------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income (loss) .............................    $   196,739      $   (55,079)
                 Net realized loss ........................................       (551,775)        (615,373)
                 Net unrealized appreciation on investment transactions
                    during the period .....................................      3,155,703        1,610,034
                                                                            ---------------- -----------------
                 Net increase in net assets resulting from operations .....      2,800,667          939,582
                                                                            ---------------- -----------------
                 Distributions to shareholders from net investment income .       (178,523)              --
                                                                            ---------------- -----------------
                 Fund share transactions:
                 Proceeds from shares sold ................................    195,752,276       76,964,590
                 Net asset value of shares issued to shareholders in
                 reinvestment of distributions ............................        144,724               --
                 Cost of shares redeemed ..................................    (55,248,506)      (2,135,475)
                 Redemption fees ..........................................        560,150           23,796
                                                                            ---------------- -----------------
                 Net increase in net assets from Fund share transactions ..    141,208,644       74,852,911
                                                                            ---------------- -----------------
                 Increase in net assets ...................................    143,830,788       75,792,493
                 Net assets at beginning of period ........................     75,793,693            1,200
                 Net assets at end of period (including accumulated
                 distributions in excess of net investment income $474,763  ---------------- -----------------
                 and net investment loss of $124,716, respectively) .......   $219,624,481     $75,793,693
                                                                            ---------------- -----------------
Other Information
------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period                       5,896,839              100
                                                                            ---------------- -----------------
                 Shares sold                                                    12,807,944        6,064,272
                 Shares issued to shareholders in reinvestment of                   10,595               --
                 distributions
                 Shares redeemed                                                (3,634,846)        (167,533)
                                                                            ---------------- -----------------
                 Net increase in Fund shares                                     9,183,693        5,896,739
                                                                            ---------------- -----------------
                 Shares outstanding at end of period                            15,080,532        5,896,839
                                                                            ---------------- -----------------

    The accompanying notes are an integral part of the financial statements.


                    21 - Scudder Emerging Markets Growth Fund

                              Financial Highlights


The following table includes selected data for a share outstanding throughout each period (a) and other performance information derived from the financial statements.

                                                                                                   For the Period
                                                                                                     May 8, 1996
                                                                                      Year       (commencement) of
                                                                                      Ended        operations) to
                                                                                   October 31,       October 31,
                                                                                       1997            1996
------------------------------------------------------------------------------------------------------------------------------
                                                                                 ---------------------------------------------
Net asset value, beginning of period ..........................................       $12.85           $12.00
                                                                                 ---------------------------------------------
Income from investment operations: ............................................          .02             (.02)
Net investment income (loss)
Net realized and unrealized gain on investments ...............................         1.67              .86
                                                                                 ---------------------------------------------
Total from investment operations ..............................................         1.69              .84
                                                                                 ---------------------------------------------
Less distributions from net investment income .................................         (.03)              --
Redemption fees ...............................................................          .05              .01
                                                                                 ---------------------------------------------
Net asset value, end of period ................................................       $14.56           $12.85
                                                                                 ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (c) (d) ......................................................        13.51             7.08**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................................          220               76
Ratio of operating expenses, net to average daily net assets (%) ..............         2.00             2.00*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) .................................................................         2.33             3.79*
Ratio of net investment income (loss) to average daily net assets (%) .........          .11             (.32)*
Portfolio turnover rate (%) ...................................................         61.5             19.5*
Average commission rate paid (b) ..............................................       $.0013           $.0006

(a)   Based on monthly average of shares outstanding during the period.
(b)   Average commission rate paid per share of common and preferred stocks.
(c)   Total return is higher due to maintenance of the Fund's expenses.
(d) Total return does not reflect the effect to the shareholder of the 2% redemption fee on shares held less than one year.
*     Annualized
**    Not annualized


                    22 - Scudder Emerging Markets Growth Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Emerging Markets Growth Fund ("the Fund") is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities other than money market securities are valued by pricing agents approved by the Officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.


                    23 - Scudder Emerging Markets Growth Fund

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and

      (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

Taxation. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund paid no federal income taxes and no federal income tax provision was required.

At October 31, 1997, the Fund had a net tax basis capital loss carryforward of approximately $370,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2004, the expiration date, whichever occurs first.

Effective January 23, 1997, the Fund is also subject to a .20% Contribuicao Provisoria sobre Movimentacoes Financeiras (CPMF) tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. This tax has been reported as part of the net realized gain
(loss) on foreign currency related transactions.

Redemption Fees. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is included as an addition to paid-in capital.

Distribution of Income and Gains. Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax. Earnings and profits distributed to shareholders on redemption of Fund shares ("tax equalization") may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends paid deduction on its federal income tax return.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. The differences primarily relate to passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.


                    24 - Scudder Emerging Markets Growth Fund

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

Other. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

For the year ended October 31, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $213,455,841 and $102,511,952, respectively.

                               C. Related Parties

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund pays the Adviser a fee equal to an annual rate of 1.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Adviser has agreed not to impose all or a portion of its management fee until February 28, 1998, in order to maintain the annualized expenses of the Fund at not more than 2.00% of average daily net assets. For the year ended October 31, 1997, the Adviser did not impose a portion of its management fee amounting to $617,962, and the amount imposed amounted to $1,724,110.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close by the end of the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1997 the amount charged by SSC aggregated $480,002, of which $42,661 is unpaid at October 31, 1997.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. For the year ended October 31, 1997, the Special Servicing Agreement expense charged to the Fund amounted to $136,201.


                    25 - Scudder Emerging Markets Growth Fund

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended October 31, 1997, the amount charged to the Fund by STC aggregated $41,624, of which $5,496 is unpaid at October 31, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended October 31, 1997, the amount charged to the Fund by SFAC aggregated $178,487, of which $34,622 is unpaid at October 31, 1997.

The Fund pays each Director not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the year ended October 31, 1997, Directors' fees and expenses aggregated $64,633.

                        D. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.


                    26 - Scudder Emerging Markets Growth Fund

                        Report of Independent Accountants

To the Board of Directors of International Fund, Inc. and the Shareholders of Scudder Emerging Markets Growth Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Emerging Markets Growth Fund, including the investment portfolio, as of October 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period May 8, 1996 (commencement of operations) to October 31, 1996, and the financial highlights for the year ended October 31, 1997 and for the period May 8, 1996 (commencement of operations) to October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Emerging Markets Growth Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period May 8, 1996 (commencement of operations) to October 31, 1996 and the financial highlights for the year ended October 31, 1997 and for the period May 8, 1996 (commencement of operations) to October 31, 1996, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
December 17, 1997


                    27 - Scudder Emerging Markets Growth Fund

                                 Tax Information

The Fund paid foreign taxes of $198,340 and the Fund recognized $515,442 of foreign source income during the fiscal year ended October 31, 1997. Pursuant to section 853 of the Internal Revenue Code, the Fund designates $.01315 per share of foreign taxes and $.03418 of income from foreign sources as having been paid in the fiscal year ended October 31, 1997, respectively.


                    28 - Scudder Emerging Markets Growth Fund

                           Stockholder Meeting Results

A Special Meeting of Stockholders (the "Meeting") of Scudder Emerging Markets Growth Fund (the "Fund") was held on October 27, 1997, at the offices of Scudder, Stevens & Clark, Inc., 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. At the Meeting, as adjourned and reconvened, the following matters were voted upon by the stockholders (the resulting votes for each matter are presented below.) With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide stockholders with an additional opportunity to return their proxies. The date of the reconvened meeting at which the matters were decided is noted after the proposed matter.

1.    To elect Directors.

                                                     Number of Votes:
                                                     ----------------

                   Director                   For                      Withheld
                   --------                   ---                      --------

      Paul Bancroft III                    8,485,231                   224,914

      Sheryle J. Bolton                    8,482,415                   227,730

      William T. Burgin                    8,485,269                   224,876

      Thomas J. Devine                     8,480,316                   229,829

      Keith R. Fox                         8,488,091                   222,054

      William H. Gleysteen, Jr.            8,477,231                   232,914

      William H. Luers                     8,481,631                   228,514

      Wilson Nolen                         8,483,572                   226,573

      Daniel Pierce                        8,484,766                   225,379

      Kathryn L. Quirk                     8,482,038                   228,107


2. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

          For            Against           Abstain          Broker Non-Votes*
          ---            -------           -------          -----------------

       8,384,334         207,247           118,564                98,188

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise. (Approved on December 2, 1997.)


                                Number of Votes:
                                ----------------

          For            Against           Abstain           Broker Non-Votes*
          ---            -------           -------           -----------------

       8,268,279         426,626           228,693                   0


                   29 - Scudder Emerging Markets Growth Fund

4. To approve the revision of certain fundamental investment policies.


                                                                         Number of Votes:
                                                                         ----------------

          Fundamental Policies                   For               Against              Abstain        Broker Non-Votes*
          --------------------                   ---               -------              -------        -----------------

       4.1  Diversification                   8,034,053            312,203              265,701              98,188

       4.2  Borrowing                         7,959,915            384,810              267,232              98,188

       4.3  Senior securities                 7,984,239            358,780              268,938              98,188

       4.4  Purchase of physical              7,983,542            362,159              266,256              98,188
            commodities

       4.5  Concentration                     7,988,834            357,407              265,716              98,188

       4.6  Underwriting of securities        7,984,571            361,251              266,135              98,188

       4.7  Investment in real estate         7,989,300            356,891              265,766              98,188

       4.8  Lending                           7,975,819            328,856              307,282              98,188


5. To ratify the selection of Coopers & Lybrand L.L.P. as the Fund's independent accountants.

                                Number of Votes:
                                ----------------

            For                      Against                    Abstain
            ---                      -------                    -------

         8,453,635                    98,033                    158,477


* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                   30 - Scudder Emerging Markets Growth Fund

                                    This Page
                                  intentionally
                                   left blank.

                   31 - Scudder Emerging Markets Growth Fund

                             Officers and Directors


Daniel Pierce*
Chairman of the Board and
Director

Paul Bancroft III
Director; Venture Capitalist and
Consultant

Sheryle J. Bolton
Director; Chief Executive
Officer, Scientific Learning
Corporation

William T. Burgin
Director; General Partner,
Bessemer Venture Partners

Thomas J. Devine
Director; Consultant

Keith R. Fox
Director; President, Exeter
Capital Management
Corporation

William H. Gleysteen, Jr.
Director; Consultant; Guest
Scholar, Brookings Institute

William H. Luers
Director; President, The
Metropolitan Museum of Art

Wilson Nolen
Director; Consultant

Kathryn L. Quirk*
Director, Vice President and
Assistant Secretary

Robert W. Lear
Honorary Director;
Executive-in-Residence, Visiting
Professor, Columbia University
Graduate School ofBusiness

Robert G. Stone, Jr.
Honorary Director; Chairman
Emeritus and Director, Kirby
Corporation

Elizabeth J. Allan*
Vice President

Joyce E. Cornell*
Vice President

Richard W. Desmond*
Assistant Secretary

Carol L. Franklin*
Vice President

Edmund B. Games, Jr.*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

David S. Lee*
Vice President and Assistant
Treasurer

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant
Treasurer


                         *Scudder, Stevens & Clark, Inc.

                   32 - Scudder Emerging Markets Growth Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                    33 - Scudder Emerging Markets Growth Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                    34 - Scudder Emerging Markets Growth Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                    35 - Scudder Emerging Markets Growth Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

           a.   Financial Statements

                Included in Part A of this Registration Statement:

                     For Scudder International Fund:
                     Financial highlights for the ten fiscal years ended March 31, 1997
                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                     For Scudder Latin America Fund:
                     Financial highlights for the period December 8, 1992 (commencement of operations) to October 31, 1993 and for the four fiscal years ended October 31, 1997

                     For Scudder Pacific Opportunities Fund:
                     Financial highlights for the period December 8, 1992 (commencement of operations) to October 31, 1993 and for the four fiscal years ended October 31, 1997

                     For Scudder Greater Europe Growth Fund:
                     Financial highlights for the period October 10, 1994 (commencement of operations) to October 31, 1994 and for the three fiscal years ended October 31, 1997

                     For Scudder Emerging Markets Growth Fund:
                     Financial highlights for the period May 8, 1996 (commencement of operations) to October 31, 1996 and for the fiscal year ended October 31, 1997

                     For Scudder International Growth and Income Fund:
                     Financial highlights for the period June 30, 1997 (commencement of operations) to August 31, 1997 (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement.)

                Included in Part B of this Registration Statement:

                     For Scudder International Fund:

                     Investment Portfolio as of March 31, 1997
                     Statement of Assets and Liabilities as of March 31, 1997 Statement of Operations for the fiscal year ended March 31, 1997
                     Statements of Changes in Net Assets for the two fiscal years ended March 31, 1997
                     Financial Highlights for the ten fiscal years ended March 31, 1997
                     Notes to Financial Statements
                     Report of Independent Accountants
                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)


                                Part C - Page 1

                     For Scudder Latin America Fund:

                     Investment Portfolio as of October 31, 1997
                     Statement of Assets and Liabilities as of October 31,
                     1997
                     Statement of Operations for the fiscal year ended October 31, 1997
                     Statements of Changes in Net Assets for the two fiscal years ended October 31, 1997
                     Financial Highlights for the period December 8, 1992 (commencement of operations) to October 31, 1993 and for the four fiscal years ended October 31, 1997
                     Notes to Financial Statements
                     Report of Independent Accountants
                     Filed herein.

                     For Scudder Pacific Opportunities Fund:

                     Investment Portfolio as of October 31, 1997
                     Statement of Assets and Liabilities as of October 31,
                     1997
                     Statement of Operations for the fiscal year ended October 31, 1997
                     Statements of Changes in Net Assets for the two fiscal years ended October 31, 1997
                     Financial Highlights for the period December 8, 1992 (commencement of operations) to October 31, 1993 and for the four fiscal years ended October 31, 1997
                     Notes to Financial Statements
                     Report of Independent Accountants
                     Filed herein.

                     For Scudder Greater Europe Growth Fund:

                     Investment Portfolio as of October 31, 1997
                     Statement of Assets and Liabilities as of October 31,
                     1997
                     Statement of Operations for the fiscal year ended October 31, 1997
                     Statement of Changes in Net Assets for the two fiscal years ended October 31, 1997
                     Financial Highlights for the period October 10, 1994 (commencement of operations) to October 31, 1994 and for the three fiscal years ended October 31, 1997 Notes to Financial Statements
                     Report of Independent Accountants
                     Filed herein.

                     For Scudder Emerging Markets Growth Fund:

                     Investment Portfolio as of October 31, 1997
                     Statement of Assets and Liabilities as of October 31,
                     1997
                     Statement of Operations for the fiscal year ended October 31, 1997
                     Statement of Changes in Net Assets for the period May 8, 1996 (commencement of operations) to October 31, 1996 and the fiscal year ended October 31, 1997 Financial Highlights for the period May 8, 1996 (commencement of operations) to October 31, 1996 and the fiscal year ended October 31, 1997
                     Notes to Financial Statements
                     Report of Independent Accountants
                     Filed herein.


                                Part C - Page 2

                     For Scudder International Growth and Income Fund:

                     Statement of Assets and Liabilities as of May 23, 1997 and related notes
                     Investment Portfolio as of August 31, 1997
                     Statement of Assets and Liabilities as of August 31,
                     1997
                     Statement of Operations for the period ended August 31,
                     1997
                     Statements of Changes in Net Assets for the period ended August 31, 1997
                     Financial Highlights for the period June 30, 1997 (commencement of operations) to August 31, 1997
                     Notes to Financial Statements
                     (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

           b.     Exhibits:

                     1.   (a)    Articles of Amendment and Restatement of the
                                 Registrant as of January 24, 1991.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (b)    Articles Supplementary dated September 17,
                                 1992.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (c) Articles Supplementary dated December 1, 1992. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (d) Articles Supplementary dated August 3, 1994. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (e)    Articles Supplementary dated February 20,
                                 1996.
                                 (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 46 to the Registration Statement.)

                          (f)    Articles Supplementary dated September 5,
                                 1996.
                                 (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 52 to the Registration Statement.)

                          (g)    Articles Supplementary dated December 12,
                                 1996.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 55 to the Registration
                                 Statement.)

                          (h) Articles Supplementary dated March 3, 1997. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                     2.   (a)    Amended and Restated By-Laws of the
                                 Registrant dated March 4, 1991.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)


                                 Part C - Page 3

                          (b)    Amended and Restated By-Laws of the
                                 Registrant dated September 20, 1991.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (c)    Amended and Restated By-Laws of the
                                 Registrant dated December 12, 1991.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (d)    Amended and Restated By-Laws of the
                                 Registrant dated September 4, 1996.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 55 to the Registration
                                 Statement.)

                          (e)    Amended and Restated By-Laws of the
                                 Registrant dated December 3, 1997.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 59 to the Registration
                                 Statement.)

                     3.          Inapplicable.

                     4. Specimen certificate representing shares of Common Stock ($.01 par value) for Scudder International Fund.
                                 (Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 31 to the Registration Statement.)

                     5.   (a)    Investment Management Agreement between the
                                 Registrant, on behalf of Scudder
                                 International Fund, and Scudder, Stevens &
                                 Clark, Inc. dated December 14, 1990.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (b) Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Scudder, Stevens & Clark, Inc. dated December 7, 1992.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (c) Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Scudder, Stevens & Clark, Inc. dated December 7, 1992. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (d) Investment Management Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder, Stevens & Clark, Inc. dated October 10, 1994. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                          (e) Investment Management Agreement between the Registrant on behalf of Scudder International Fund, and Scudder, Stevens & Clark, Inc. dated September 8, 1994.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 45 to the Registration
                                 Statement.)


                                 Part C - Page 4

                          (f) Investment Management Agreement between the Registrant on behalf of Scudder Emerging Markets Growth Fund and Scudder, Stevens & Clark, Inc. dated May 8, 1996.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 48 to the Registration
                                 Statement.)

                          (g) Investment Management Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund, and Scudder, Stevens & Clark, Inc. dated June 10, 1997.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (h) Investment Management Agreement between the Registrant, on behalf of Scudder
                                 International Fund, and Scudder, Stevens &
                                 Clark, Inc. dated September 5, 1996.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 55 to the Registration
                                 Statement.)

                          (i) Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Scudder, Stevens & Clark, Inc., dated September 11, 1997. (Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement.)

                          (j) Investment Management Agreement between the Registrant, on behalf of Scudder
                                 International Fund, and Scudder Kemper
                                 Investments, Inc. dated December 31, 1997 is filed herein.

                          (k) Investment Management Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund, and Scudder Kemper Investments, Inc., dated December 31, 1997 is filed herein.

                          (l) Investment Management Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Kemper Investments, Inc., dated December 31, 1997 is filed herein.

                          (m) Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Scudder Kemper Investments, Inc., dated December 31, 1997 is filed herein.

                          (n) Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Scudder Kemper Investments, Inc., dated December 31, 1997 is filed herein.

                          (o) Investment Management Agreement between the Registrant, on behalf of Scudder International International Growth and Income Fund, and Scudder Kemper Investments, Inc. dated December 31, 1997 is filed herein.


                                 Part C - Page 5

                     6.   (a)    Underwriting Agreement between the Registrant
                                 and Scudder Investor Services, Inc., formerly
                                 Scudder Fund Distributors, Inc., dated July
                                 15, 1985.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (b) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated September 17, 1992.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                     7.          Inapplicable.

                     8.   (a)(1) Custodian Contract between the Registrant and
                                 Brown Brothers Harriman & Co. dated April 14, 1986.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (a)(2) Custodian Contract between the Registrant, on
                                 behalf of Scudder Latin America Fund, and
                                 Brown Brothers Harriman & Co. dated November
                                 25, 1992.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (a)(3) Custodian Contract between the Registrant, on
                                 behalf of Scudder Pacific Opportunities Fund, and Brown Brothers Harriman & Co. dated November 25, 1992.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (a)(4) Custodian Contract between the Registrant, on
                                 behalf of Scudder Greater Europe Growth Fund, and Brown Brothers Harriman & Co. dated October 10, 1994.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 44 to the Registration
                                 Statement.)

                          (a)(5) Fee schedule for Exhibit 8(a)(1).
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (a)(6) Revised fee schedule for Exhibit 8(a)(1).
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 45 to the Registration
                                 Statement.)

                          (a)(7) Custodian Contract between the Registrant and
                                 Brown Brothers Harriman & Co. dated March 7,
                                 1995.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 55 to the Registration
                                 Statement.)

                          (a)(8) Fee schedule for Exhibit 8(a)(7).
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 55 to the Registration
                                 Statement.)


                                 Part C - Page 6

                          (b)(1) Master Subcustodian Agreement between Brown
                                 Brothers Harriman & Co. and Morgan Guaranty
                                 Trust Company of New York, Tokyo office, dated November 8, 1976.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (b)(2) Fee schedule for Exhibit 8(b)(1).
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (c)(1) Master Subcustodian Agreement between Brown
                                 Brothers Harriman & Co. and Morgan Guaranty
                                 Trust Company of New York, Brussels office, dated November 15, 1976.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (c)(2) Fee schedule for Exhibit 8(c)(1).
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (d)(1) Subcustodian Agreement between Brown Brothers
                                 Harriman & Co. and The Bank of New York,
                                 London office, dated January 30, 1979.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (d)(2) Fee schedule for Exhibit 8(d)(1).
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (e)(1) Master Subcustodian Agreement between Brown
                                 Brothers Harriman & Co. and The Chase
                                 Manhattan Bank, N.A., Singapore office, dated June 9, 1980.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (e)(2) Fee schedule for Exhibit 8(e)(1).
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.).

                          (f)(1) Master Subcustodian Agreement between Brown
                                 Brothers Harriman & Co. and The Chase
                                 Manhattan Bank, N.A., Hong Kong office, dated June 4, 1979.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (f)(2) Fee schedule for Exhibit 8(f)(1).
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (g)(1) Master Subcustodian Agreement between Brown
                                 Brothers Harriman & Co. and Citibank, N.A.
                                 New York office, dated July 16, 1981.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)


                                 Part C - Page 7

                          (g)(2) Fee schedule for Exhibit 8(g)(1).
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                     9.   (a)(1) Transfer Agency and Service Agreement between
                                 the Registrant and Scudder Service
                                 Corporation dated October 2, 1989.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (a)(2) Fee schedule for Exhibit 9(a)(1).
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (a)(3) Service Agreement between Copeland
                                 Associates, Inc. and Scudder Service
                                 Corporation dated June 8, 1995.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 45 to the Registration
                                 Statement.)

                          (b) Letter Agreement between the Registrant and Cazenove, Inc. dated January 23, 1978, with respect to the pricing of securities. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                          (c)(1) COMPASS Service Agreement between the
                                 Registrant and Scudder Trust Company dated
                                 January 1, 1990.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (c)(2) Fee schedule for Exhibit (9)(c)(1).
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (c)(3) COMPASS and TRAK 2000 Service Agreement between
                                 the Registrant and Scudder Trust Company dated October 1, 1995. (Incorporated by reference to
                                 Exhibit 9(c)(3) to Post-Effective Amendment No. 47 to the Registration Statement.)

                          (d)(1) Shareholder Services Agreement between the
                                 Registrant and Charles Schwab & Co., Inc.
                                 dated June 1, 1990.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (d)(2) Administrative Services Agreement between the
                                 Registrant and McGladrey & Pullen, Inc. dated September 30, 1995.
                                 (Incorporated by reference to Exhibit 9(d)(2) to Post-Effective Amendment No. 47 to the Registration Statement.)

                          (e)(1) Fund Accounting Services Agreement between
                                 the Registrant, on behalf of Scudder Greater
                                 Europe Growth Fund, and Scudder Fund
                                 Accounting Corporation dated October 10, 1994. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)


                                 Part C - Page 8

                          (e)(2) Fund Accounting Services Agreement between
                                 the Registrant, on behalf of Scudder
                                 International Fund, and Scudder Fund
                                 Accounting Corporation dated April 12, 1995 is filed herein.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 45 to the Registration
                                 Statement.)

                          (e)(3) Fund Accounting Services Agreement between the
                                 Registrant, on behalf of Scudder Latin America Fund, dated May 17, 1995.
                                 (Incorporated by reference to Exhibit 9(e)(3) to Post-Effective Amendment No. 47 to the Registration Statement.)

                          (e)(4) Fund Accounting Services Agreement between the
                                 Registrant, on behalf of Scudder Pacific
                                 Opportunities Fund, dated May 5, 1995.
                                 (Incorporated by reference to Exhibit 9(e)(4) to Post-Effective Amendment No. 47 to the Registration Statement.)

                          (e)(5) Fund Accounting Services Agreement between
                                 the Registrant, on behalf of Scudder Emerging Markets Growth Fund dated May 8, 1996. (Incorporated by reference to Exhibit 9(e)(5) to Post-Effective Amendment No. 49 to the Registration Statement.)

                          (e)(6) Fund Accounting Services Agreement between
                                 the Registrant, on behalf of Scudder
                                 International Growth and Income Fund dated
                                 June 3, 1997.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                     10.         Inapplicable.

                     11. Consent of Independent Accountants is filed herein.

                     12.         Inapplicable.

                     13.         Inapplicable.

                     14.  (a)    Scudder Flexi-Plan for Corporations and
                                 Self-Employed Individuals.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (b)    Scudder Individual Retirement Plan.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (c)    Scudder Funds 403(b) Plan.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (d) Scudder Employer - Select 403(b) Plan. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)


                                 Part C - Page 9

                          (e) Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                          (f)    Scudder Roth IRA Plan is filed herein.

                     15.         Inapplicable.

                     16.         Schedule for Computation of Performance
                                 Quotations.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 56 to the Registration
                                 Statement.)

                     17.         Financial Data Schedules are filed herein.

                     18. Plan with respect to Scudder International Fund pursuant to Rule 18f-3.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 58 to the Registration
                                 Statement.)

            Power of Attorney for Nicholas Bratt, Paul Bancroft III, Thomas J. Devine, William H. Gleysteen, Jr., William H. Luers, Wilson Nolen, Juris Padegs, Daniel Pierce, and Gordon Shillinglaw is incorporated by reference to the signature page of Post-Effective Amendment No. 35.

            Power of Attorney for Keith R. Fox is incorporated by reference to the Signature Page of Post-Effective Amendment No. 47.

            Power of Attorney for Kathryn L. Quirk is incorporated by reference to the signature page of Post-Effective Amendment No. 54.

            Power of Attorney for David S. Lee is incorporated by reference to the signature page of Post-Effective Amendment No. 56.

            Power of Attorney for Sheryle J. Bolton and William T. Burgin is incorporated by reference to the Signature Page of Post-Effective Amendment No. 58.

Item 25.    Persons Controlled by or under Common Control with Registrant.

            None

Item 26.    Number of Holders of Securities (as of February 2, 1998).

                              (1)                                 (2)

                        Title of Class                   Number of Shareholders

            Capital Stock ($.01 par value per share)
              Scudder International Fund                       159,692
              Scudder Latin America Fund                        70,128
              Scudder Pacific Opportunities Fund                23,494
              Scudder Greater Europe Growth Fund                15,376
              Scudder Emerging Markets Growth Fund              17,042
              Scudder International Growth and Income Fund       6,571


                                Part C - Page 10

Item 27.    Indemnification.

            A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

            Article Tenth of Registrant's Articles of Incorporation state as follows:

            TENTH:  Liability and Indemnification

                  To the fullest extent permitted by the Maryland General
            Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. The limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

                  The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation law, as may be amended from time to time, and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                  The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

                  The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

                  Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.


                                Part C - Page 11

            Article V of Registrant's Amended and Restated By-Laws states as follows:

                                    ARTICLE V

                          INDEMNIFICATION AND INSURANCE

      SECTION 1. Indemnification of Directors and Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former Director or officer of the Corporation, or is or was serving while a Director or officer of the Corporation at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary or another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

      SECTION 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force; provided however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking by or on behalf of the Director to repay any such advance if it is ultimately determined that he is not entitled to indemnification, and provided further that at least one of the following additional conditions is met: (1) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (2) the Corporation is insured against losses arising by reason of the advance; or (3) a majority of a quorum of Directors of the Corporation who are neither "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as amended, nor parties to the proceeding ("disinterested non-party Directors") or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

      SECTION 3. Procedure. At the request of any current or former Director or officer, or any employee or agent whom the Corporation proposes to indemnify, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this Article V have been met; provided, however, that indemnification shall be made only following: (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of the majority of a quorum of disinterested non-party Directors or (b) an independent legal counsel in a written opinion.

      SECTION 4. Indemnification of Employees and Agents. Employees and agents who are not officers or Directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, in accordance with the procedures set forth in this Article V to the extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.


                                Part C - Page 12

      SECTION 5. Other Rights. The indemnification provided by this Article V shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

      SECTION 6. Constituent, Resulting or Surviving Corporations. For the purposes of this Article V, references to the "Corporation" shall include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under this Article V with respect to the resulting or surviving corporation as he would if he had served the resulting or surviving corporation in the same capacity.

Item 28.    Business or Other Connections of Investment Adviser

            Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                     Business and Other Connections of Board
       Name          of Directors of Registrant's Adviser
       ----          ------------------------------------

Stephen R. Beckwith  Treasurer and Chief Financial Officer, Scudder Kemper
                         Investments, Inc.**
                     Vice President and Treasurer, Scudder Fund Accounting
                         Corporation*
                     Director, Scudder Stevens & Clark Corporation**
                     Director and Chairman, Scudder Defined Contribution
                         Services, Inc.**
                     Director and President, Scudder Capital Asset Corporation** Director and President, Scudder Capital Stock Corporation** Director and President, Scudder Capital Planning
                         Corporation**
                     Director and President, SS&C Investment Corporation** Director and President, SIS Investment Corporation** Director and President, SRV Investment Corporation**

Lynn S. Birdsong     Director and Vice President, Scudder Kemper Investments,
                         Inc.**
                     Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng    Director, Scudder Kemper Investments, Inc.**
                     Member, Corporate Executive Board, Zurich Insurance Company
                         of Switzerland##
                     Director, ZKI Holding Corporation xx

Steven Gluckstern    Director, Scudder Kemper Investments, Inc.**
                     Member, Corporate Executive Board, Zurich Insurance Company
                         of Switzerland##
                     Director, Zurich Holding Company of America o

Rolf Huppi           Director, Chairman of the Board, Scudder Kemper
                         Investments, Inc.**
                     Member, Corporate Executive Board, Zurich Insurance Company
                         of Switzerland##
                     Director, Chairman of the Board, Zurich Holding Company of
                         America o
                     Director, ZKI Holding Corporation xx

Kathryn L. Quirk     Director, Chief Legal Officer, Chief Compliance Officer and
                         Secretary, Scudder Kemper Investments, Inc.**
                     Director, Senior Vice President & Assistant Clerk, Scudder
                         Investor Services, Inc.*
                     Director, Vice President & Secretary, Scudder Fund
                         Accounting Corporation*


                                Part C - Page 13

                     Director, Vice President & Secretary, Scudder Realty
                         Holdings Corporation*
                     Director & Assistant Clerk, Scudder Service Corporation* Director, SFA, Inc.*
                     Vice President, Director & Assistant Secretary, Scudder
                         Precious Metals, Inc.***
                     Director, Scudder, Stevens & Clark Japan, Inc.*** Director, Vice President and Secretary, Scudder, Stevens &
                         Clark of Canada, Ltd.***
                     Director, Vice President and Secretary, Scudder Canada
                         Investor Services Limited***
                     Director, Vice President and Secretary, Scudder Realty
                         Advisers, Inc. x
                     Director and Secretary, Scudder, Stevens & Clark
                         Corporation**
                     Director and Secretary, Scudder, Stevens & Clark Overseas
                         Corporation oo
                     Director and Secretary, SFA, Inc.*
                     Director, Vice President and Secretary, Scudder Defined
                         Contribution Services, Inc.**
                     Director, Vice President and Secretary, Scudder Capital
                         Asset Corporation**
                     Director, Vice President and Secretary, Scudder Capital
                         Stock Corporation**
                     Director, Vice President and Secretary, Scudder Capital
                         Planning Corporation**
                     Director, Vice President and Secretary, SS&C Investment
                         Corporation**
                     Director, Vice President and Secretary, SIS Investment
                         Corporation**
                     Director, Vice President and Secretary, SRV Investment
                         Corporation**
                     Director, Vice President and Secretary, Scudder Brokerage
                         Services, Inc.*
                     Director, Korea Bond Fund Management Co., Ltd.+

Markus Rohrbasser    Director, Scudder Kemper Investments, Inc.**
                     Member Corporate Executive Board, Zurich Insurance Company
                         of Switzerland##
                     President, Director, Chairman of the Board, ZKI Holding
                         Corporation xx

Cornelia M. Small    Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani    Director, President and Chief Executive Officer, Scudder
                         Kemper Investments, Inc.**
                     Director, Scudder, Stevens & Clark Japan, Inc.###
                     President and Director, Scudder, Stevens & Clark Overseas
                         Corporation oo
                     President and Director, Scudder, Stevens & Clark
                         Corporation**
                     Director, Scudder Realty Advisors, Inc.x
                     Director, IBJ Global Investment Management S.A. Luxembourg,
                         Grand-Duchy of Luxembourg

      *     Two International Place, Boston, MA
      x     333 South Hope Street, Los Angeles, CA
      **    345 Park Avenue, New York, NY
      #     Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
            Luxembourg B 34.564
      ***   Toronto, Ontario, Canada
      xxx   Grand Cayman, Cayman Islands, British West Indies
      oo    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
      ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
      xx    222 S. Riverside, Chicago, IL
      o     Zurich Towers, 1400 American Ln., Schaumburg, IL
      +     P.O. Box 309, Upland House, S. Church St., Grand Cayman,
            British West Indies
      ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.    Principal Underwriters.

      (a)

      Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

      (b)


                                Part C - Page 14

      The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
      Item 29.

        (1)                               (2)                                      (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William S. Baughman               Vice President                          None
         Two International Place
         Boston, MA 02110

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          Assistant Secretary
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President
         Two International Place           and Assistant Clerk
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President, Secretary
         Two International Place                                                   and Treasurer
         Boston, MA 02110


                                Part C - Page 15

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Daniel Pierce                     Director, Vice President                Director
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Director, Vice President
         345 Park Avenue                   Assistant Clerk                         and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA  02110

      (c)

             (1)                  (2)                 (3)                 (4)             (5)
                           Net Underwriting    Compensation on
     Name of Principal      Discounts and        Redemptions          Brokerage        Other
        Underwriter          Commissions       and Repurchases       Commissions     Compensation
        -----------          -----------       ---------------       -----------     ------------

      Scudder Investor           None                None                None           None
       Services, Inc.

Item 30.    Location of Accounts and Records.

            Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., 345 Park Avenue, New York, New York 10154. Records relating to the duties of the Registrant's custodian are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103.

Item 31.    Management Services.

            Inapplicable.


                                Part C - Page 16

Item 32.    Undertakings

            Inapplicable.


                                Part C - Page 17

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 11th day of February, 1998.

                                    SCUDDER INTERNATIONAL FUND, INC.


                                    By /s/ Thomas F. McDonough
                                       ------------------------------
                                       Thomas F. McDonough,
                                       Treasurer, Vice President and Secretary
                                       (Principal Financial and Accounting
                                       Officer)

      Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                          DATE
---------                     -----                          ----


/s/ Paul Bancroft
--------------------------
Paul Bancroft, III*           Director                       February 11, 1998


/s/ Sheryle J. Bolton
--------------------------
Sheryle J. Bolton*            Director                       February 11, 1998


/s/ William T. Burgin
--------------------------
William T. Burgin*            Director                       February 11, 1998


/s/ Thomas J. Devine
--------------------------
Thomas J. Devine*             Director                       February 11, 1998


/s/ Keith R. Fox
--------------------------
Keith R. Fox*                 Director                       February 11, 1998


/s/ William H. Gleysteen
--------------------------
William H. Gleysteen, Jr.*    Director                       February 11, 1998


/s/ William H. Luers
--------------------------
William H. Luers*             Director                       February 11, 1998

SIGNATURE                     TITLE                          DATE
---------                     -----                          ----


/s/ Wilson Nolen
--------------------------
Wilson Nolen*                 Director                       February 11, 1998


/s/ Daniel Pierce
--------------------------
Daniel Pierce*                Chairman of the Board and      February 11, 1998
                              Director


/s/ Kathryn L. Quirk
--------------------------
Kathryn L. Quirk*             Director, Vice President       February 11, 1998
                              and Assistant Secretary




*By: /s/ Thomas F. McDonough
     --------------------------------
      Thomas F. McDonough,
      Attorney-in-Fact pursuant to a power of attorney
      contained in the signature page of Post-Effective
      Amendment Nos. 35, 47, 49, 54, 56 and 58 to the
      Registration Statement, filed October 8, 1992, February
      27, 1996, July 17, 1996, June 2, 1997, July 31, 1997 and
      December 4, 1997, respectively.

                                                                File No. 2-14400
                                                                File No. 811-642

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT No. 61

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 41

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                        SCUDDER INTERNATIONAL FUND, INC.

                        SCUDDER INTERNATIONAL FUND, INC.

                                  EXHIBIT INDEX

                                  Exhibit 5 (j)
                                  Exhibit 5 (k)
                                  Exhibit 5 (l)
                                  Exhibit 5 (m)
                                  Exhibit 5 (n)
                                  Exhibit 5 (o)
                                   Exhibit 11
                                 Exhibit 14 (f)
                                   Exhibit 17